    As filed with the Securities and Exchange Commission on April 27, 2009

                                                File Nos. 333-149595; 811-22190

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


    Registration Statement Under The Securities
                    Act of 1933                                            [X]
            Pre-Effective Amendment No.                                    [_]
                          Post-Effective
                          Amendment No. 3                                  [X]

                       and/or

                    Registration
  Statement Under the Investment Company Act of 1940                       [X]
                  Amendment No. 4                                          [X]
          (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 4
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 4
                                Prospectus For
         Flexible Purchase Payment Variable Deferred Annuity Contract
                                Form P1165 4/05

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2009, describes a flexible purchase payment variable deferred annuity contract (the "contract" or "contracts") issued to or in connection with certain types of retirement plans that receive special tax treatment ("Qualified Contracts"). In particular, the contract must be issued as an IRA contract, Roth IRA contract, or SEP IRA contract or purchased through an established IRA, Roth IRA, or SEP IRA trust or custodial account. THE CONTRACT ITSELF DOES NOT PROVIDE THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY. THE TAX ADVANTAGES AVAILABLE WITH THIS CONTRACT EXIST SOLELY THROUGH QUALIFIED CONTRACTS OR ACCOUNTS. IF THIS CONTRACT IS NOT MAINTAINED AS SUCH, THE TAXES ON THE CONTRACT WILL NOT BE DEFERRED AND THE TAX TREATMENT WILL BE UNCERTAIN. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE DEATH BENEFITS, INCOME BENEFITS AND OTHER NON-TAX-RELATED BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.


Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Retire Ready/SM/ IRA Annuity" in our marketing materials.

This prospectus gives details about the contract and Genworth Life & Annuity VA Separate Account 4 (the "Separate Account") that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Equity Funds:
AIM Charter Fund -- Class A

AllianceBernstein Cap Fund, Inc.:
AllianceBernstein Small Cap Growth Portfolio -- Class A

The AllianceBernstein Portfolios:
AllianceBernstein Balanced Wealth Strategy -- Class A
AllianceBernstein Wealth Appreciation Strategy -- Class A

AllianceBernstein Trust:
AllianceBernstein International Value Fund -- Class A

Allianz Funds:
Allianz NFJ International Value Fund -- Class A
Allianz NFJ Large-Cap Value Fund -- Class A

American Century Capital Portfolios, Inc.:
American Century Equity Income Fund -- A Class

American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund -- Advisor Class

BlackRock Basic Value Fund, Inc.:
BlackRock Basic Value Fund -- Investor A

BlackRock Global Allocation Fund, Inc.:
BlackRock Global Allocation Fund -- Investor A

Calamos Investment Trust:
Calamos Growth Fund -- Class A

Cohen & Steers Global Realty Shares, Inc.:
Cohen & Steers Global Realty Shares -- Class A

Columbia Acorn Trust:
Columbia Acorn Fund -- Class A

Columbia Funds Series Trust:
Columbia Marsico 21st Century Fund -- Class A
Columbia Marsico International Opportunities Fund -- Class A
Columbia Mid Cap Value Fund -- Class A

Davis New York Venture Fund, Inc.:
Davis New York Venture Fund -- Class A

Eaton Vance Mutual Funds Trust:
Eaton Vance Floating-Rate Fund -- Class A

Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund -- Class A

Evergreen Equity Trust:
Evergreen Enhanced S&P 500 Fund -- Class A
Evergreen Intrinsic Value Fund -- Class A

Evergreen Money Market Trust:
Evergreen Treasury Money Market Fund -- Class A

Federated Equity Funds:
Federated Kaufmann Fund -- Class A

Fidelity Advisor Series I:
Fidelity Advisor Balanced Fund -- Class A
Fidelity Advisor Equity Growth Fund -- Class A
Fidelity Advisor Leveraged Company Stock Fund -- Class A

Fidelity Advisor Series II:
Fidelity Advisor Mid Cap II Fund -- Class A

Fidelity Contrafund:
Fidelity Advisor New Insights Fund -- Class A



Franklin Value Investors Trust:
Franklin Small Cap Value Fund -- Class A

GE Funds:

GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)


Janus Adviser Series:
Janus Adviser Forty Fund -- Class A

Jennison 20/20 Focus Fund:
Jennison 20/20 Focus Fund -- Class A

Jennison Natural Resources Fund, Inc.:
Jennison Natural Resources Fund, Inc. -- Class A

JPMorgan Trust II:
JPMorgan Core Bond Fund -- Class A
JPMorgan Investor Growth & Income Fund -- Class A

Legg Mason Partners Aggressive Growth Fund, Inc.:
Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial Intermediary Class

Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. -- Financial Intermediary Class

Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund -- Class A

Lord Abbett Bond-Debenture Fund, Inc.:
Lord Abbett Bond-Debenture Fund -- Class A

Lord Abbett Mid-Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund -- Class A

Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund -- Class A

Oppenheimer Global Fund:
Oppenheimer Global Fund -- Class A

Oppenheimer Main Street Funds, Inc.:
Oppenheimer Main Street Fund -- Class A

Oppenheimer Main Street Small Cap Fund:
Oppenheimer Main Street Small Cap Fund -- Class A

PIMCO Funds:
PIMCO High Yield Fund -- Class A
PIMCO Long-Term U.S. Government Fund -- Class A
PIMCO Low Duration Fund -- Class A
PIMCO Total Return Fund -- Class A

Putnam Investment Funds:
Putnam International Capital Opportunities Fund -- Class A

T. Rowe Price Capital Appreciation Fund:
T. Rowe Price Capital Appreciation Fund -- Advisor Class

T. Rowe Price Equity Income Fund:
T. Rowe Price Equity Income Fund -- Advisor Class

T. Rowe Price Growth Stock Fund, Inc.:
T. Rowe Price Growth Stock Fund -- Advisor Class

Thornburg Investment Trust:
Thornburg Core Growth Fund -- Class A
Thornburg International Value Fund -- Class A

Van Kampen Comstock Fund:
Van Kampen Comstock Fund -- Class A

The following Portfolio is not available as an investment option for contracts issued on or after January 5, 2009:

Franklin Templeton Fund Allocator Series:
Franklin Templeton Founding Funds Allocation Fund -- Class A


Not all of these Portfolios may be available in all states or markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY NOT be available in every state

  .  MAY go down in value

Both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or markets. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.


A Statement of Additional Information, dated May 1, 2009, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


                Definitions.................................................  6

                Fee Tables..................................................  8
                   Examples................................................. 12

                Synopsis.................................................... 12

                Condensed Financial Information............................. 16

                The Company................................................. 16

                Financial Condition of the Company.......................... 16

                The Separate Account........................................ 17
                   The Portfolios........................................... 17
                   Subaccounts.............................................. 19
                   Voting Rights............................................ 25
                   Asset Allocation Program................................. 25

                Charges and Other Deductions................................ 34
                   Transaction Expenses..................................... 34
                       Surrender Charge..................................... 34
                       Exceptions to the Surrender Charge................... 35
                   Deductions from the Separate Account..................... 35
                   Charges for the Living Benefit Rider Options............. 35
                   Charges for the Death Benefit Rider Options.............. 37
                   Reduction or Elimination of Charges and Deductions....... 37
                   Other Charges............................................ 37

                The Contract................................................ 38
                   Purchase of the Contract................................. 38
                   Ownership................................................ 39
                   Assignment............................................... 39
                   Purchase Payments........................................ 39
                   Valuation Day and Valuation Period....................... 39
                   Allocation of Purchase Payments.......................... 40
                   Valuation of Accumulation Units.......................... 40

                Transfers................................................... 40
                   Transfers Before the Annuity Commencement Date........... 40
                   Transfers Among the Subaccounts.......................... 40
                   Telephone/Internet Transactions.......................... 41
                   Confirmation of Transactions............................. 42
                   Special Note on Reliability.............................. 42
                   Transfers by Third Parties............................... 42
                   Special Note on Frequent Transfers....................... 42
                   Dollar Cost Averaging Program............................ 44
                   Defined Dollar Cost Averaging Program.................... 44
                   Portfolio Rebalancing Program............................ 45

                Surrenders and Partial Withdrawals..........................  45
                   Surrenders and Partial Withdrawals.......................  45
                   Systematic Withdrawal Program............................  46
                   Lifetime Income Plus 2008................................  47
                   Lifetime Income Plus Solution............................  59

                The Death Benefit...........................................  70
                   Distribution Provisions Upon Death of Owner..............  70
                   Death Benefit at Death of Any Annuitant Before Annuity
                     Commencement Date......................................  70
                   Basic Death Benefit......................................  70
                   Annual Step-Up Death Benefit Rider.......................  70
                   How to Claim Proceeds and/or Death Benefit Payments......  71
                   Distribution Rules.......................................  73

                Income Payments.............................................  73
                   Income Payments and the Annuity Commencement Date........  74
                   Optional Payment Plans...................................  75
                   Variable Income Payments.................................  76
                   Transfers After the Annuity Commencement Date............  76

                Tax Matters.................................................  77
                   Introduction.............................................  77
                   Tax Status of the Contract...............................  77
                   Why are the Contracts Available Only as Qualified
                     Contracts?.............................................  77
                   Types of IRAs............................................  77
                   Required Distributions and Penalty Taxes.................  78
                   Moving Money from One Qualified Contract or Qualified
                     Retirement Plan to Another.............................  78
                   Federal Income Tax Withholding...........................  79
                   State Income Tax Withholding.............................  79
                   Tax Status of the Company................................  79
                   Changes in the Law.......................................  79

                Requesting Payments.........................................  80

                Sale of the Contracts.......................................  80

                Additional Information......................................  82
                   Owner Questions..........................................  82
                   Return Privilege.........................................  82
                   State Regulation.........................................  82
                   Evidence of Death, Age, Gender, Marital Status or
                     Survival...............................................  82
                   Records and Reports......................................  82
                   Other Information........................................  82
                   Legal Proceedings........................................  82

                Appendix A -- Examples of the Available Death Benefits...... A-1

                Appendix B -- Condensed Financial Information............... B-1

                Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in each Subaccount and the Separate Account before income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income payments.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.


Asset Allocation Model -- A component of the Investment Strategy for Lifetime Income Plus 2008 and Lifetime Income Plus Solution.

Benefit Year -- For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Benefit Date and each anniversary of that date.


Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts.


Designated Subaccounts -- The Subaccounts available under the Investment Strategy for Lifetime Income Plus 2008 and Lifetime Income Plus Solution.


Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to Genworth Life & Annuity VA Separate Account 4 or any other segregated asset account of the Company.


Gross Withdrawal -- For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.


Home Office -- Our office at 6610 West Broad Street, Richmond, Virginia 23230.


Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The Investment Strategy is required in order to receive the full benefits available under these rider options.


Lifetime Income Plus 2008 -- The marketing name for the Guaranteed Minimum Withdrawal Benefit for Life Rider discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.


Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.


Portfolio -- A series of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.


Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 or Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.


Separate Account -- Genworth Life & Annuity VA Separate Account 4, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.


Subaccount -- A division of the Separate Account that invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax and any optional benefit charges.


Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under Lifetime Income Plus 2008.


Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing Contract Value or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer Contract Value among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------------------------------------------------------
Surrender Charge/1/                                                    Surrender Charge as a Percentage of the
                                                                       Purchase Payment Withdrawn or Surrendered
                                                                       ----------------------------------------------
   Number of Completed Years Since We Received                         ("B Share" Option)    ("L Share" Option/2/)
   the Purchase Payment
---------------------------------------------------------------------------------------------------------------------
                     0                                                        6%                     6%
                     1                                                        6%                     5%
                     2                                                        6%                     4%
                     3                                                        6%                     2%
                     4                                                        5%                     0%
                     5                                                        4%                     0%
                     6                                                        3%                     0%
                  7 or more                                                   0%                     0%
---------------------------------------------------------------------------------------------------------------------
 Transfer Charge                                                                     $10.00/3/
---------------------------------------------------------------------------------------------------------------------

/1/There are two surrender charge schedule options available under this contract. The B Share option has a seven-year surrender charge schedule and the L Share option has a four-year surrender charge schedule. You must elect your surrender charge schedule option at the time of application. The mortality and expense risk charge for the contract is higher if the contract is issued with an L Share surrender charge schedule. The mortality and expense risk charges are disclosed in the next table.

 You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/The L Share surrender charge schedule option may be referred to as the "Early Access" option in marketing materials.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the twelfth transfer in a calendar year.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


Periodic Charges Other Than Portfolio Expenses
------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                        $30.00/1/
------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------------------------
                                                         B Share Option               L Share Option
                                                   ---------------------------------------------------------
 Mortality and Expense Risk Charge/2/                         1.20%                        1.50%
------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                0.15%                        0.15%
------------------------------------------------------------------------------------------------------------
 Joint Annuitant Charge/3/                                    0.05%                        0.05%
------------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                1.40%                        1.70%
------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/4/
------------------------------------------------------------------------------------------------------------
                                                         Current Charge              Maximum Charge/5/
                                                   ---------------------------------------------------------
Lifetime Income Plus 2008 without the Principal
 Protection Death Benefit
 Single Annuitant Contract                            0.75% of benefit base        2.00% of benefit base
                                                   ---------------------------------------------------------
 Joint Annuitant Contract                             0.85% of benefit base        2.00% of benefit base
------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal
 Protection Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                         0.75% of benefit base plus   2.00% of benefit base plus
                                                   0.15% of value of Principal  0.50% of value of Principal
                                                   Protection Death Benefit     Protection Death Benefit
                                                   ---------------------------------------------------------
 Joint Annuitant Contract                          0.85% of benefit base plus   2.00% of benefit base plus
                                                   0.15% of value of Principal  0.50% of value of Principal
                                                   Protection Death Benefit     Protection Death Benefit
------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal
 Protection Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                         0.75% of benefit base plus   2.00% of benefit base plus
                                                   0.40% of value of Principal  0.50% of value of Principal
                                                   Protection Death Benefit     Protection Death Benefit
                                                   ---------------------------------------------------------
 Joint Annuitant Contract                          0.85% of benefit base plus   2.00% of benefit base plus
                                                   0.40% of value of Principal  0.50% of value of Principal
                                                   Protection Death Benefit     Protection Death Benefit
------------------------------------------------------------------------------------------------------------
                                                        Current Charge/6/           Maximum Charge/5,6/
                                                   ---------------------------------------------------------
Lifetime Income Plus Solution without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract                0.95% of benefit base        2.00% of benefit base
------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal
 Protection Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                0.95% of benefit base plus   2.00% of benefit base plus
                                                   0.20% of value of            0.50% of value of Principal
                                                   Principal Protection         Protection Death Benefit
                                                   Death Benefit
------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal
 Protection Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                0.95% of benefit base plus
                                                   0.50% of value of            2.00% of benefit base plus
                                                   Principal Protection         0.50% of value of Principal
                                                   Death Benefit                Protection Death Benefit
------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/7/
------------------------------------------------------------------------------------------------------------
                                                         Current Charge              Maximum Charge/5/
                                                   ---------------------------------------------------------
Annual Step-Up Death Benefit Rider                            0.20%                        0.20%
------------------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $40,000 or more at the time the charge is assessed.

/2/There are two surrender charge schedule options available under this contract. The B Share option has a seven-year surrender charge schedule and the L Share option has a four-year surrender charge schedule. You must elect your surrender charge schedule option at the time of application. The mortality and expense risk charge for the contract is higher if the contract is issued with an L Share surrender charge schedule. Please note that, irrespective of the surrender charge option that is chosen, the applicable mortality and expense risk charge will be assessed for the duration of the contract and not merely for the duration of the surrender charge period. The surrender charge schedule for each option is disclosed in the previous table.


/3/The Joint Annuitant charge is assessed only when a Joint Annuitant is added to the contract and the contract becomes a Joint Annuitant contract. The Joint Annuitant charge will terminate if the contract becomes a single Annuitant contract due to the death of an Annuitant. The Joint Annuitant charge will apply even if you elect Lifetime Income Plus 2008 or Lifetime Income Plus Solution as a Joint Annuitant contract.

/4/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. The riders may not be available in all states or markets. We reserve the right to discontinue offering any one or all of the riders at any time and for any reason.

 You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.


/5/The maximum charge reflects the charge that the rider is guaranteed never to exceed.


/6/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:



                                                                                              Current Charge
                                                                                        ----------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                    0.85% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
 Age 45-70
  Single or Joint Annuitant Contract                                                    0.85% of benefit base plus
                                                                                        0.15% of value of
                                                                                        Principal Protection
                                                                                        Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
 Age 71-85
  Single or Joint Annuitant Contract                                                    0.85% of benefit base plus
                                                                                        0.40% of value of
                                                                                        Principal Protection
                                                                                        Death Benefit
--------------------------------------------------------------------------------------------------------------------


                                                                                              Maximum Charge
                                                                                        ---------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                    2.00% of benefit base
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
 Age 45-70
  Single or Joint Annuitant Contract                                                    2.00% of benefit base plus
                                                                                        0.50% of value of
                                                                                        Principal Protection
                                                                                        Death Benefit
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
 Age 71-85
  Single or Joint Annuitant Contract                                                    2.00% of benefit base plus
                                                                                        0.50% of value of
                                                                                        Principal Protection
                                                                                        Death Benefit
-------------------------------------------------------------------------------------------------------------------



/7/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.


For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the estimated minimum and maximum total annual operating expenses charged by the Portfolios that you indirectly pay during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.73%   2.23%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.73% and 2.23%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.


The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  . assumes that the maximum fees and expenses of any of the Portfolios are charged.

Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.

The following Example uses the assumptions noted above, but assumes you surrender your contract at the end of the stated period:



        L Share Example
------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,235      $2,467      $3,575       $7,256



        B Share Example
------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,208      $2,557      $3,845       $7,048



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated period.



        L Share Example
------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $657       $2,085      $3,529       $7,218



        B Share Example
------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $627       $2,002      $3,400       $7,008



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender or annuitize your contract at the end of the stated period.



        L Share Example
------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $708       $2,134      $3,575       $7,256



        B Share Example
------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $678       $2,051      $3,447       $7,048




Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (for the L Share option) and 1.40% (for the B Share option) (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);


  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and


  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of Contract Value).

If the optional riders are not elected, or if the contract was a single Annuitant contract, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible purchase payment variable deferred annuity contract. This contract must be issued as a contract qualified ("Qualified Contract") under the Code. In particular, the contract must be issued as an IRA contract, Roth IRA contract, or SEP IRA contract or purchased through an established IRA, Roth IRA, or SEP IRA trust or custodial account. Because this contract may be used only with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. The description in this prospectus of certain features of your contract may vary from the description of those features provided in the contract itself. See "The Contract" provision of this prospectus.


How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account. Should you decide to receive income payments (annuitize your contract), we will convert Accumulation Units to Annuity Units.


You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "Income Payments" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio is responsible for investing consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.


What charges are associated with this contract? If you have elected the B Share surrender charge schedule option at application and you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven full years, we will assess a surrender charge ranging from 6% to 3%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for seven full years, the surrender charge for those purchase payments reduces to 0%.

If you have elected the L Share surrender charge schedule option at application and you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for four full years, the surrender charge for those purchase payments reduces to 0%.


For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual contract charges in the aggregate at an effective annual rate of 1.65% (for the L Share option) or 1.35% (for the B Share option) against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.50% (for the L Share option) or 1.20% (for the B Share option) and an administrative expense charge of 0.15%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.05% against the daily net asset value of the Separate Account. We also charge for the optional riders and benefits. In addition, there is a $30 annual contract maintenance charge that we waive if the Contract Value is more than $40,000 at the time the charge is assessed.

We reserve the right to reduce or waive any contract or rider charge or deduction for sales of the contract made to certain employees or agents of the Company and its affiliates, or any of their immediate family members, or to employees, agents and registered representatives of the brokerage firms and financial institutions that sell the contract, or any of their immediate family members. In lieu of a reduction or waiver, we may apply a credit to Contract Value.

We may reduce or waive these items or apply a credit to Contract Value based on expected economies of scale and on differences in costs or services. We reserve the right to implement such reductions, waivers or credits on a temporary or permanent basis and to modify, suspend or terminate such reductions, waivers or credits at any time.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We may offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay into my contract and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated?
We will pay you a monthly income beginning on the Annuity Commencement Date, provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. Because your contract is a Qualified Contract, IRS rules may require you to begin receiving payments before the Annuity Commencement Date. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if you die while the contract is in force, the Contract Value, after crediting of any death benefit, will be subject to the Code provisions requiring minimum distributions to be made after the owner's death. The designated beneficiary may take withdrawals to satisfy these requirements as described in "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts? You may transfer assets among the Subaccounts. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.


For transfers among the Subaccounts, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers" and "Income Payments -- Transfers After the Annuity Commencement Date" provisions of this prospectus. In addition, if you elect Lifetime Income Plus 2008 or Lifetime Income Plus Solution, your assets must always be allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial Withdrawals" provision of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions. If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. If you elect Lifetime Income Plus 2008 or Lifetime Income Plus Solution, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals" provision of this prospectus.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods). For this contract, the free look period will not be less than 7 days to satisfy IRS disclosure requirements.


If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. If you exercise your free look privilege within seven days after you receive your contract or if required by the law of your state, however, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We currently offer two optional benefits by rider under this prospectus. The riders may not be available in all states or markets.


The Living Benefit Rider Options. We currently offer two "living benefit rider options" under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Both benefit options provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Please see the "Surrenders and Partial Withdrawals" provision of this prospectus for more information about the rider and its features.

Either Lifetime Income Plus 2008 or Lifetime Income Plus Solution is available at an additional charge if elected when you apply for the contract.


The Death Benefit Rider Options. We offer one optional death benefit by rider in addition to the Basic Death Benefit available under the contract: the Annual Step-Up Death Benefit Rider.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider and its features.


Are there any risks to purchasing Lifetime Income Plus 2008 or Lifetime Income Plus Solution (with or without the Principal Protection Death Benefit) or the Annual Step-Up Death Benefit? Guaranteed benefits provided under the living benefit rider options and/or the Annual Step-Up Death Benefit, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, all purchase payments must always be allocated in accordance with the Investment Strategy as outlined in the rider. See "The Contract -- Allocation of Purchase Payments" and the "Surrenders and Partial Withdrawals" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA). In certain circumstances, a 10% IRS penalty tax may also apply. Provided that this contract is maintained as a Qualified Contract or held within a Qualified Account, all amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. This contract must be issued as a Qualified Contract. In particular, the contract must be issued as an IRA contract, Roth IRA contract, or SEP IRA contract or purchased through an established IRA, Roth IRA, or SEP IRA trust or custodial account. THE CONTRACT ITSELF DOES NOT PROVIDE THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY. THE TAX ADVANTAGES AVAILABLE WITH THIS CONTRACT EXIST SOLELY THROUGH QUALIFIED CONTRACTS OR ACCOUNTS. IF THIS CONTRACT IS NOT MAINTAINED AS SUCH, THE TAXES ON THE CONTRACT WILL NOT BE DEFERRED AND THE TAX TREATMENT WILL BE UNCERTAIN. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE DEATH BENEFITS, INCOME BENEFITS AND OTHER NON-TAX-RELATED BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.



See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.


Please see Appendix B of this prospectus for tables of Accumulation Unit values.


THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how these events may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments in an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio has caused us to re-evaluate product offerings. In addition, we have recently added a capital contribution from our parent in the fourth quarter of 2008 to increase our risk based-capital. We are continuing to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.


THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on January 17, 2008. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contracts as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios


There is a separate Subaccount that corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments and Contract Value. However, if you elect Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must allocate your assets in accordance with the Investment Strategy outlined in the rider.

You currently may change your future purchase payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information. In addition, if you elect Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must allocate assets in accordance with the prescribed Investment Strategy. See the "Surrenders and Partial Withdrawals" provision of this prospectus.


Each Fund has represented to us that it is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio free of charge by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below. If you elect Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must allocate your purchase payments and Contract Value in accordance with the Investment Strategy outlined in the rider. See the "Surrenders and Partial Withdrawals" provision of this prospectus.




                     Subaccount Investing In                     Investment Objective
                     ----------------------------------------------------------------------------
AIM EQUITY FUNDS     AIM Charter Fund -- Class A       Growth of capital.











                     ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN    AllianceBernstein Small Cap       Long-term growth of capital.
CAP FUND, INC.       Growth Portfolio -- Class A
                     ----------------------------------------------------------------------------
THE                  AllianceBernstein Balanced        To achieve the highest total return
ALLIANCEBERNSTEIN    Wealth Strategy -- Class A        consistent with the adviser's
PORTFOLIOS                                             determination of reasonable risk.
                     ----------------------------------------------------------------------------
                     AllianceBernstein Wealth          Long-term growth of capital.
                     Appreciation Strategy -- Class A
                     ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN    AllianceBernstein International   Long-term growth of capital.
TRUST                Value Fund -- Class A
                     ----------------------------------------------------------------------------
ALLIANZ FUNDS        Allianz NFJ International Value   Seeks long-term growth of capital and
                     Fund -- Class A                   income.

                     ----------------------------------------------------------------------------
                     Allianz NFJ Large-Cap Value       Seeks long-term growth of capital and
                     Fund -- Class A                   income.

                     ----------------------------------------------------------------------------
AMERICAN CENTURY     American Century Equity Income    The fund seeks current income. Capital
CAPITAL PORTFOLIOS,  Fund -- A Class                   appreciation is a secondary objective.
INC.
                     ----------------------------------------------------------------------------
AMERICAN CENTURY     American Century Inflation-       The fund seeks to provide total return
GOVERNMENT INCOME    Adjusted Bond Fund -- Advisor     and inflation protection consistent with
TRUST                Class                             investment in inflation-indexed
                                                       securities.
                     ----------------------------------------------------------------------------
BLACKROCK BASIC      BlackRock Basic Value Fund --     The investment objective of the fund is
VALUE FUND, INC.     Investor A                        to seek capital appreciation and,
                                                       secondarily, income by investing in
                                                       securities, primarily equity securities,
                                                       that management of the fund believes
                                                       are undervalued and therefore
                                                       represent basic investment value.
                     ----------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s)
          Investment Objective                        as applicable)
---------------------------------------------------------------------------------
Growth of capital.                        Invesco Aim Advisors, Inc.
                                          (subadvised by INVESCO Asset
                                          Management Deutschland, GmbH,
                                          INVESCO Asset Management Ltd.,
                                          Invesco Asset Management (Japan)
                                          Limited, Invesco Australia Limited,
                                          Invesco Global Asset Management
                                          (N.A.), Inc., Invesco Hong Kong
                                          Limited, Invesco Institutional (N.A.),
                                          Inc., Invesco Senior Secured
                                          Management, Inc. and Invesco
                                          Trimark Ltd.)
---------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein L.P.

---------------------------------------------------------------------------------
To achieve the highest total return       AllianceBernstein L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein L.P.

---------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein L.P.

---------------------------------------------------------------------------------
Seeks long-term growth of capital and     Allianz Global Investors Fund
income.                                   Management LLC (subadvised by
                                          NFJ Investment Group L.P.)
---------------------------------------------------------------------------------
Seeks long-term growth of capital and     Allianz Global Investors Fund
income.                                   Management LLC (subadvised by
                                          NFJ Investment Group L.P.)
---------------------------------------------------------------------------------
The fund seeks current income. Capital    American Century Investment
appreciation is a secondary objective.    Management, Inc.

---------------------------------------------------------------------------------
The fund seeks to provide total return    American Century Investment
and inflation protection consistent with  Management, Inc.
investment in inflation-indexed
securities.
---------------------------------------------------------------------------------
The investment objective of the fund is   BlackRock Advisors, LLC (sub-
to seek capital appreciation and,         advised by BlackRock Investment
secondarily, income by investing in       Management, LLC)
securities, primarily equity securities,
that management of the fund believes
are undervalued and therefore
represent basic investment value.
---------------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       -----------------------------------------------------------------------------
BLACKROCK GLOBAL       BlackRock Global Allocation        The investment objective of the fund is
ALLOCATION FUND, INC.  Fund -- Investor A                 to provide high total investment return
                                                          through a fully managed investment
                                                          policy utilizing United States and
                                                          foreign equity securities, debt and
                                                          money market securities, the
                                                          combination of which will be varied
                                                          from time to time both with respect to
                                                          types of securities and markets in
                                                          response to changing market and
                                                          economic trends. In other words, the
                                                          fund seeks to achieve a combination of
                                                          capital growth and income.
                       -----------------------------------------------------------------------------
CALAMOS INVESTMENT     Calamos Growth Fund -- Class A     Long-term capital growth.
TRUST
                       -----------------------------------------------------------------------------
COHEN & STEERS         Cohen & Steers Global Realty       Total return through investment in
GLOBAL REALTY          Shares -- Class A                  global real estate equity securities.
SHARES, INC.


                       -----------------------------------------------------------------------------
COLUMBIA ACORN TRUST   Columbia Acorn Fund -- Class A     Long-term capital appreciation.

                       -----------------------------------------------------------------------------
COLUMBIA FUNDS SERIES  Columbia Marsico 21st Century      Long-term growth of capital.
TRUST                  Fund -- Class A

                       -----------------------------------------------------------------------------
                       Columbia Marsico International     Long-term growth of capital.
                       Opportunities Fund -- Class A

                       -----------------------------------------------------------------------------
                       Columbia Mid Cap Value Fund --     Long-term capital appreciation.
                       Class A
                       -----------------------------------------------------------------------------
DAVIS NEW YORK         Davis New York Venture Fund --     Long-term growth of capital.
VENTURE FUND, INC.     Class A
                       -----------------------------------------------------------------------------
EATON VANCE MUTUAL     Eaton Vance Floating-Rate Fund     To provide a high level of current
FUNDS TRUST            -- Class A                         income.
                       -----------------------------------------------------------------------------
EATON VANCE SPECIAL    Eaton Vance Large-Cap Value        To seek total return.
INVESTMENT TRUST       Fund -- Class A
                       -----------------------------------------------------------------------------
EVERGREEN EQUITY       Evergreen Enhanced S&P 500         Seeks total return greater than that of
TRUST                  Fund/1/ -- Class A                 the S&P 500(R) Index.
                       -----------------------------------------------------------------------------
                       Evergreen Intrinsic Value Fund --  Seeks long-term capital growth.
                       Class A


                       -----------------------------------------------------------------------------
EVERGREEN MONEY        Evergreen Treasury Money           Seeks to maintain stability of principal
MARKET TRUST           Market Fund/2/ -- Class A          while earning current income and
                                                          providing liquidity.
                       -----------------------------------------------------------------------------
FEDERATED EQUITY       Federated Kaufmann Fund --         To provide capital appreciation.
FUNDS                  Class A


                       -----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s)
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
The investment objective of the fund is   BlackRock Advisors, LLC (sub-
to provide high total investment return   advised by BlackRock Investment
through a fully managed investment        Management, LLC and BlackRock
policy utilizing United States and        International Limited)
foreign equity securities, debt and
money market securities, the
combination of which will be varied
from time to time both with respect to
types of securities and markets in
response to changing market and
economic trends. In other words, the
fund seeks to achieve a combination of
capital growth and income.
-----------------------------------------------------------------------------
Long-term capital growth.                 Calamos Advisors, LLC

-----------------------------------------------------------------------------
Total return through investment in        Cohen & Steers Capital
global real estate equity securities.     Management, Inc. (subadvised by
                    Cohen & Steers Asia Limited, Cohen
                                          & Steers Europe S.A. and Cohen &
                                          Steers UK Limited)
-----------------------------------------------------------------------------
Long-term capital appreciation.           Columbia Wanger Asset
                                          Management, L.P.
-----------------------------------------------------------------------------
Long-term growth of capital.              Columbia Management Advisors,
 LLC (subadvised by Marsico Capital
                                          Management, LLC)
-----------------------------------------------------------------------------
Long-term growth of capital.              Columbia Management Advisors,
        LLC (subadvised by Marsico Capital
                                          Management, LLC)
-----------------------------------------------------------------------------
Long-term capital appreciation.           Columbia Management Advisors,
        LLC
-----------------------------------------------------------------------------
Long-term growth of capital.              Davis Advisors

-----------------------------------------------------------------------------
To provide a high level of current        Boston Management and Research
income.
-----------------------------------------------------------------------------
To seek total return.                     Boston Management and Research

-----------------------------------------------------------------------------
Seeks total return greater than that of   Evergreen Investment Management
the S&P 500(R) Index.                     Company, LLC
-----------------------------------------------------------------------------
Seeks long-term capital growth.           Evergreen Investment Management
        Company, LLC (subadvised by
                                          Metropolitan West Capital
                                          Management, LLC)
-----------------------------------------------------------------------------
Seeks to maintain stability of principal  Evergreen Investment Management
while earning current income and          Company, LLC
providing liquidity.
-----------------------------------------------------------------------------
To provide capital appreciation.          Federated Equity Management
 Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," "S&P 500," "Standard &
                        Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investment Management Company, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                                Adviser (and Sub-Adviser(s)
                     Subaccount Investing In                   Investment Objective                   as applicable)
                     -----------------------------------------------------------------------------------------------------------
FIDELITY ADVISOR     Fidelity Advisor Balanced Fund --  Seeks both income and growth of     Fidelity Management & Research
SERIES I             Class A                            capital.                            Company (subadvised by Fidelity
                                                                                            Investments Money Management,
                                                                                            Inc.; FMR Co., Inc.; Fidelity
                                                                                            Research & Analysis Company;
                                                                                            Fidelity Management & Research
                                                                                            (U.K.) Inc.; Fidelity Management &
                                                                                            Research (Hong Kong) Limited,
                                                                                            Fidelity Management & Research
                                                                                            (Japan) Inc., FIL Investment
                                                                                            Advisors, Fidelity Investment
                                                                                            Advisors (U.K.) Ltd. and Fidelity
                                                                                            Investments Japan Limited)
                     -----------------------------------------------------------------------------------------------------------
                     Fidelity Advisor Equity Growth     Seeks capital appreciation.         Fidelity Management & Research
                     Fund -- Class A                                                        Company (subadvised by Fidelity
                                                                                            Research & Analysis Company;
                                                                                            Fidelity Management & Research
                                                                                            (U.K.) Inc.; Fidelity International
                                                                                            Investment Advisors; Fidelity
                                                                                            International Investment Advisors
                                                                                            (U.K.) Limited; and Fidelity
                                                                                            Investments Japan Limited)
                     -----------------------------------------------------------------------------------------------------------
                     Fidelity Advisor Leveraged         Seeks capital appreciation.         Fidelity Management & Research
                     Company Stock Fund -- Class A                                          Company (subadvised by Fidelity
                                                                                            Research & Analysis Company;
                                                                                            Fidelity Management & Research
                                                                                            (U.K.) Inc.; Fidelity International
                                                                                            Investment Advisors; Fidelity
                                                                                            International Investment Advisors
                                                                                            (U.K.) Limited; and Fidelity
                                                                                            Investments Japan Limited)
                     -----------------------------------------------------------------------------------------------------------
FIDELITY ADVISOR     Fidelity Advisor Mid Cap II Fund   Seeks long-term growth of capital.  Fidelity Management & Research
SERIES II            -- Class A                                                             Company (subadvised by Fidelity
                                                                                            Research & Analysis Company;
                                                                                            Fidelity Management & Research
                                                                                            (U.K.) Inc.; Fidelity Management &
                                                                                            Research (Hong Kong) Limited,
                                                                                            Fidelity Management & Research
                                                                                            (Japan) Inc., FIL Investment
                                                                                            Advisors, Fidelity Investment
                                                                                            Advisors (U.K.) Ltd. and Fidelity
                                                                                            Investments Japan Limited)
                     -----------------------------------------------------------------------------------------------------------
FIDELITY CONTRAFUND  Fidelity Advisor New Insights      Seeks capital appreciation.         Fidelity Management & Research
                     Fund -- Class A                                                        Company (subadvised by FMR Co.,
                                                                                            Inc.; Fidelity Research & Analysis
                                                                                            Company; Fidelity Management &
                                                                                            Research (U.K.) Inc.; Fidelity
                                                                                            Management & Research (Hong
                                                                                            Kong) Limited, Fidelity
                                                                                            Management & Research (Japan)
                                                                                            Inc., FIL Investment Advisors,
                                                                                            Fidelity Investment Advisors (U.K.)
                                                                                            Ltd. and Fidelity Investments Japan
                                                                                            Limited)
                     -----------------------------------------------------------------------------------------------------------
FRANKLIN VALUE       Franklin Small Cap Value Fund      The fund's investment goal is long- Franklin Advisory Services, LLC
INVESTORS TRUST      -- Class A                         term total return.
                     -----------------------------------------------------------------------------------------------------------
GE FUNDS             GE Total Return Fund -- Class A    Maximum total return.               GE Asset Management
                     (formerly, GE Strategic
                     Investment Fund)
                     -----------------------------------------------------------------------------------------------------------


                       Subaccount Investing In                    Investment Objective
                       ---------------------------------------------------------------------------
JANUS ADVISER SERIES   Janus Adviser Forty Fund --       Seeks long-term growth of capital.
                       Class A
                       ---------------------------------------------------------------------------
JENNISON 20/20 FOCUS   Jennison 20/20 Focus Fund --      Long-term growth of capital.
FUND                   Class A
                       ---------------------------------------------------------------------------
JENNISON NATURAL       Jennison Natural Resources Fund,  Long-term growth of capital.
RESOURCES FUND, INC.   Inc. -- Class A
                       ---------------------------------------------------------------------------
JPMORGAN TRUST II      JPMorgan Core Bond Fund --        Seeks to maximize total return by
                       Class A                           investing primarily in a diversified
                                                         portfolio of intermediate- and long-
                                                         term debt securities
                       ---------------------------------------------------------------------------
                       JPMorgan Investor Growth &        Seeks long-term capital appreciation
                       Income Fund -- Class A            and growth of income by investing
                                                         primarily in a diversified group of
                                                         mutual funds within the same group of
                                                         investment companies that invest
                                                         primarily in equity securities
                       ---------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Aggressive    Seeks capital appreciation.
AGGRESSIVE GROWTH      Growth Fund, Inc. -- Financial
FUND, INC.             Intermediary Class
                       ---------------------------------------------------------------------------
LEGG MASON VALUE       Legg Mason Value Trust, Inc. --   Long-term growth of capital.
TRUST, INC.            Financial Intermediary Class
                       ---------------------------------------------------------------------------
LORD ABBETT            Lord Abbett Affiliated Fund --    Long-term growth of capital and
AFFILIATED FUND, INC.  Class A                           income without excessive fluctuations
                                                         in market value.
                       ---------------------------------------------------------------------------
LORD ABBETT            Lord Abbett Bond-Debenture        To seek high current income and the
BOND-DEBENTURE FUND,   Fund -- Class A                   opportunity for capital appreciation to
INC.                                                     produce a high total return.
                       ---------------------------------------------------------------------------
LORD ABBETT MID-CAP    Lord Abbett Mid-Cap Value Fund    Seeks capital appreciation through
VALUE FUND, INC.       -- Class A                        investments, primarily in equity
                                                         securities, which are believed to be
                                                         undervalued in the marketplace.
                       ---------------------------------------------------------------------------
OPPENHEIMER CAPITAL    Oppenheimer Capital               Seeks capital appreciation.
APPRECIATION FUND      Appreciation Fund -- Class A
                       ---------------------------------------------------------------------------
OPPENHEIMER GLOBAL     Oppenheimer Global Fund --        Seeks capital appreciation.
FUND                   Class A
                       ---------------------------------------------------------------------------
OPPENHEIMER MAIN       Oppenheimer Main Street Fund --   Seeks high total return.
STREET FUNDS, INC.     Class A
                       ---------------------------------------------------------------------------
OPPENHEIMER MAIN       Oppenheimer Main Street Small     Seeks capital appreciation.
STREET SMALL CAP       Cap Fund -- Class A
FUND
                       ---------------------------------------------------------------------------
PIMCO FUNDS            PIMCO High Yield Fund --          Seeks maximum total return,
                       Class A                           consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------
                       PIMCO Long-Term U.S.              Seeks maximum total return,
                       Government Fund -- Class A        consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------
                       PIMCO Low Duration Fund --        Seeks maximum total return,
                       Class A                           consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------
                       PIMCO Total Return Fund --        Seeks maximum total return,
                       Class A                           consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s)
         Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks long-term growth of capital.       Janus Capital Management LLC

---------------------------------------------------------------------------
Long-term growth of capital.             Prudential Investments LLC

---------------------------------------------------------------------------
Long-term growth of capital.             Prudential Investments LLC

---------------------------------------------------------------------------
Seeks to maximize total return by        JPMorgan Investment Advisors Inc.
investing primarily in a diversified
portfolio of intermediate- and long-
term debt securities
---------------------------------------------------------------------------
Seeks long-term capital appreciation     JPMorgan Investment Advisors Inc.
and growth of income by investing
primarily in a diversified group of
mutual funds within the same group of
investment companies that invest
primarily in equity securities
---------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
 Advisors, LLC)
---------------------------------------------------------------------------
Long-term growth of capital.             Legg Mason Capital Management,
 Inc.
---------------------------------------------------------------------------
Long-term growth of capital and          Lord, Abbett & Co. LLC
income without excessive fluctuations
in market value.
---------------------------------------------------------------------------
To seek high current income and the      Lord, Abbett & Co. LLC
opportunity for capital appreciation to
produce a high total return.
---------------------------------------------------------------------------
Seeks capital appreciation through       Lord, Abbett & Co. LLC
investments, primarily in equity
securities, which are believed to be
undervalued in the marketplace.
---------------------------------------------------------------------------
Seeks capital appreciation.              OppenheimerFunds, Inc.

---------------------------------------------------------------------------
Seeks capital appreciation.              OppenheimerFunds, Inc.

---------------------------------------------------------------------------
Seeks high total return.                 OppenheimerFunds, Inc.

---------------------------------------------------------------------------
Seeks capital appreciation.              OppenheimerFunds, Inc.


---------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
---------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
---------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
---------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
---------------------------------------------------------------------------


                       Subaccount Investing In                   Investment Objective
                       --------------------------------------------------------------------------
PUTNAM INVESTMENT      Putnam International Capital     Seeks long-term capital appreciation.
FUNDS                  Opportunities Fund -- Class A

                       --------------------------------------------------------------------------
T. ROWE PRICE CAPITAL  T. Rowe Price Capital            The fund seeks long-term capital
APPRECIATION FUND      Appreciation Fund -- Advisor     appreciation by investing primarily in
                       Class                            common stocks. It may also hold
                                                        fixed-income and other securities to
                                                        help preserve principal value.
                       --------------------------------------------------------------------------
T. ROWE PRICE EQUITY   T. Rowe Price Equity Income      The fund seeks to provide substantial
INCOME FUND            Fund -- Advisor Class            dividend income as well as long-term
                                                        growth of capital through investments
                                                        in the common stocks of established
                                                        companies.
                       --------------------------------------------------------------------------
T. ROWE PRICE GROWTH   T. Rowe Price Growth Stock Fund  The fund seeks to provide long-term
STOCK FUND, INC.       -- Advisor Class                 capital growth and, secondarily,
                                                        increasing dividend income through
                                                        investments in the common stocks of
                                                        well-established growth companies.
                       --------------------------------------------------------------------------
THORNBURG INVESTMENT   Thornburg Core Growth Fund --    Seeks long-term growth of capital by
TRUST                  Class A                          investing in equity securities selected
                                                        for their growth potential.
                       --------------------------------------------------------------------------
                       Thornburg International Value    Seeks long-term capital appreciation
                       Fund -- Class A                  by investing in equity and debt
                                                        securities of all types. The secondary,
                                                        non-fundamental goal of the fund is to
                                                        seek some current income.
                       --------------------------------------------------------------------------
VAN KAMPEN COMSTOCK    Van Kampen Comstock Fund --      To seek capital growth and income
FUND                   Class A                          through investments in equity
                                                        securities, including common stocks,
                                                        preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                       --------------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s)
         Investment Objective                     as applicable)
--------------------------------------------------------------------------
Seeks long-term capital appreciation.    Putnam Investment Management,
 LLC (subadvised by Putnam
                                         Investments Limited)
--------------------------------------------------------------------------
The fund seeks long-term capital         T. Rowe Price Associates, Inc.
appreciation by investing primarily in
common stocks. It may also hold
fixed-income and other securities to
help preserve principal value.
--------------------------------------------------------------------------
The fund seeks to provide substantial    T. Rowe Price Associates, Inc.
dividend income as well as long-term
growth of capital through investments
in the common stocks of established
companies.
--------------------------------------------------------------------------
The fund seeks to provide long-term      T. Rowe Price Associates, Inc.
capital growth and, secondarily,
increasing dividend income through
investments in the common stocks of
well-established growth companies.
--------------------------------------------------------------------------
Seeks long-term growth of capital by     Thornburg Investment Management,
investing in equity securities selected  Inc.
for their growth potential.
--------------------------------------------------------------------------
Seeks long-term capital appreciation     Thornburg Investment Management,
by investing in equity and debt          Inc.
securities of all types. The secondary,
non-fundamental goal of the fund is to
seek some current income.
--------------------------------------------------------------------------
To seek capital growth and income        Van Kampen Asset Management
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
--------------------------------------------------------------------------


The following Portfolio is not available for contracts issued on or after January 5, 2009:




                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
FRANKLIN TEMPLETON     Franklin Templeton Founding       The fund's principal investment goal is
FUND ALLOCATOR SERIES  Funds Allocation Fund -- Class A  capital appreciation. Its secondary goal is income.
                       ----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s)
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
The fund's principal investment goal is   Franklin Templeton Services, LLC
capital appreciation. Its secondary goal  (the fund's administrator)
is income.
---------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or markets.

We will purchase shares of the Portfolios at net asset value on behalf of the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions to contract owners as additional units, but instead reflect them in unit values.

The Funds have advised us that shares of the Portfolios are available to be purchased directly by the general public ("Retail Investors"). A Retail Investor is not required to purchase a contract or other product issued by a life insurance company, or invest through any employer-sponsored retirement plan, in order to purchase shares of any Portfolio. An annuity contract, therefore, should only be used to fund an IRA or qualified plan to benefit from the annuity's features, such as death benefits, income benefits and other non tax-related benefits, other than tax deferral. If you purchase shares of the Portfolios directly from a broker-dealer or mutual fund company you will not pay the fees or expenses we charge under your contract. Due to the additional contract fees and expenses, which affect Contract

Value and Subaccount returns, you should refer only to performance information regarding the Portfolios available through us, rather than to information that may be available through alternate sources.

We reserve the rights, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:
(i) the Portfolio's investment objective; (ii) the Portfolio's performance history; (iii) the Portfolio's holdings and the strategies the Portfolio uses to try and meet its objectives; and (iv) the Portfolio's servicing agreement.


The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.


We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount we received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2008 ranged from 0% to 0.25% of annualized average daily net assets.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amounts we received from the adviser and/or the distributor for the assets allocated to the Portfolios from our separate accounts during 2008 ranged from annual rates of 0.05% to 0.25% of average daily net assets. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature, and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds or providing related services, Capital Brokerage Corporation also receives Rule 12b-1 fees from all of the Portfolios. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments may equal up to 0.30% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amounts of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Information about "Fund of Funds." Certain of the Portfolios invest in shares of underlying investment companies ("underlying funds"). Such a Portfolio is often referred to as a "Fund of Funds." Because these Portfolios pursue their goals by investing in underlying funds, if you invest in one of these Portfolios, you will bear a proportionate share of the Portfolio's operating expenses and, also, indirectly, the operating expenses of the underlying funds. Each Portfolio, as a shareholder in an underlying fund, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying fund.

A Portfolio may operate exclusively as a Fund of Funds or may invest a portion of assets in underlying funds. More information about the Portfolios, including information about the fees and expenses of each of the Portfolios and the underlying funds, if applicable, can be found in the prospectus for each of the Portfolios. Please carefully read the prospectus for each Portfolio before you allocate purchase payments and Contract Value to the corresponding Subaccount.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on voting instructions we receive from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, contract owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as practicable after we receive proxy materials from a Fund. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes for which you have the right to provide voting instructions by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another available Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Lifetime Income Plus 2008 and Lifetime Income Plus Solution are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy.
     A contract owner, however, may not elect Asset Allocation Model E.

  . Contract owners that do not purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.


If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.


If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed in the following section. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a free copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.


The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures given by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments under your contract.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.


Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.


As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). Because GFWM does not recommend specific Portfolios in connection with the Build Your Own Asset Allocation Model, these conflicts of interest may be less pronounced than is the case with the other Asset Allocation Models. However, it is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.


When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two-week period prior to a date that Asset Allocation Models are to be updated will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, and you have Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution, must always allocate assets in accordance with the Investment Strategy, and any instructions that attempt to allocate assets otherwise will be considered not in good order and rejected.


Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.


If you did not elect Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you may change to a different Asset Allocation Model or reject the change.


If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model


For contract owners who have not elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.


In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  Build Your Own
                              Asset Allocation Model
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                                    Portfolios                                     Model A
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Jennison 20/20 Focus Fund -- Class A                                                 2%
                                 ------------------------------------------------------------------------------------------
                                 T. Rowe Price Growth Stock Fund -- Advisor Class                                     2%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Davis New York Venture Fund -- Class A                                               2%
                                 ------------------------------------------------------------------------------------------
                                 Evergreen Equity Trust -- Evergreen Enhanced S&P 500 Fund -- Class A                 1%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  Allianz Funds -- Allianz NFJ Large-Cap Value Fund -- Class A                         1%
                                 ------------------------------------------------------------------------------------------
                                 Eaton Vance Special Investment Trust --
                                 Eaton Vance Large-Cap Value Fund -- Class A                                          2%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II Fund -- Class A            1%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap Value Fund -- Class A                1%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Oppenheimer Main Street Small Cap Fund -- Class A                                    0%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources                Jennison Natural Resources Fund, Inc. -- Class A                                     0%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                                                   2%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Marsico International Opportunities
                                 Fund -- Class A                                                                      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianceBernstein Trust -- AllianceBernstein International Value Fund -- Class A     1%
                                 ------------------------------------------------------------------------------------------
                                 Allianz Funds -- Allianz NFJ International Value Fund -- Class A                     2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                                 20%
---------------------------------------------------------------------------------------------------------------------------
Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Funds -- PIMCO Long-Term U.S. Government Fund -- Class A                       4%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund -- Class A                             16%
                                 ------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A                                   16%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A                                   20%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American Century
Securities                       Inflation-Adjusted Bond Fund -- Advisor Class                                       16%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A                                      4%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Mutual Funds Trust -- Eaton Vance Floating-Rate Fund -- Class A          4%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                             80%
---------------------------------------------------------------------------------------------------------------------------

                                   Portfolios                                     Model B Model C Model D Model E
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Fund -- Class A                                                 4%      5%      7%      9%
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Fund -- Advisor Class                                     4%      5%      7%      9%
-----------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund -- Class A                                               3%      5%      7%      8%
-----------------------------------------------------------------------------------------------------------------
Evergreen Equity Trust -- Evergreen Enhanced S&P 500 Fund -- Class A                 3%      4%      6%      7%
-----------------------------------------------------------------------------------------------------------------
Allianz Funds -- Allianz NFJ Large-Cap Value Fund -- Class A                         3%      4%      6%      7%
-----------------------------------------------------------------------------------------------------------------
Eaton Vance Special Investment Trust --
Eaton Vance Large-Cap Value Fund -- Class A                                          3%      5%      6%      8%
-----------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II Fund -- Class A            1%      2%      2%      3%
-----------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust -- Columbia Mid Cap Value Fund -- Class A                1%      2%      2%      3%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund -- Class A                                    1%      2%      2%      3%
-----------------------------------------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc. -- Class A                                     1%      2%      3%      3%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -- Class A                                                   4%      6%      8%     10%
-----------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust -- Columbia Marsico International Opportunities
Fund -- Class A                                                                      6%      9%     12%     15%
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein Trust -- AllianceBernstein International Value Fund -- Class A     3%      4%      6%      7%
-----------------------------------------------------------------------------------------------------------------
Allianz Funds -- Allianz NFJ International Value Fund -- Class A                     3%      5%      6%      8%
-----------------------------------------------------------------------------------------------------------------

                                                                                    40%     60%     80%    100%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO Long-Term U.S. Government Fund -- Class A                       3%      2%      1%      0%
-----------------------------------------------------------------------------------------------------------------
JPMorgan Trust II -- JPMorgan Core Bond Fund -- Class A                             12%      8%      4%      0%
-----------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO Total Return Fund -- Class A                                   12%      8%      4%      0%
-----------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO Low Duration Fund -- Class A                                   15%     10%      5%      0%
-----------------------------------------------------------------------------------------------------------------
American Century Government Income Trust -- American Century
Inflation-Adjusted Bond Fund -- Advisor Class                                       12%      8%      4%      0%
-----------------------------------------------------------------------------------------------------------------
PIMCO Funds -- PIMCO High Yield Fund -- Class A                                      3%      2%      1%      0%
-----------------------------------------------------------------------------------------------------------------
Eaton Vance Mutual Funds Trust -- Eaton Vance Floating-Rate Fund -- Class A          3%      2%      1%      0%
-----------------------------------------------------------------------------------------------------------------

                                                                                    60%     40%     20%      0%
-----------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


            BUILD YOUR OWN ASSET ALLOCATION MODEL
--------------------------------------------------------------
    Core Asset         Specialty Asset    Fixed Income Asset
Class (20% to 80%)    Class (0% to 20%)   Class (20% to 60%)
--------------------------------------------------------------
AIM Charter Fund --  AllianceBernstein    JPMorgan Core Bond
Class A              International Value  Fund -- Class A
AllianceBernstein    Fund -- Class A      PIMCO Long-Term
Balanced Wealth      AllianceBernstein    U.S. Government
Strategy -- Class A  Small Cap Growth     Fund -- Class A
AllianceBernstein    Portfolio -- Class A PIMCO Low Duration
Wealth Appreciation  Allianz NFJ          Fund -- Class A
Strategy -- Class A  International Value  PIMCO Total Return
American Century     Fund -- Class A      Fund -- Class A
Equity Income Fund   Allianz NFJ
-- A Class           Large-Cap Value
BlackRock Basic      Fund -- Class A
Value Fund --        American Century
Investor A           Inflation-Adjusted
BlackRock Global     Bond Fund --
Allocation Fund --   Advisor Class
Investor A           Calamos Growth Fund
Columbia Acorn Fund  -- Class A
-- Class A           Cohen & Steers
Davis New York       Global Realty
Venture Fund --      Shares -- Class A
Class A              Columbia Marsico
Eaton Vance          21st Century Fund
Large-Cap Value      -- Class A
Fund -- Class A      Columbia Marsico
Evergreen Enhanced   International
S&P 500 Fund/2/ --   Opportunities Fund
Class A              -- Class A
Fidelity Advisor     Columbia Mid Cap
Balanced Fund --     Value Fund --
Class A              Class A
Fidelity Advisor     Eaton Vance
New Insights Fund    Floating-Rate Fund
-- Class A           -- Class A
Franklin Templeton   Evergreen Intrinsic
Founding Funds       Value Fund --
Allocation Fund --   Class A
Class A*             Federated Kaufmann
GE Total Return      Fund -- Class A
 Fund -- Class A     Fidelity Advisor
 (formerly GE        Equity Growth Fund
 Strategic           -- Class A
 Investment Fund)    Fidelity Advisor
JPMorgan Investor    Leveraged Company
Growth & Income      Stock Fund --
Fund -- Class A      Class A
Lord Abbett          Fidelity Advisor
Affiliated Fund --   Mid Cap II Fund --
Class A              Class A
Lord Abbett Mid-Cap  Franklin Small Cap
Value Fund --        Value Fund --
Class A              Class A
Oppenheimer Capital  Janus Adviser Forty
Appreciation Fund    Fund -- Class A
-- Class A           Jennison 20/20
Oppenheimer Global   Focus Fund -- Class
Fund -- Class A      A
Oppenheimer Main     Jennison Natural
Street Fund --       Resources Fund,
Class A              Inc. -- Class A
T. Rowe Price        Legg Mason Partners
Capital              Aggressive Growth
Appreciation Fund    Fund, Inc. --
-- Advisor Class       Financial
T. Rowe Price        Intermediary Class
Equity Income Fund   Legg Mason Value
-- Advisor Class     Trust, Inc. --
T. Rowe Price        Financial
Growth Stock Fund    Intermediary Class
-- Advisor Class     Lord Abbett
Van Kampen Comstock  Bond-Debenture Fund
Fund -- Class A      -- Class A
                     Oppenheimer Main
                     Street Small Cap
                     Fund -- Class A
                     PIMCO High Yield
                     Fund -- Class A
                     Putnam
                     International
                     Capital
                     Opportunities Fund
                     -- Class A
                     Thornburg Core
                     Growth Fund --
                     Class A
                     Thornburg
                     International Value
                     Fund -- Class A
--------------------------------------------------------------



*Not available for contracts issued on or after January 5, 2009.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend over time to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;


  .  providing tax forms;


  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual lifespan of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of contract surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts.

There are two surrender charge schedule options available under this contract. The B Share option has a seven-year surrender charge schedule and the L Share option has a four-year surrender charge schedule. You must elect your surrender charge schedule option at the time of application. The mortality and expense risk charge for the contract is higher if the contract is issued with an L Share surrender charge schedule. Please note that, irrespective of the surrender charge option that is chosen, the applicable mortality and expense risk charge will be assessed for the duration of the contract and not merely for the duration of the surrender charge period.

If the B Share option is elected at application, the surrender charge schedule is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
     7 or more              0%
--------------------------------------

If the L Share option is elected at application, the surrender charge schedule is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6
         1                  5
         2                  4
         3                  2
     4 or more              0
--------------------------------------

The L Share surrender charge schedule option may be referred to as the "Early Access" option in our contract marketing materials.

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2, or Optional Payment Plan 3 (for a period of 5 or more years); or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.


Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) or Optional Payment Plan 3 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more. We may also waive surrender charges for certain withdrawals made pursuant to Lifetime Income Plus 2008 or Lifetime Income Plus Solution. See the "Optional Payment Plans" and "Surrenders and Partial Withdrawals" provisions of this prospectus.


We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness (provided the illness was diagnosed at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waiver are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.65% (for the L Share option) or 1.35% (for the B Share option) of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.50% (for the L Share Option) or 1.20% (for the B Share option) and an administrative expense charge at an effective annual rate of 0.15%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.05% against the daily net asset value of the Separate Account. We will also assess the applicable charge for any optional benefit you may elect, as described below. The deductions from the Separate Account are reflected in your Contract Value.



Charges for the Living Benefit Rider Options

Charge for Lifetime Income Plus 2008


You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.


If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.


We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.


Charge for Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.


Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider

We charge you for expenses related to the Annual Step-Up Death Benefit Rider if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider may not be elected if any Annuitant is age 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider is an annual rate of 0.20% of your Contract Value at the time of the deduction.


Reduction or Elimination of Charges and Deductions

We reserve the right to reduce or waive any contract or rider charge or deduction for sales of the contract made to certain employees or agents of the Company and its affiliates, or any of their immediate family members, or to employees, agents and registered representatives of the brokerage firms and financial institutions that sell the contract, or any of their immediate family members. In lieu of a reduction or waiver, we may apply a credit to Contract Value.

We may reduce or waive these items or apply a credit to Contract Value based on expected economies of scale and on differences in costs or services. We reserve the right to implement such reductions, waivers or credits on a temporary or permanent basis and to modify, suspend or terminate such reductions, waivers or credits at any time.


Other Charges

Annual Contract Maintenance Charge

We will deduct an annual contract maintenance charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender of your contract. We will waive this charge if your Contract Value at the time of deduction is $40,000 or more.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken.

Deductions for Premium Tax

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer after the twelfth transfer in a calendar year. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible purchase payment variable deferred annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are considered suitable for their clients and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age or other suitability restrictions imposed by firms and financial institutions.

This contract must be issued as a Qualified Contract. In particular, the contract must be issued as an IRA contract, Roth IRA contract, or SEP IRA contract or purchased through an established IRA, Roth IRA, or SEP IRA trust or custodial account. The contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this contract exist solely through Qualified Contracts or accounts. If this contract is not maintained as such, the taxes on the contract will not be deferred and the tax treatment will be uncertain. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the death benefits, income benefits and other non-tax-related benefits), before you purchase the contract in a tax-qualified plan. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

Purchasing the contract through a tax-free transfer or rollover. Subject to various rules and limitations, the Code permits you to transfer or rollover monies tax-free from one Qualified Contract to another Qualified Contract or from certain other types of qualified retirement plans to a Qualified Contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for tax-free transfer or rollover treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale. You should also consult a tax adviser before attempting a tax-free transfer or rollover.

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Ownership

As owner, you have all rights under the contract. If this contract is issued as an IRA contract, Roth IRA contract, or SEP IRA contract, the owner and Annuitant must be the same person and a Joint Annuitant may be named. If the contract is purchased through an established IRA, Roth IRA, or SEP IRA trust or custodial account, (i) the contract owner will be considered the account,
(ii) the Annuitant, while living, will generally be the account owner, and
(iii) the account must be the beneficiary. A Joint Annuitant may be named.

Subject to certain restrictions imposed by electable rider options and as otherwise stated in this prospectus, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your Contract Value among the Subaccounts (subject to certain restrictions listed in your contract and in the "Transfers" provision);

  . the primary beneficiary and contingent beneficiary upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue; and

  . the owner, subject to the following. You may change a non-natural owner to another non-natural owner. If the owner is a non-natural owner, you also may change ownership and make the Annuitant the owner. If the owner is the Annuitant, you may change the owner to a non-natural owner. Changing the owner may have tax consequences and you should consult a tax adviser before doing so. Any new owner approved by us is subject to the terms and conditions of the contract. Any new owner must be acceptable to us.

Neither the Annuitant nor the Joint Annuitant can be changed.


We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application, you must allocate your assets in accordance with the Investment Strategy prescribed by your rider. You may not, however, change the Optional Payment Plan once elected at the time of application.


Assignment

Qualified Contracts and IRAs generally may not be assigned, pledged or otherwise transferred.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Pledging or assigning a Qualified Contract can cause loss of qualified status and result in some or all of the Contract Value being included in your income. (Qualified Contracts usually have no investment in the contract.) A 10% IRS penalty may also apply.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000. We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $50.

Valuation Day and Valuation Period

We will value Accumulation Units and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

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Allocation of Purchase Payments

Purchase payments are allocated to the Subaccounts, each of which invests in shares of a corresponding Portfolio, according to your instructions. The percentage of any purchase payment that you can allocate to any one Subaccount must equal a whole percentage and cannot be less than $100.


If you have elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider. See the "Surrenders and Partial Withdrawals" provision of the prospectus.


Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine a Subaccount's value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.


The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges and administrative expense charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution, and the Annual Step-Up Death Benefit Rider, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.


The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more information about the net investment factor.

TRANSFERS

Transfers Before the Annuity Commencement Date


All owners may transfer all or a portion of their assets among the Subaccounts of the Separate Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. If you elect Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must allocate all of your purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the rider.


We process transfers among the Subaccounts as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts. We may postpone transfers to, from or among the Subaccounts under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing

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



by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30-day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short- term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.


In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Lifetime Income Plus 2008 or Lifetime Income Plus Solution.


Sometimes we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30-day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.


Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from retail investors, individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the broker-dealers, retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Evergreen Treasury Money Market Fund to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, each transfer must be at least $100 from the Subaccount investing in the Evergreen Treasury Money Market Fund.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  . when the assets in the Subaccount investing in the Evergreen Treasury Money Market Fund are depleted.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.


Dollar Cost Averaging is not available if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution, or if you are participating in the Asset Allocation Program. You can, however, participate in the Defined Dollar Cost Averaging Program, as described below.


Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program


The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Evergreen Treasury Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, from the Designated Subaccount investing in the Evergreen Treasury Money Market

Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, each transfer must be at least $100 from the Subaccount (or Designated Subaccount) investing in the Evergreen Treasury Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Evergreen Treasury Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Evergreen Treasury Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Evergreen Treasury Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program


Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your Contract Value among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution.


Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing.

Portfolio Rebalancing does not guarantee a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.


If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal from the Subaccounts on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect Lifetime Income Plus 2008 or Lifetime Income Plus Solution and take a partial withdrawal, we will rebalance your Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise.


A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by us, although we may collect it on behalf of a Portfolio. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.

When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their accounts.


Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus 2008 or Lifetime Income Plus Solution) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.


Partial withdrawals will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by canceling Accumulation Units on a pro rata basis from all of the Subaccounts in which you have allocated Contract Value.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect Lifetime Income Plus 2008 or Lifetime Income Plus Solution, partial withdrawals and withdrawals under a Systematic Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Lifetime Income Plus 2008" or "Lifetime Income Plus Solution" provisions below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.


There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in the Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Lifetime Income Plus 2008


Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.


You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separate from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider. References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider apart from the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Evergreen Treasury Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Evergreen Treasury Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the

"Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Evergreen Treasury Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       The AllianceBernstein Portfolios -- AllianceBernstein Balanced Wealth Strategy -- Class A;

       BlackRock Global Allocation Fund, Inc. --BlackRock Global Allocation Fund -- Investor A;

       Fidelity Advisor Series I -- Fidelity Advisor Balanced Fund -- Class A;


       Franklin Templeton Fund Allocator Series -- Franklin Templeton Founding Funds Allocation Fund -- Class A (not available for contracts issued on or after January 5, 2009);

       GE Funds -- GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund); and/or


       JPMorgan Trust II -- JPMorgan Investor Growth & Income Fund -- Class A;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Evergreen Treasury Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Evergreen Treasury Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision of this prospectus. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all purchase payments to the prescribed Investment Strategy.


Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.


Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You should also carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separate from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the

Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Evergreen Treasury Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

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



We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
         Single Annuitant Contract      0.75% of benefit base
         ---------------------------------------------------------------
                                        --------------------------------
         Joint Annuitant Contract       0.85% of benefit base
------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
         Single Annuitant Contract      0.75% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
         Single Annuitant Contract      0.75% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider apart from the contract on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

General Provisions

For purposes of this rider:

  .  The Annuitant may name his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a Joint Annuitant, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    53           $100,000        $    --       $97,205       $100,000    $106,000      $106,000     $100,000
    54             97,205             --        94,418        100,000     112,360       112,360      100,000
    55             94,418             --        91,637        100,000     119,102       119,102      100,000
    56             91,637             --        88,857        100,000     126,248       126,248      100,000
    57             88,857             --        86,076        100,000     133,823       133,823      100,000
    58             86,076             --        83,291        100,000     141,852       141,852      100,000
    59             83,291             --        80,497        100,000     150,363       150,363      100,000
    60             80,497             --        77,692        100,000     159,385       159,385      100,000
    61             77,692             --        74,871        100,000     168,948       168,948      100,000
    62             74,871             --        72,030        100,000     179,085       179,085      100,000
    63             72,030             --        69,166        100,000     189,830       189,830      100,000
    64             69,166             --        66,274        100,000     201,220       201,220      100,000
    65             66,274         11,731        51,617        100,000     213,293       213,293       81,482
    66             51,617         11,731        37,224        100,000     213,293       213,293       61,956
    67             37,224         11,731        23,119        100,000     213,293       213,293       41,101
    68             23,119         11,731         9,296        100,000     213,293       213,293       18,170
    69              9,296         11,731            --        100,000     213,293       213,293           --
    70                 --         11,731            --        100,000     213,293       213,293           --
    71                 --         11,731            --        100,000     213,293       213,293           --
    72                 --         11,731            --        100,000     213,293       213,293           --
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    53           $100,000        $    --       $97,055       $100,000    $106,000      $106,000     $100,000
    54             97,055             --        94,121        100,000     112,360       112,360      100,000
    55             94,121             --        91,196        100,000     119,102       119,102      100,000
    56             91,196             --        88,275        100,000     126,248       126,248      100,000
    57             88,275             --        85,356        100,000     133,823       133,823      100,000
    58             85,356             --        82,435        100,000     141,852       141,852      100,000
    59             82,435             --        79,508        100,000     150,363       150,363      100,000
    60             79,508             --        76,573        100,000     159,385       159,385      100,000
    61             76,573             --        73,624        100,000     168,948       168,948      100,000
    62             73,624             --        70,658        100,000     179,085       179,085      100,000
    63             70,658             --        67,672        100,000     189,830       189,830      100,000
    64             67,672             --        64,659        100,000     201,220       201,220      100,000
    65             64,659         11,731        49,903        100,000     213,293       213,293       88,269
    66             49,903         11,731        35,429        100,000     213,293       213,293       76,538
    67             35,429         11,731        21,262        100,000     213,293       213,293       64,807
    68             21,262         11,731         7,397        100,000     213,293       213,293       53,076
    69              7,397         11,731            --        100,000     213,293       213,293       41,344
    70                 --         11,731            --        100,000     213,293       213,293       29,613
    71                 --         11,731            --        100,000     213,293       213,293       17,882
    72                 --         11,731            --        100,000     213,293       213,293        6,151
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    73           $100,000        $    --       $97,205       $100,000    $106,000      $106,000     $100,000
    74             97,205             --        94,418        100,000     112,360       112,360      100,000
    75             94,418             --        91,637        100,000     119,102       119,102      100,000
    76             91,637             --        88,857        100,000     126,248       126,248      100,000
    77             88,857             --        86,076        100,000     133,823       133,823      100,000
    78             86,076             --        83,291        100,000     141,852       141,852      100,000
    79             83,291             --        80,497        100,000     150,363       150,363      100,000
    80             80,497             --        77,692        100,000     159,385       159,385      100,000
    81             77,692             --        74,871        100,000     168,948       168,948      100,000
    82             74,871         12,536        59,494        100,000     179,085       179,085       82,596
    83             59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84             44,426         12,536        29,628        100,000     179,085       179,085       45,266
    85             29,628         12,536        15,126        100,000     179,085       179,085       24,752
    86             15,126         12,536           915        100,000     179,085       179,085        1,683
    87                915         12,536            --        100,000     179,085       179,085           --
    88                 --         12,536            --        100,000     179,085       179,085           --
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    73           $100,000        $    --       $96,805       $100,000    $106,000      $106,000     $100,000
    74             96,805             --        93,626        100,000     112,360       112,360      100,000
    75             93,626             --        90,460        100,000     119,102       119,102      100,000
    76             90,460             --        87,304        100,000     126,248       126,248      100,000
    77             87,304             --        84,155        100,000     133,823       133,823      100,000
    78             84,155             --        81,008        100,000     141,852       141,852      100,000
    79             81,008             --        77,860        100,000     150,363       150,363      100,000
    80             77,860             --        74,707        100,000     159,385       159,385      100,000
    81             74,707             --        71,546        100,000     168,948       168,948      100,000
    82             71,546         12,536        55,886        100,000     179,085       179,085       87,464
    83             55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84             40,590         12,536        25,619        100,000     179,085       179,085       62,392
    85             25,619         12,536        10,998        100,000     179,085       179,085       49,856
    86             10,998         12,536            --        100,000     179,085       179,085       37,320
    87                 --         12,536            --        100,000     179,085       179,085       24,784
    88                 --         12,536            --        100,000     179,085       179,085       12,248
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67            101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68            102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69            104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70            106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71            108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72            109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73            111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74            113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75            115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76            117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77            119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78            122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79            124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80            126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81            128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82            130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83            133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84            135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85            137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86            140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87            142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88            145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89            147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90            150,244         8,263         152,873       150,244     106,000       150,244      152,873
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67            101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68            102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69            103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70            105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71            107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72            108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73            110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74            112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75            114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76            115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77            117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78            119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79            121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80            123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81            125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82            127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83            129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84            131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85            133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86            135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87            138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88            140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89            142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90            144,702         7,959         147,005       144,702     106,000       144,702      147,005
--------------------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Evergreen Treasury Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Evergreen Treasury Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Evergreen Treasury Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order.

Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       The AllianceBernstein Portfolios -- AllianceBernstein Balanced Wealth Strategy -- Class A

       BlackRock Global Allocation Fund, Inc. -- BlackRock Global Allocation Fund -- Investor A

       Fidelity Advisor Series I -- Fidelity Advisor Balanced Fund -- Class A

       Franklin Templeton Fund Allocator Series -- Class A (not available for contracts issued on or after January 5, 2009);

       GE Funds -- GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund); and/or

       JPMorgan Trust II -- JPMorgan Investor Growth & Income Fund -- Class A

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Evergreen Treasury Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Evergreen Treasury Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that

Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus

Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and
(ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value, and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions.

At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Evergreen Treasury Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57             94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58             91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59             88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60             85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61             82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62             79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63             75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64             72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65             69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66             55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67             41,632         11,000        27,884        200,000     100,000     189,830       200,000       47,359
    68             27,884         11,000        14,411        200,000     100,000     189,830       200,000       26,858
    69             14,411         11,000         1,207        200,000     100,000     189,830       200,000        2,655
    70              1,207         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57             93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58             90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59             87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60             84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61             80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62             77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63             74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64             71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65             67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66             53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67             39,518         11,000        25,657        200,000     100,000     189,830       200,000       67,000
    68             25,657         11,000        12,095        200,000     100,000     189,830       200,000       56,000
    69             12,095         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62            196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63            210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64            224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65            240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66            243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67            246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68            249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69            252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70            256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71            250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72            254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73            260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74            267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75            274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76            281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77            288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78            295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79            302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80            310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81            317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82            325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83            334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84            342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85            350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86            359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87            368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88            377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89            387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90            397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82            196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83            195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84            194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85            193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86            192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87            191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88            189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89            188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90            186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73            106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74            113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75            120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76            128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77            137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78            146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79            155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80            166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81            177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82            189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83            188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84            186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85            185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86            183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87            182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88            180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89            178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90            177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
--------------------------------------------------------------------------------------------------------------------------

THE DEATH BENEFIT

Distribution Provisions Upon Death of Owner


Federal tax law requires that minimum distributions be made under this contract upon an individual's death. If issued as a Qualified Contract, the death of the annuitant is also death of the owner and the required minimum distribution at death amounts that would need to be paid to the beneficiary would be computed for the contract. If held within a custodial account or trust, the required minimum distribution at death amounts would be determined with respect to the owner, instead of with respect to the contract. The Contract Value would, however, be included in the account value subject to distribution within the time limits established by federal tax law. If required minimum distributions are not taken in accordance with the income tax regulations, the IRA beneficiary could be subject to a 50% nondeductible excise tax under Code
Section 4974.


Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.


The death benefit choices we offer are the Basic Death Benefit and the Annual Step-Up Death Benefit Rider. We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider is available to you for an additional charge and must be elected at the time of application. It may be elected with Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application.


The amount of the death benefit proceeds will vary based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.


Partial withdrawals (including any withdrawals taken pursuant to the terms of Lifetime Income Plus 2008 or Lifetime Income Plus Solution) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.


Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of Lifetime Income Plus 2008 or Lifetime Income Plus Solution) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.


The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.


Partial withdrawals (including any withdrawals taken pursuant to the terms of Lifetime Income Plus 2008 or Lifetime Income Plus Solution) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium taxes assessed) reduces the Contract Value.


You may only elect the Annual Step-Up Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider may not be available in all states or markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for examples of the calculation of the Annual Step-Up Death Benefit Rider.

Your death benefit rider option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of the Annuitant, all members of the class first listed below having a member alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below (except for spousal continuation) or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of the Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Evergreen Treasury Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Any proceeds will be paid in equal shares to one or more designated beneficiaries in accordance with the contract unless otherwise specified by the owner. The distribution rules will be applied as if each designated beneficiary's portion were a separate contract. If a designated beneficiary dies prior to filing a death claim, death proceeds will be paid to that designated beneficiary's estate.

Payment Choices. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described at the end of this sub-section will apply):

   (1) apply the proceeds to provide income under Optional Payment Plan 1, Life Income with Period Certain, as described in the "Optional Payment Plans" provision of this prospectus. The first income payment must be

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       made no later than the end of the year after the year of death. A surviving spouse beneficiary, however, may wait to begin receiving income until the end of the year the Annuitant would have attained age 701/2. A Qualified custodial account or trust holding the contract may also use this option if its beneficiary is the Annuitant's surviving spouse. The period certain must not exceed the designated beneficiary's life expectancy, as determined by the IRS. This is the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5A-5 of the Income Tax Regulations. The designated beneficiary becomes the owner and, if an individual, the Annuitant under the Optional Payment Plan;

   (2) receive the proceeds in one lump sum payment;

   (3) receive the proceeds by the end of the fifth year following the date of death. This payment choice (or payment choice 2) must be selected if the beneficiary is not an individual, or a Qualified custodial account or trust holding the contract for the benefit of individual designated beneficiary(ies) of the Annuitant. We will set the Contract Value to be equal to the death proceeds as of the first Valuation Day that we have received due proof of death. At any time during the five-year period following the date of death, a partial or full distribution may be taken from the contract. The Contract Value as of the date of the distribution request will be the amount payable. We will pay, in one payment, any Contract Value remaining at the earlier of the end of the five-year period or at the death of the designated beneficiary;


   (4) if the sole designated beneficiary is the spouse of a deceased Annuitant, or a Qualified custodial account or trust holding the contract for the sole benefit of the Annuitant's surviving spouse, he, she, or it may continue the contract as stated in the "Distribution Rules" provision below;

   (5) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice 3 (proceeds to be paid within 5 years of death).


The following additional payment choice, which we may refer to as the Minimum Annual Income payment choice, is available subject to certain special rules set forth below:

An "inherited owner" may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this Minimum Annual Income payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. As this Code section applies to the contract, or the owner if a custodial account or trust, the Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

The following special rules apply to this Minimum Annual Income payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this Minimum Annual Income payment choice will be determined by treating the death of the surviving spouse as the death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

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  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn in excess of the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  . Additional purchase payments may not be added to the contract if this payment choice is selected.

Under this Minimum Annual Income payment choice, the contract will terminate upon payment of the entire Contract Value.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice 3 (proceeds paid by the end of the fifth year following the date of death).

Spendthrift Provision. The owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

If the sole designated beneficiary is the spouse of the deceased Annuitant, or a Qualified custodial account or trust holding the contract for the benefit of such spouse, the spouse may continue the contract as the new owner. The spouse will automatically become the new sole Annuitant replacing any other Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. At the death of the surviving spouse, this spousal continuation provision may not be used again (for example, in the case where the surviving spouse remarries). If the spouse is one of multiple designated beneficiaries, the spouse may not continue the contract.

If the designated beneficiary(ies) is not the spouse of the deceased or a Qualified custodial account or trust holding the contract for the benefit of such spouse, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed in accordance with one of the other payment choices and Section 408(b) of the Code.


If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.


When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if the owner, an Annuitant, or a designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

For an IRA Account or SEP IRA Account, on or after the Annuitant's required beginning date for minimum distribution purposes, if payments are being made under the Minimum Annual Income payment choice described above, if an individual is the designated beneficiary, remaining payments may be made over the longer of the Annuitant's remaining life expectancy at death or the designated beneficiary's life expectancy from the Single Life Table in Section 1.401(a)(9)-9 of the Income Tax Regulations.

INCOME PAYMENTS

The various types of income payments available under the contract, as well as the Annuity Commencement Date of the contract, are described in this section. The Code requires payments from a Qualified Contract to begin earlier than the

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latest permitted Annuity Commencement Date described below. You should consult a tax adviser before selecting an income payment plan under your contract and regarding the minimum distributions you need to take from the contract.

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.


The owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee in the form of a Life Income with a 10 Year Period Certain or, if Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life.

We will make monthly income payments to the owner beginning on the Annuity Commencement Date provided the Annuitant is still living. Subject to the provisions discussed above and IRS minimum distribution requirements, we will make the monthly income payment in the form of a Life Income with a 10 Year Period Certain plan or a Joint Life and Survivor Income with a 10 Year Period Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract in a lump sum on the date immediately preceding the Annuity Commencement Date, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.


Payments will continue for the life of the Annuitant under the Life Income with a 10 Year Period Certain plan if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with a 10 Year Period Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 2 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

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The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under all available payment plans, if any payment that is made more frequently than annually is, would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four factors:

   (1) your Surrender Value on the Valuation Day immediately preceding the Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract. The period certain offered under an Optional Payment Plan cannot exceed the applicable life expectancy required to satisfy the minimum distribution provisions of the Code.

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a period certain of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income for a Fixed Period. This option provides for periodic payments to be made for a period certain not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Not Available

   Optional Payment Plan 5 -- Not Available


   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.


Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option.

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All payments under Optional Payment Plan 3 (Income for a Fixed Period) may be
redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received in good order for Optional Payment Plan 3, the payment will generally be made within seven days; however, some states require us to reserve the right to defer payments from the General Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit on the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing (i) one by (ii) one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

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TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, such as the federal gift or estate tax, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Tax Status of the Contract

Purchasing the Contract. You may purchase the contract as a traditional IRA annuity contract, Roth IRA annuity contract, or SEP IRA annuity contract. You may also purchase the contract through an established IRA Account, Roth IRA Account, or SEP IRA Account. Contracts purchased in either manner are referred to as Qualified Contracts. As discussed further below, if you were able to purchase the contract as other than a Qualified Contract, the contract would be unlikely to satisfy the owner control requirements under federal tax law to be treated as an annuity contract for federal tax purposes, and you would be currently taxable on income under the contracts.

If you buy the contract through an established IRA Account, Roth IRA Account, or SEP IRA Account, tax-deferral of the earnings under the contract will be dependent upon continued qualification of your IRA Account, Roth IRA Account, or SEP IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the contract is uncertain when the contract is held by an IRA Account, Roth IRA Account, or SEP IRA Account. For further information, please consult with your custodian or your trustee and a tax adviser.

Why Are the Contracts Available Only as Qualified Contracts?

Variable annuity contracts (other than certain pension and qualified retirement plan contracts, including those that qualify as IRAs) are generally not treated as annuities for federal income tax purposes, and thus lose their tax-deferred character, if they do not satisfy certain diversification requirements set forth in Section 817(h) of the Code, or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are "publicly available," i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the contracts are publicly available. Accordingly, standing alone, the contracts would not be treated as annuity contracts for federal income tax purposes. However, we do not believe that an individual purchasing a contract either as an IRA contract, Roth IRA contract, SEP IRA contract, or through an IRA Account, Roth IRA Account, or SEP IRA Account, will be taxed currently on the contract's earnings:

  . If a contract is purchased through an IRA Account, Roth IRA Account, or SEP IRA Account, that account should itself be exempt from current taxation until distributions from the account occur, as long as the account continues to qualify as an IRA Account, Roth IRA Account, or SEP IRA Account. As a result, tax deferral of a contract that is purchased through such an account will be dependent upon the continued qualification of such account as an IRA Account, Roth IRA Account, or SEP IRA Account. We are not responsible for the tax status of such an account. The trustee or custodian of the account should be consulted regarding its status.

  . Contracts that qualify as IRA annuity contracts, Roth IRA annuity contracts, or SEP IRA annuity contracts are not subject to restrictions against investing in publicly available mutual funds if they meet certain requirements set forth by the IRS. We believe the contracts will meet those requirements, although there is no guaranty that this will be the case. In addition, such contracts must satisfy other requirements in order to qualify as IRAs, Roth IRAs, or SEP IRAs. We believe that contracts purchased as IRA annuity contracts, Roth IRA annuity contracts, or SEP IRA annuity contracts will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described below governing the federal income tax treatment of IRAs, Roth IRAs, or SEP IRAs.

The IRS has not reviewed the contract for qualification as an IRA and we make no guarantees that the contract will so qualify.

Types of IRAs

Traditional IRAs. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "IRA." An IRA can be in the form of a trust or custodial account or an annuity. An individual may make annual contributions to an IRA of up to the lesser of the limit

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specified in the Code ($5,000 for 2008) or 100% of compensation includible in the individual's gross income. For an individual age 50 or older, the limit is increased by $1,000. The contributions may be deductible in whole or in part, depending on the individual's income and whether the individual or spouse participates in an employer sponsored retirement plan. Distributions from another IRA or certain eligible employer plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA at ordinary income tax rates. A 10% penalty tax (discussed below) generally applies to distributions made before age 59 1/2, subject to certain exceptions. IRAs have minimum distribution rules (also discussed further below) that govern the timing and amount of distributions.

SEP IRAs. SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. Employer contributions made to an employee's SEP IRA cannot exceed the lesser of (1) 25% of the employee's compensation, and
(2) a limit specified in the Code ($46,000 for 2008). Distributions from SEP IRAs are subject to the same restrictions and rules that apply to IRA distributions.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. Only individuals with income below certain amounts specified in the Code may contribute to a Roth IRA. An eligible individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the Code ($5,000 for 2008) or 100% of compensation includible in the individual's gross income. For an individual age 50 or older, the limit is increased by $1,000. A rollover from, or conversion of, an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax (discussed below) may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Required Distributions and Penalty Taxes


Required Minimum Distributions. For IRAs, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70 1/2. Roth IRAs do not require distributions at any time prior to the owner's death. If your Qualified Contract provides an additional benefit, such as the benefits provided under Lifetime Income Plus 2008 or certain death benefits, the actuarial present value of the benefit(s) typically will increase the amount of the required minimum distribution you must take. In addition, failure to comply with the required minimum distribution rules applicable to Qualified Contracts will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the contract. If your contract is held in a custodial account or trust, the contract is not subject to required minimum distributions. Required minimum distributions are imposed at the account level and the Contract Value must be included in the value of the custodial account for purposes of the minimum distribution calculations. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 minimum distributions that otherwise would be required may be eligible for rollover.


Federal Penalty Tax. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. Exceptions include payments:

   (1) received on or after the owner reaches age 59 1/2;

   (2) received on or after the owner's death or because of the owner's disability (as defined in the tax law);

   (3) received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

   (4) received as reimbursement for certain amounts paid for medical care.

Moving Money from One Qualified Contract or Qualified Retirement Plan to Another

Rollovers and transfers. In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes that you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers. The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and certain contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the General Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.


Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").


Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative that sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

The prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2007 no commissions were paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account as this product commenced new sales on June 9, 2008. During 2008, approximately $2.1 million was paid to Capital Brokerage Corporation for the sale of the contracts in the Separate Account and any new purchase payments received. No underwriting commissions were paid to Capital Brokerage Corporation in 2008. We anticipate discontinuing the offering of the contracts 60 days after the date of this prospectus.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within ten days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you exercise this right (the "free look privilege"), we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. If you exercise your free look privilege within seven days after you receive your contract or if required by the law of your state, however, we will refund your purchase payments (less any withdrawals previously taken).

If you cancel your contract, it will be void. In certain states, you may have more than ten days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of death, age, gender, marital status or survival and any other required forms before we act on contract provisions relating to the death of any person or persons, or those provisions that are dependent upon age, gender, marital status or survival.

Records and Reports

At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not currently in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date; then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------


Partial withdrawals (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus 2008 or Lifetime Income Plus Solution) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:



        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------



If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


Annual Step-Up Death Benefit Rider

The following example shows how the Annual Step-Up Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments; and

   (3) the owner takes no partial withdrawals; then


End of Annuitant's Contract Death Benefit
 Year      Age      Value      Amount
-----------------------------------------
  1        76      $103,000   $103,000
  2        77       112,000    112,000
  3        78        90,000    112,000
  4        79       135,000    135,000
  5        80       130,000    135,000
  6        81       150,000    135,000
  7        82       125,000    135,000
  8        83       145,000    135,000
-----------------------------------------



Partial withdrawals (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus 2008 or Lifetime Income Plus Solution) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


             IRA 2008 Annuity B Share -- No Rider Options Elected



                                                                                                        Number of
                                                                      Accumulation      Accumulation   Accumulation
                                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                                        Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM Charter Fund -- Class A                                            $10.00            $7.18             --      2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Cap Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class A                $10.00            $5.92             66      2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Trust
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Fund -- Class A                  $10.00            $4.82          1,174      2008
-------------------------------------------------------------------------------------------------------------------------
The AllianceBernstein Portfolios
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Wealth Appreciation Strategy -- Class A              $10.00            $6.92             --      2008
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy -- Class A                  $10.00            $5.91             --      2008
-------------------------------------------------------------------------------------------------------------------------
Allianz Funds
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ International Value Fund -- Class A                        $10.00            $5.38          1,239      2008
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ Large-Cap Value Fund -- Class A                            $10.00            $6.15            893      2008
-------------------------------------------------------------------------------------------------------------------------
American Century Capital Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  American Century Equity Income Fund -- A Class                         $10.00            $8.18             --      2008
-------------------------------------------------------------------------------------------------------------------------
American Century Government Income Trust
-------------------------------------------------------------------------------------------------------------------------
  American Century Inflation Adjusted Bond Fund -- Advisor Class         $10.00            $9.45            833      2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value Fund -- Investor A                               $10.00            $6.58          1,634      2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation Fund -- Investor A                         $10.00            $7.77            129      2008
-------------------------------------------------------------------------------------------------------------------------
Calamos Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Calamos Growth Fund -- Class A                                         $10.00            $5.12             --      2008
-------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Cohen & Steers Global Realty Shares -- Class A                         $10.00            $5.70             --      2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Acorn Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Acorn Fund -- Class A                                         $10.00            $6.19             --      2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico 21st Century Fund -- Class A                          $10.00            $5.91             --      2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund -- Class A           $10.00            $5.11          3,014      2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Mid Cap Value Fund -- Class A                                 $10.00            $5.99            405      2008
-------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Davis New York Venture Fund -- Class A                                 $10.00            $6.15          3,131      2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Mutual Funds Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Floating-Rate Fund -- Class A                              $10.00            $7.04            534      2008
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation   Accumulation
                                                                         Unit Values at    Unit Values at Unit Values at
Subaccounts                                                            Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Special Investment Trust
-----------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Large-Cap Value Fund -- Class A                                $10.00            $ 6.58          1,030     2008
-----------------------------------------------------------------------------------------------------------------------------
Evergreen Equity Trust
-----------------------------------------------------------------------------------------------------------------------------
  Evergreen Enhanced S&P 500 Fund -- Class A                                 $10.00            $ 6.74            810     2008
-----------------------------------------------------------------------------------------------------------------------------
  Evergreen Intrinsic Value Fund -- Class A                                  $10.00            $ 6.51             --     2008
-----------------------------------------------------------------------------------------------------------------------------
Evergreen Money Market Trust
-----------------------------------------------------------------------------------------------------------------------------
  Evergreen Treasury Money Market Fund -- Class A                            $10.00            $ 9.96         28,906     2008
-----------------------------------------------------------------------------------------------------------------------------
Federated Equity Funds
-----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund -- Class A                                         $10.00            $ 6.28             --     2008
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series I
-----------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                  $10.00            $ 6.85             --     2008
-----------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                             $10.00            $ 5.62             --     2008
-----------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                   $10.00            $ 4.22            143     2008
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series II
-----------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                $10.00            $ 6.19            389     2008
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund
-----------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                              $10.00            $ 6.42            975     2008
-----------------------------------------------------------------------------------------------------------------------------
Franklin Value Investors Trust
-----------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                   $10.00            $ 6.39             67     2008
-----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Fund Allocator Series
-----------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton Founding Funds Allocation Fund -- Class A               $10.00            $ 6.48          1,375     2008
-----------------------------------------------------------------------------------------------------------------------------
GE Funds
-----------------------------------------------------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment
   Fund)                                                                     $10.00            $ 7.02          1,366     2008
-----------------------------------------------------------------------------------------------------------------------------
Janus Adviser Series
-----------------------------------------------------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                        $10.00            $ 5.27            138     2008
-----------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
-----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                       $10.00            $ 5.75          1,293     2008
-----------------------------------------------------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                           $10.00            $ 4.08          2,793     2008
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Trust II
-----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                          $10.00            $ 7.31             --     2008
-----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                         $10.00            $10.16            777     2008
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                        $10.00            $ 5.98             --     2008
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Value Trust, Inc. -- Financial Intermediary Class               $10.00            $ 5.47             --     2008
-----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                     $10.00            $ 6.75            573     2008
-----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                 $10.00            $ 7.84            124     2008
-----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                  $10.00            $ 6.33             --     2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                   $10.00            $ 5.48            --      2008
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                 $10.00            $ 6.18         1,282      2008
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                  $10.00            $ 6.35            --      2008
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund -- Class A                            $10.00            $ 6.25           396      2008
---------------------------------------------------------------------------------------------------------------------
PIMCO Funds
---------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield Fund -- Class A                                   $10.00            $ 7.44           280      2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Long Term U.S. Government Fund -- Class A                    $10.00            $11.13           177      2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Fund -- Class A                                 $10.00            $ 9.59         1,043      2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Total Return Fund -- Class A                                 $10.00            $10.04           918      2008
---------------------------------------------------------------------------------------------------------------------
Putnam Investment Funds
---------------------------------------------------------------------------------------------------------------------
  Putnam International Capital Opportunities Fund -- Class A         $10.00            $ 5.20            --      2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Fund
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Fund -- Advisor Class                  $10.00            $ 7.13            --      2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital Appreciation Fund
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Capital Appreciation Fund -- Advisor Class           $10.00            $ 6.70           284      2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Fund -- Advisor Class                   $10.00            $ 5.98         1,101      2008
---------------------------------------------------------------------------------------------------------------------
Thornburg Investment Trust
---------------------------------------------------------------------------------------------------------------------
  Thornburg Core Growth Fund -- Class A                              $10.00            $ 5.69            --      2008
---------------------------------------------------------------------------------------------------------------------
  Thornburg International Value Fund -- Class A                      $10.00            $ 6.15            --      2008
---------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Fund
---------------------------------------------------------------------------------------------------------------------
  Van Kampen Comstock Fund -- Class A                                $10.00            $ 6.83           453      2008
---------------------------------------------------------------------------------------------------------------------

              IRA 2008 Annuity B Share -- Joint Annuitant Elected



                                                                                                        Number of
                                                                      Accumulation      Accumulation   Accumulation
                                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                                        Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM Charter Fund -- Class A                                            $10.00            $7.18             --      2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Cap Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class A                $10.00            $5.92          1,085      2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Trust
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Fund -- Class A                  $10.00            $4.82             --      2008
-------------------------------------------------------------------------------------------------------------------------
The AllianceBernstein Portfolios
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Wealth Appreciation Strategy -- Class A              $10.00            $6.92             --      2008
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy -- Class A                  $10.00            $5.90             --      2008
-------------------------------------------------------------------------------------------------------------------------
Allianz Funds
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ International Value Fund -- Class A                        $10.00            $5.38             --      2008
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ Large-Cap Value Fund -- Class A                            $10.00            $6.14             --      2008
-------------------------------------------------------------------------------------------------------------------------
American Century Capital Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  American Century Equity Income Fund -- A Class                         $10.00            $8.18          2,315      2008
-------------------------------------------------------------------------------------------------------------------------
American Century Government Income Trust
-------------------------------------------------------------------------------------------------------------------------
  American Century Inflation Adjusted Bond Fund -- Advisor Class         $10.00            $9.45             --      2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value Fund -- Investor A                               $10.00            $6.58             --      2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation Fund Investor A                            $10.00            $7.77             --      2008
-------------------------------------------------------------------------------------------------------------------------
Calamos Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Calamos Growth Fund -- Class A                                         $10.00            $5.12             --      2008
-------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Cohen & Steers Global Realty Shares -- Class A                         $10.00            $5.70             --      2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Acorn Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Acorn Fund -- Class A                                         $10.00            $6.19             --      2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico 21st Century Fund -- Class A                          $10.00            $5.91          2,503      2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund -- Class A           $10.00            $5.11          2,141      2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Mid Cap Value Fund -- Class A                                 $10.00            $5.99             --      2008
-------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Davis New York Venture Fund -- Class A                                 $10.00            $6.15          2,507      2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Mutual Funds Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Floating-Rate Fund -- Class A                              $10.00            $7.03             --      2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Special Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Large-Cap Value Fund -- Class A                            $10.00            $6.58             --      2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Equity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Enhanced S&P 500 Fund -- Class A                             $10.00            $6.73             --      2008
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Intrinsic Value Fund -- Class A                              $10.00            $6.51             --      2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Money Market Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Treasury Money Market Fund -- Class A                        $10.00            $9.96          6,356      2008
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation   Accumulation
                                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
Federated Equity Funds
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund -- Class A                                                $10.00            $ 6.28            --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series I
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                         $10.00            $ 6.85            --
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                                    $10.00            $ 5.62            --
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                          $10.00            $ 4.22            --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series II
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                       $10.00            $ 6.18            --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                                     $10.00            $ 6.42            --
--------------------------------------------------------------------------------------------------------------------------------
Franklin Value Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                          $10.00            $ 6.38         1,263
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Fund Allocator Series
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton Founding Funds Allocation Fund -- Class A                      $10.00            $ 6.48            --
--------------------------------------------------------------------------------------------------------------------------------
GE Funds
--------------------------------------------------------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)          $10.00            $ 7.02            --
--------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Series
--------------------------------------------------------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                               $10.00            $ 5.27            --
--------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                              $10.00            $ 5.75            --
--------------------------------------------------------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                                  $10.00            $ 4.08            --
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Trust II
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                                 $10.00            $ 7.31            --
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                                $10.00            $10.15            --
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                               $10.00            $ 5.98            --
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Value Trust, Inc. -- Financial Intermediary Class                      $10.00            $ 5.47            --
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                            $10.00            $ 6.74            --
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                        $10.00            $ 7.84            --
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                         $10.00            $ 6.33         1,311
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                                  $10.00            $ 5.48            --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                                $10.00            $ 6.18            --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                                 $10.00            $ 6.34            --
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
Federated Equity Funds
----------------------------------------------------------------------------------
  Federated Kaufmann Fund -- Class A                                          2008
----------------------------------------------------------------------------------
Fidelity Advisor Series I
----------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                   2008
----------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                              2008
----------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                    2008
----------------------------------------------------------------------------------
Fidelity Advisor Series II
----------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                 2008
----------------------------------------------------------------------------------
Fidelity Contrafund
----------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                               2008
----------------------------------------------------------------------------------
Franklin Value Investors Trust
----------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                    2008
----------------------------------------------------------------------------------
Franklin Templeton Fund Allocator Series
----------------------------------------------------------------------------------
  Franklin Templeton Founding Funds Allocation Fund -- Class A                2008
----------------------------------------------------------------------------------
GE Funds
----------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)    2008
----------------------------------------------------------------------------------
Janus Adviser Series
----------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                         2008
----------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
----------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                        2008
----------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
----------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                            2008
----------------------------------------------------------------------------------
JPMorgan Trust II
----------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                           2008
----------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                          2008
----------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
----------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                         2008
----------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
----------------------------------------------------------------------------------
  Legg Mason Value Trust, Inc. -- Financial Intermediary Class                2008
----------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
----------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                      2008
----------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
----------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                  2008
----------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
----------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                   2008
----------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
----------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                            2008
----------------------------------------------------------------------------------
Oppenheimer Global Fund
----------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                          2008
----------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                           2008
----------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund -- Class A                            $10.00            $ 6.25            --      2008
---------------------------------------------------------------------------------------------------------------------
PIMCO Funds
---------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield Fund -- Class A                                   $10.00            $ 7.44            --      2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Long Term U.S. Government Fund -- Class A                    $10.00            $11.13            --      2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Fund -- Class A                                 $10.00            $ 9.59            --      2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Total Return Fund -- Class A                                 $10.00            $10.04            --      2008
---------------------------------------------------------------------------------------------------------------------
Putnam Investment Funds
---------------------------------------------------------------------------------------------------------------------
  Putnam International Capital Opportunities Fund -- Class A         $10.00            $ 5.20            --      2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Fund
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Fund -- Advisor Class                  $10.00            $ 7.13            --      2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital Appreciation Fund
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Capital Appreciation Fund -- Advisor Class           $10.00            $ 6.70            --      2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Fund -- Advisor Class                   $10.00            $ 5.98            --      2008
---------------------------------------------------------------------------------------------------------------------
Thornburg Investment Trust
---------------------------------------------------------------------------------------------------------------------
  Thornburg Core Growth Fund -- Class A                              $10.00            $ 5.69         1,159      2008
---------------------------------------------------------------------------------------------------------------------
  Thornburg International Value Fund -- Class A                      $10.00            $ 6.15         2,256      2008
---------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Fund
---------------------------------------------------------------------------------------------------------------------
  Van Kampen Comstock Fund -- Class A                                $10.00            $ 6.82            --      2008
---------------------------------------------------------------------------------------------------------------------

         IRA 2008 Annuity B Share -- Lifetime Income Plus 2008 Elected



                                                                                                        Number of
                                                                      Accumulation      Accumulation   Accumulation
                                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                                        Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM Charter Fund -- Class A                                            $10.00            $7.18              --     2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Cap Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class A                $10.00            $5.92              --     2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Trust
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Fund -- Class A                  $10.00            $4.82          33,331     2008
-------------------------------------------------------------------------------------------------------------------------
The AllianceBernstein Portfolios
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Wealth Appreciation Strategy -- Class A              $10.00            $6.92           5,565     2008
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy -- Class A                  $10.00            $5.91              --     2008
-------------------------------------------------------------------------------------------------------------------------
Allianz Funds
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ International Value Fund -- Class A                        $10.00            $5.38          41,025     2008
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ Large-Cap Value Fund -- Class A                            $10.00            $6.15          26,076     2008
-------------------------------------------------------------------------------------------------------------------------
American Century Capital Portfolios
-------------------------------------------------------------------------------------------------------------------------
  American Century Equity Income Fund -- A Class                         $10.00            $8.18           2,551     2008
-------------------------------------------------------------------------------------------------------------------------
American Century Government Income Trust
-------------------------------------------------------------------------------------------------------------------------
  American Century Inflation Adjusted Bond Fund -- Advisor Class         $10.00            $9.45          34,617     2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value Fund -- Investor A                               $10.00            $6.58           1,233     2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation Fund Investor A                            $10.00            $7.77          93,073     2008
-------------------------------------------------------------------------------------------------------------------------
Calamos Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Calamos Growth Fund -- Class A                                         $10.00            $5.12           8,013     2008
-------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Cohen & Steers Global Realty Shares -- Class A                         $10.00            $5.70             740     2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Acorn Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Acorn Fund -- Class A                                         $10.00            $6.19          13,632     2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico 21st Century Fund -- Class A                          $10.00            $5.91           1,194     2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund -- Class A           $10.00            $5.11          72,047     2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Mid Cap Value Fund -- Class A                                 $10.00            $5.99          12,393     2008
-------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Davis New York Venture Fund -- Class A                                 $10.00            $6.15          58,915     2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Mutual Funds Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Floating-Rate Fund -- Class A                              $10.00            $7.04          11,348     2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Special Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Large-Cap Value Fund -- Class A                            $10.00            $6.58          34,957     2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Equity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Enhanced S&P 500 Fund -- Class A                             $10.00            $6.74          23,659     2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Money Market Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Treasury Money Market Fund -- Class A                        $10.00            $9.96          97,071     2008
-------------------------------------------------------------------------------------------------------------------------
Federated Equity Funds
-------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund -- Class A                                     $10.00            $6.28              --     2008
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation   Accumulation
                                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series I
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                        $10.00            $ 6.85          2,423
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                                   $10.00            $ 5.62             --
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                         $10.00            $ 4.22          5,305
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series II
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                      $10.00            $ 6.19         11,996
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                                    $10.00            $ 6.42         20,433
-------------------------------------------------------------------------------------------------------------------------------
Franklin Value Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                         $10.00            $ 6.39            247
-------------------------------------------------------------------------------------------------------------------------------
GE Funds
-------------------------------------------------------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)         $10.00            $ 7.02         49,873
-------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Series
-------------------------------------------------------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                              $10.00            $ 5.27          1,104
-------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
-------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                             $10.00            $ 5.75         45,013
-------------------------------------------------------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                                 $10.00            $ 4.08         40,975
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Trust II
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                                $10.00            $ 7.31            606
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                               $10.00            $10.16         38,318
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                              $10.00            $ 5.98             --
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                           $10.00            $ 6.75          1,187
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                        $10.00            $ 6.33            662
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                                 $10.00            $ 5.48          3,816
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                               $10.00            $ 6.18         61,163
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                                $10.00            $ 6.35          1,416
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund -- Class A                                          $10.00            $ 6.25         11,451
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Funds
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield Fund -- Class A                                                 $10.00            $ 7.44         11,373
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Long Term U.S. Government Fund -- Class A                                  $10.00            $11.13          8,867
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Fund -- Class A                                               $10.00            $ 9.59         47,910
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Total Return Fund -- Class A                                               $10.00            $10.04         61,644
-------------------------------------------------------------------------------------------------------------------------------
Putnam Investment Funds
-------------------------------------------------------------------------------------------------------------------------------
  Putnam International Capital Opportunities Fund -- Class A                       $10.00            $ 5.20             --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
Fidelity Advisor Series I
---------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                  2008
---------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                             2008
---------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                   2008
---------------------------------------------------------------------------------
Fidelity Advisor Series II
---------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                2008
---------------------------------------------------------------------------------
Fidelity Contrafund
---------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                              2008
---------------------------------------------------------------------------------
Franklin Value Investors Trust
---------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                   2008
---------------------------------------------------------------------------------
GE Funds
---------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)   2008
---------------------------------------------------------------------------------
Janus Adviser Series
---------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                        2008
---------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
---------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                       2008
---------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
---------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                           2008
---------------------------------------------------------------------------------
JPMorgan Trust II
---------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                          2008
---------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                         2008
---------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
---------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                        2008
---------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
---------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                     2008
---------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
---------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                  2008
---------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
---------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                           2008
---------------------------------------------------------------------------------
Oppenheimer Global Fund
---------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                         2008
---------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                          2008
---------------------------------------------------------------------------------
Oppenheimer Main Street Funds, Inc.
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund -- Class A                                    2008
---------------------------------------------------------------------------------
PIMCO Funds
---------------------------------------------------------------------------------
  PIMCO High Yield Fund -- Class A                                           2008
---------------------------------------------------------------------------------
  PIMCO Long Term U.S. Government Fund -- Class A                            2008
---------------------------------------------------------------------------------
  PIMCO Low Duration Fund -- Class A                                         2008
---------------------------------------------------------------------------------
  PIMCO Total Return Fund -- Class A                                         2008
---------------------------------------------------------------------------------
Putnam Investment Funds
---------------------------------------------------------------------------------
  Putnam International Capital Opportunities Fund -- Class A                 2008
---------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation   Accumulation
                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                  Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Fund
-------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Fund -- Advisor Class                $10.00            $7.13           5,798     2008
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital Appreciation Fund
-------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Capital Appreciation Fund -- Advisor Class         $10.00            $6.70          17,109     2008
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Fund -- Advisor Class                 $10.00            $5.98          34,261     2008
-------------------------------------------------------------------------------------------------------------------
Thornburg Investment Trust
-------------------------------------------------------------------------------------------------------------------
  Thornburg Core Growth Fund -- Class A                            $10.00            $5.69              --     2008
-------------------------------------------------------------------------------------------------------------------
  Thornburg International Value Fund -- Class A                    $10.00            $6.15           4,892     2008
-------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Fund
-------------------------------------------------------------------------------------------------------------------
  Van Kampen Comstock Fund -- Class A                              $10.00            $6.83          10,245     2008
-------------------------------------------------------------------------------------------------------------------

    IRA 2008 Annuity B Share -- Lifetime Income Plus 2008 Elected and Joint
                               Annuitant Elected



                                                                                                        Number of
                                                                      Accumulation      Accumulation   Accumulation
                                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                                        Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Cap Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class A                $10.00            $5.92              --     2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Trust
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Fund -- Class A                  $10.00            $4.82           7,934     2008
-------------------------------------------------------------------------------------------------------------------------
The AllianceBernstein Portfolios
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Wealth Appreciation Strategy -- Class A              $10.00            $6.92           5,636     2008
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy -- Class A                  $10.00            $5.90             751     2008
-------------------------------------------------------------------------------------------------------------------------
Allianz Funds
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ International Value Fund -- Class A                        $10.00            $5.38           7,771     2008
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ Large-Cap Value Fund -- Class A                            $10.00            $6.14           5,835     2008
-------------------------------------------------------------------------------------------------------------------------
American Century Capital Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  American Century Equity Income Fund -- A Class                         $10.00            $8.18              --     2008
-------------------------------------------------------------------------------------------------------------------------
American Century Government Income Trust
-------------------------------------------------------------------------------------------------------------------------
  American Century Inflation Adjusted Bond Fund -- Advisor Class         $10.00            $9.45           8,188     2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value Fund -- Investor A                               $10.00            $6.58              --     2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation Fund Investor A                            $10.00            $7.77          40,718     2008
-------------------------------------------------------------------------------------------------------------------------
Calamos Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Calamos Growth Fund -- Class A                                         $10.00            $5.12          12,106     2008
-------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Cohen & Steers Global Realty Shares -- Class A                         $10.00            $5.70             557     2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Acorn Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Acorn Fund -- Class A                                         $10.00            $6.19              --     2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico 21st Century Fund -- Class A                          $10.00            $5.91              --     2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund -- Class A           $10.00            $5.11          15,063     2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Mid Cap Value Fund -- Class A                                 $10.00            $5.99           2,445     2008
-------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Davis New York Venture Fund -- Class A                                 $10.00            $6.15           6,808     2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Mutual Funds Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Floating-Rate Fund -- Class A                              $10.00            $7.03           2,099     2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Special Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Large-Cap Value Fund -- Class A                            $10.00            $6.58          34,333     2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Equity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Enhanced S&P 500 Fund -- Class A                             $10.00            $6.73           5,294     2008
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Intrinsic Value Fund -- Class A                              $10.00            $6.51              --     2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Money Market Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Treasury Money Market Fund -- Class A                        $10.00            $9.96          56,578     2008
-------------------------------------------------------------------------------------------------------------------------
Federated Equity Funds
-------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund -- Class A                                     $10.00            $6.28              --     2008
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation   Accumulation
                                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series I
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                        $10.00            $ 6.85             --
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                                   $10.00            $ 5.62             --
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                         $10.00            $ 4.22          3,068
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series II
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                      $10.00            $ 6.18          2,373
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                                    $10.00            $ 6.42            304
-------------------------------------------------------------------------------------------------------------------------------
GE Funds
-------------------------------------------------------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)         $10.00            $ 7.02         17,314
-------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Series
-------------------------------------------------------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                              $10.00            $ 5.27             --
-------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
-------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                             $10.00            $ 5.75          7,641
-------------------------------------------------------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                                 $10.00            $ 4.08         18,889
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Trust II
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                               $10.00            $10.15         16,024
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                              $10.00            $ 5.98             --
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Value Trust, Inc. -- Financial Intermediary Class                     $10.00            $ 5.47             --
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                           $10.00            $ 6.74             --
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                       $10.00            $ 7.84             --
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                        $10.00            $ 6.33             --
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                                 $10.00            $ 5.48             --
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                               $10.00            $ 6.18         10,045
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund -- Class A                                          $10.00            $ 6.25          2,994
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Funds
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield Fund -- Class A                                                 $10.00            $ 7.44          2,974
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Long Term U.S. Government Fund -- Class A                                  $10.00            $11.13          5,806
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Fund -- Class A                                               $10.00            $ 9.59          7,952
-------------------------------------------------------------------------------------------------------------------------------
  PIMCO Total Return Fund -- Class A                                               $10.00            $10.04         13,588
-------------------------------------------------------------------------------------------------------------------------------
Putnam Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
  Putnam International Capital Opportunities Fund -- Class A                       $10.00            $ 5.20             --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
Fidelity Advisor Series I
---------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                  2008
---------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                             2008
---------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                   2008
---------------------------------------------------------------------------------
Fidelity Advisor Series II
---------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                2008
---------------------------------------------------------------------------------
Fidelity Contrafund
---------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                              2008
---------------------------------------------------------------------------------
GE Funds
---------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)   2008
---------------------------------------------------------------------------------
Janus Adviser Series
---------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                        2008
---------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
---------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                       2008
---------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
---------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                           2008
---------------------------------------------------------------------------------
JPMorgan Trust II
---------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                         2008
---------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
---------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                        2008
---------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
---------------------------------------------------------------------------------
  Legg Mason Value Trust, Inc. -- Financial Intermediary Class               2008
---------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
---------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                     2008
---------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
---------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                 2008
---------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
---------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                  2008
---------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
---------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                           2008
---------------------------------------------------------------------------------
Oppenheimer Global Fund
---------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                         2008
---------------------------------------------------------------------------------
Oppenheimer Main Street Funds, Inc.
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund -- Class A                                    2008
---------------------------------------------------------------------------------
PIMCO Funds
---------------------------------------------------------------------------------
  PIMCO High Yield Fund -- Class A                                           2008
---------------------------------------------------------------------------------
  PIMCO Long Term U.S. Government Fund -- Class A                            2008
---------------------------------------------------------------------------------
  PIMCO Low Duration Fund -- Class A                                         2008
---------------------------------------------------------------------------------
  PIMCO Total Return Fund -- Class A                                         2008
---------------------------------------------------------------------------------
Putnam Investment Management, LLC
---------------------------------------------------------------------------------
  Putnam International Capital Opportunities Fund -- Class A                 2008
---------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation   Accumulation
                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                  Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Associates, Inc.
-------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Fund -- Advisor Class                $10.00            $7.13            275      2008
-------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Capital Appreciation Fund -- Advisor Class         $10.00            $6.70             --      2008
-------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Fund -- Advisor Class                 $10.00            $5.98          9,453      2008
-------------------------------------------------------------------------------------------------------------------
Thornburg Investment Management, Inc
-------------------------------------------------------------------------------------------------------------------
  Thornburg Core Growth Fund -- Class A                            $10.00            $5.69             --      2008
-------------------------------------------------------------------------------------------------------------------
  Thornburg International Value Fund -- Class A                    $10.00            $6.15            713      2008
-------------------------------------------------------------------------------------------------------------------
Van Kampen Asset Management
-------------------------------------------------------------------------------------------------------------------
  Van Kampen Comstock Fund -- Share Class A                        $10.00            $6.82             --      2008
-------------------------------------------------------------------------------------------------------------------

             IRA 2008 Annuity L Share -- No Rider Options Elected



                                                                                                        Number of
                                                                      Accumulation      Accumulation   Accumulation
                                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                                        Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM Charter Fund -- Class A                                            $10.00            $7.17              --     2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Cap Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class A                $10.00            $5.91             524     2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Trust
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Fund -- Class A                  $10.00            $4.81           3,410     2008
-------------------------------------------------------------------------------------------------------------------------
The AllianceBernstein Portfolios
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Wealth Appreciation Strategy -- Class A              $10.00            $6.91             423     2008
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy -- Class A                  $10.00            $5.90             989     2008
-------------------------------------------------------------------------------------------------------------------------
Allianz Funds
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ International Value Fund -- Class A                        $10.00            $5.37           3,407     2008
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ Large-Cap Value Fund -- Class A                            $10.00            $6.13           2,192     2008
-------------------------------------------------------------------------------------------------------------------------
American Century Capital Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  American Century Equity Income Fund -- A Class                         $10.00            $8.17           1,282     2008
-------------------------------------------------------------------------------------------------------------------------
American Century Government Income Trust
-------------------------------------------------------------------------------------------------------------------------
  American Century Inflation Adjusted Bond Fund -- Advisor Class         $10.00            $9.44           4,291     2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value Fund -- Investor A                               $10.00            $6.57              --     2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation Fund Investor A                            $10.00            $7.76          12,128     2008
-------------------------------------------------------------------------------------------------------------------------
Calamos Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Calamos Growth Fund -- Class A                                         $10.00            $5.11           2,116     2008
-------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Cohen & Steers Global Realty Shares -- Class A                         $10.00            $5.69           1,283     2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Acorn Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Acorn Fund -- Class A                                         $10.00            $6.18           2,853     2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico 21st Century Fund -- Class A                          $10.00            $5.90           3,875     2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund -- Class A           $10.00            $5.10           5,710     2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Mid Cap Value Fund -- Class A                                 $10.00            $5.98           1,508     2008
-------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Davis New York Venture Fund -- Class A                                 $10.00            $6.14          12,406     2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Mutual Funds Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Floating-Rate Fund -- Class A                              $10.00            $7.02             657     2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Special Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Large-Cap Value Fund -- Class A                            $10.00            $6.57           3,509     2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Equity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Enhanced S&P 500 Fund -- Class A                             $10.00            $6.72           1,996     2008
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Intrinsic Value Fund -- Class A                              $10.00            $6.50              --     2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Money Market Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Treasury Money Market Fund -- Class A                        $10.00            $9.94          53,007     2008
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation   Accumulation
                                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
Federated Equity Funds
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund -- Class A                                               $10.00            $ 6.27           536
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series I
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                        $10.00            $ 6.84         3,091
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                                   $10.00            $ 5.61            --
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                         $10.00            $ 4.22         3,859
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series II
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                      $10.00            $ 6.17           827
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                                    $10.00            $ 6.41         3,433
-------------------------------------------------------------------------------------------------------------------------------
Franklin Value Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                         $10.00            $ 6.37         1,820
-------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Fund Allocator Series
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton Founding Funds Allocation Fund -- Class A                     $10.00            $ 6.47         1,086
-------------------------------------------------------------------------------------------------------------------------------
GE Funds
-------------------------------------------------------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)         $10.00            $ 7.01         5,812
-------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Series
-------------------------------------------------------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                              $10.00            $ 5.26            --
-------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
-------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                             $10.00            $ 5.74         3,725
-------------------------------------------------------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                                 $10.00            $ 4.07         4,418
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Trust II
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                                $10.00            $ 7.30            --
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                               $10.00            $10.14         2,078
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                              $10.00            $ 5.97            --
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Value trust, Inc. -- Financial Intermediary Class                     $10.00            $ 5.46            --
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                           $10.00            $ 6.73            --
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                       $10.00            $ 7.83           935
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                        $10.00            $ 6.32         1,062
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                                 $10.00            $ 5.47            --
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                               $10.00            $ 6.17         7,316
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                                $10.00            $ 6.33            --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
Federated Equity Funds
---------------------------------------------------------------------------------
  Federated Kaufmann Fund -- Class A                                         2008
---------------------------------------------------------------------------------
Fidelity Advisor Series I
---------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                  2008
---------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                             2008
---------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                   2008
---------------------------------------------------------------------------------
Fidelity Advisor Series II
---------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                2008
---------------------------------------------------------------------------------
Fidelity Contrafund
---------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                              2008
---------------------------------------------------------------------------------
Franklin Value Investors Trust
---------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                   2008
---------------------------------------------------------------------------------
Franklin Templeton Fund Allocator Series
---------------------------------------------------------------------------------
  Franklin Templeton Founding Funds Allocation Fund -- Class A               2008
---------------------------------------------------------------------------------
GE Funds
---------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)   2008
---------------------------------------------------------------------------------
Janus Adviser Series
---------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                        2008
---------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
---------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                       2008
---------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
---------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                           2008
---------------------------------------------------------------------------------
JPMorgan Trust II
---------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                          2008
---------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                         2008
---------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
---------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                        2008
---------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
---------------------------------------------------------------------------------
  Legg Mason Value trust, Inc. -- Financial Intermediary Class               2008
---------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
---------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                     2008
---------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
---------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                 2008
---------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
---------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                  2008
---------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
---------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                           2008
---------------------------------------------------------------------------------
Oppenheimer Global Fund
---------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                         2008
---------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
---------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                          2008
---------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund -- Class A                            $10.00            $ 6.24         1,153      2008
---------------------------------------------------------------------------------------------------------------------
PIMCO Funds
---------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield Fund -- Class A                                   $10.00            $ 7.43         1,304      2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Long Term U.S. Government Fund -- Class A                    $10.00            $11.11         1,792      2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Fund -- Class A                                 $10.00            $ 9.57         2,519      2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Total Return Fund -- Class A                                 $10.00            $10.03         6,191      2008
---------------------------------------------------------------------------------------------------------------------
Putnam Investment Funds
---------------------------------------------------------------------------------------------------------------------
  Putnam International Capital Opportunities Fund -- Class A         $10.00            $ 5.19           156      2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Fund
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Fund -- Advisor Class                  $10.00            $ 7.12         8,129      2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital Appreciation Fund
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Capital Appreciation Fund -- Advisor Class           $10.00            $ 6.69            --      2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Fund -- Advisor Class                   $10.00            $ 5.97         2,697      2008
---------------------------------------------------------------------------------------------------------------------
Thornburg Investment Trust
---------------------------------------------------------------------------------------------------------------------
  Thornburg Core Growth Fund -- Class A                              $10.00            $ 5.68            --      2008
---------------------------------------------------------------------------------------------------------------------
  Thornburg International Value Fund -- Class A                      $10.00            $ 6.14           270      2008
---------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Fund
---------------------------------------------------------------------------------------------------------------------
  Van Kampen Comstock Fund -- Class A                                $10.00            $ 6.81            --      2008
---------------------------------------------------------------------------------------------------------------------

              IRA 2008 Annuity L Share -- Joint Annuitant Elected



                                                                                                        Number of
                                                                      Accumulation      Accumulation   Accumulation
                                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                                        Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM Charter Fund -- Class A                                            $10.00            $7.17            --       2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Cap Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class A                $10.00            $5.91            --       2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Trust
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Fund -- Class A                  $10.00            $4.81           203       2008
-------------------------------------------------------------------------------------------------------------------------
The AllianceBernstein Portfolios
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Wealth Appreciation Strategy -- Class A              $10.00            $6.91           806       2008
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy -- Class A                  $10.00            $5.89            --       2008
-------------------------------------------------------------------------------------------------------------------------
Allianz Funds
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ International Value Fund -- Class A                        $10.00            $5.37           230       2008
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ Large-Cap Value Fund -- Class A                            $10.00            $6.13           160       2008
-------------------------------------------------------------------------------------------------------------------------
American Century Capital Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  American Century Equity Income Fund -- A Class                         $10.00            $8.17            --       2008
-------------------------------------------------------------------------------------------------------------------------
American Century Government Income Trust
-------------------------------------------------------------------------------------------------------------------------
  American Century Inflation Adjusted Bond Fund -- Advisor Class         $10.00            $9.43           197       2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value Fund -- Investor A                               $10.00            $6.57            --       2008
-------------------------------------------------------------------------------------------------------------------------
Calamos Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Calamos Growth Fund -- Class A                                         $10.00            $5.11            --       2008
-------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Cohen & Steers Global Realty Shares -- Class A                         $10.00            $5.69            --       2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Acorn Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Acorn Fund -- Class A                                         $10.00            $6.18            --       2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico 21st Century Fund -- Class A                          $10.00            $5.90            --       2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund -- Class A           $10.00            $5.10           431       2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Mid Cap Value Fund -- Class A                                 $10.00            $5.98            82       2008
-------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Davis New York Venture Fund -- Class A                                 $10.00            $6.14           199       2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Mutual Funds Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Floating-Rate Fund -- Class A                              $10.00            $7.02            68       2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Special Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Large-Cap Value Fund -- Class A                            $10.00            $6.57           186       2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Equity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Enhanced S&P 500 Fund -- Class A                             $10.00            $6.72           145       2008
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Intrinsic Value Fund -- Class A                              $10.00            $6.50            --       2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Money Market Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Treasury Money Market Fund -- Class A                        $10.00            $9.94            --       2008
-------------------------------------------------------------------------------------------------------------------------
Federated Equity Funds
-------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund -- Class A                                     $10.00            $6.26            --       2008
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation   Accumulation
                                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series I
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                         $10.00            $ 6.84          826
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                                    $10.00            $ 5.61           --
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                          $10.00            $ 4.22           --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series II
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                       $10.00            $ 6.17           79
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                                     $10.00            $ 6.41           --
--------------------------------------------------------------------------------------------------------------------------------
Franklin Value Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                          $10.00            $ 6.37           --
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Fund Allocator Series
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton Founding Funds Allocation Fund -- Class A                      $10.00            $ 6.47          835
--------------------------------------------------------------------------------------------------------------------------------
GE Funds
--------------------------------------------------------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)          $10.00            $ 7.01           --
--------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Series
--------------------------------------------------------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                               $10.00            $ 5.26           --
--------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                              $10.00            $ 5.74          213
--------------------------------------------------------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                                  $10.00            $ 4.07          126
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Trust II
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                                 $10.00            $ 7.29          786
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                                $10.00            $10.14          185
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                               $10.00            $ 5.97           --
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Value Trust, Inc. -- Financial Intermediary Class                      $10.00            $ 5.46           --
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                            $10.00            $ 6.73           --
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                        $10.00            $ 7.82           --
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                         $10.00            $ 6.32           --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                                  $10.00            $ 5.47           --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                                $10.00            $ 6.16          237
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                                 $10.00            $ 6.33           --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund -- Class A                                           $10.00            $ 6.24           80
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Funds
--------------------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield Fund -- Class A                                                  $10.00            $ 7.43           67
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
Fidelity Advisor Series I
----------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                   2008
----------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                              2008
----------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                    2008
----------------------------------------------------------------------------------
Fidelity Advisor Series II
----------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                 2008
----------------------------------------------------------------------------------
Fidelity Contrafund
----------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                               2008
----------------------------------------------------------------------------------
Franklin Value Investors Trust
----------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                    2008
----------------------------------------------------------------------------------
Franklin Templeton Fund Allocator Series
----------------------------------------------------------------------------------
  Franklin Templeton Founding Funds Allocation Fund -- Class A                2008
----------------------------------------------------------------------------------
GE Funds
----------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)    2008
----------------------------------------------------------------------------------
Janus Adviser Series
----------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                         2008
----------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
----------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                        2008
----------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
----------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                            2008
----------------------------------------------------------------------------------
JPMorgan Trust II
----------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                           2008
----------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                          2008
----------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
----------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                         2008
----------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
----------------------------------------------------------------------------------
  Legg Mason Value Trust, Inc. -- Financial Intermediary Class                2008
----------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
----------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                      2008
----------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
----------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                  2008
----------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
----------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                   2008
----------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
----------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                            2008
----------------------------------------------------------------------------------
Oppenheimer Global Fund
----------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                          2008
----------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                           2008
----------------------------------------------------------------------------------
Oppenheimer Main Street Funds, Inc.
----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund -- Class A                                     2008
----------------------------------------------------------------------------------
PIMCO Funds
----------------------------------------------------------------------------------
  PIMCO High Yield Fund -- Class A                                            2008
----------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
  PIMCO Long Term U.S. Government Fund -- Class A                    $10.00            $11.11           42       2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Fund -- Class A                                 $10.00            $ 9.57          248       2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Total Return Fund -- Class A                                 $10.00            $10.02          189       2008
---------------------------------------------------------------------------------------------------------------------
Putnam Investment Funds
---------------------------------------------------------------------------------------------------------------------
  Putnam International Capital Opportunities Fund -- Class A         $10.00            $ 5.19           --       2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Fund
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Fund -- Advisor Class                  $10.00            $ 7.12           --       2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital Appreciation Fund
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Capital Appreciation Fund -- Advisor Class           $10.00            $ 6.69           --       2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Fund -- Advisor Class                   $10.00            $ 5.97          201       2008
---------------------------------------------------------------------------------------------------------------------
Thornburg Investment Trust
---------------------------------------------------------------------------------------------------------------------
  Thornburg Core Growth Fund -- Class A                              $10.00            $ 5.68           --       2008
---------------------------------------------------------------------------------------------------------------------
  Thornburg International Value Fund -- Class A                      $10.00            $ 6.14           --       2008
---------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Fund
---------------------------------------------------------------------------------------------------------------------
  Van Kampen Comstock Fund -- Class A                                $10.00            $ 6.81           --       2008
---------------------------------------------------------------------------------------------------------------------

         IRA 2008 Annuity L Share -- Lifetime Income Plus 2008 Elected



                                                                                                        Number of
                                                                      Accumulation      Accumulation   Accumulation
                                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                                        Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM Charter Fund -- Class A                                            $10.00            $7.17              --     2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Cap Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class A                $10.00            $5.91              70     2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Trust
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Fund -- Class A                  $10.00            $4.81          31,495     2008
-------------------------------------------------------------------------------------------------------------------------
The AllianceBernstein Portfolios
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Wealth Appreciation Strategy -- Class A              $10.00            $6.91           4,374     2008
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy -- Class A                  $10.00            $5.90              --     2008
-------------------------------------------------------------------------------------------------------------------------
Allianz Funds
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ International Value Fund -- Class A                        $10.00            $5.37          28,515     2008
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ Large-Cap Value Fund -- Class A                            $10.00            $6.13          21,219     2008
-------------------------------------------------------------------------------------------------------------------------
American Century Capital Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  American Century Equity Income Fund -- A Class                         $10.00            $8.17             945     2008
-------------------------------------------------------------------------------------------------------------------------
American Century Government Income Trust
-------------------------------------------------------------------------------------------------------------------------
  American Century Inflation Adjusted Bond Fund -- Advisor Class         $10.00            $9.44          21,562     2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value Fund -- Investor A                               $10.00            $6.57              --     2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation Fund Investor A                            $10.00            $7.76         147,132     2008
-------------------------------------------------------------------------------------------------------------------------
Calamos Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Calamos Growth Fund -- Class A                                         $10.00            $5.11           3,897     2008
-------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Cohen & Steers Global Realty Shares -- Class A                         $10.00            $5.69           1,215     2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Acorn Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Acorn Fund -- Class A                                         $10.00            $6.18           3,030     2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund -- Class A           $10.00            $5.10          55,166     2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Mid Cap Value Fund -- Class A                                 $10.00            $5.98           9,738     2008
-------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Davis New York Venture Fund -- Class A                                 $10.00            $6.14          37,416     2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Mutual Funds Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Floating-Rate Fund -- Class A                              $10.00            $7.02           7,877     2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Special Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Large-Cap Value Fund -- Class A                            $10.00            $6.57          27,075     2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Equity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Enhanced S&P 500 Fund -- Class A                             $10.00            $6.72          21,686     2008
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Intrinsic Value Fund -- Class A                              $10.00            $6.50              --     2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Money Market Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Treasury Money Market Fund -- Class A                        $10.00            $9.94         136,985     2008
-------------------------------------------------------------------------------------------------------------------------
Federated Equity Funds
-------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund -- Class A                                     $10.00            $6.27             249     2008
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation   Accumulation
                                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series I
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                         $10.00            $ 6.84          4,133
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                                    $10.00            $ 5.61             --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series II
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                       $10.00            $ 6.17          8,461
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                                     $10.00            $ 6.41          5,689
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Value Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                          $10.00            $ 6.37          5,220
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Fund Allocator Series
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton Founding Funds Allocation Fund -- Class A                      $10.00            $ 6.47         25,192
--------------------------------------------------------------------------------------------------------------------------------
GE Funds
--------------------------------------------------------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)          $10.00            $ 7.01         92,050
--------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                              $10.00            $ 5.74         27,704
--------------------------------------------------------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                                  $10.00            $ 4.07         24,507
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Trust II
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                                 $10.00            $ 7.30          3,899
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                                $10.00            $10.14         24,454
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                               $10.00            $ 5.97             --
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Value Trust, Inc. -- Financial Intermediary Class                      $10.00            $ 5.46             --
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                            $10.00            $ 6.73          3,886
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                        $10.00            $ 7.83            802
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                         $10.00            $ 6.32          7,317
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                                  $10.00            $ 5.47             --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                                $10.00            $ 6.17         40,074
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                                 $10.00            $ 6.33             --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund -- Class A                                           $10.00            $ 6.24          8,166
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Funds
--------------------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield Fund -- Class A                                                  $10.00            $ 7.43          7,860
--------------------------------------------------------------------------------------------------------------------------------
  PIMCO Long Term U.S. Government Fund -- Class A                                   $10.00            $11.11          6,288
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
Fidelity Advisor Series I
----------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                   2008
----------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                              2008
----------------------------------------------------------------------------------
Fidelity Advisor Series II
----------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                 2008
----------------------------------------------------------------------------------
Fidelity Contrafund
----------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                               2008
----------------------------------------------------------------------------------
Franklin Templeton Value Investors Trust
----------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                    2008
----------------------------------------------------------------------------------
Franklin Templeton Fund Allocator Series
----------------------------------------------------------------------------------
  Franklin Templeton Founding Funds Allocation Fund -- Class A                2008
----------------------------------------------------------------------------------
GE Funds
----------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)    2008
----------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
----------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                        2008
----------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
----------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                            2008
----------------------------------------------------------------------------------
JPMorgan Trust II
----------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                           2008
----------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                          2008
----------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
----------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                         2008
----------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
----------------------------------------------------------------------------------
  Legg Mason Value Trust, Inc. -- Financial Intermediary Class                2008
----------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
----------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                      2008
----------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
----------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                  2008
----------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
----------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                   2008
----------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
----------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                            2008
----------------------------------------------------------------------------------
Oppenheimer Global Fund
----------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                          2008
----------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                           2008
----------------------------------------------------------------------------------
Oppenheimer Main Street Funds, Inc.
----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund -- Class A                                     2008
----------------------------------------------------------------------------------
PIMCO Funds
----------------------------------------------------------------------------------
  PIMCO High Yield Fund -- Class A                                            2008
----------------------------------------------------------------------------------
  PIMCO Long Term U.S. Government Fund -- Class A                             2008
----------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Fund -- Class A                                 $10.00            $ 9.57         31,850     2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Total Return Fund -- Class A                                 $10.00            $10.03         48,670     2008
---------------------------------------------------------------------------------------------------------------------
Putnam Investment Funds
---------------------------------------------------------------------------------------------------------------------
  Putnam International Capital Opportunities Fund -- Class A         $10.00            $ 5.19            196     2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Fund
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Fund -- Advisor Class                  $10.00            $ 7.12         16,740     2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital Appreciation Fund
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Capital Appreciation Fund -- Advisor Class           $10.00            $ 6.69            233     2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Fund -- Advisor Class                   $10.00            $ 5.97         31,488     2008
---------------------------------------------------------------------------------------------------------------------
Thornburg Investment Trust
---------------------------------------------------------------------------------------------------------------------
  Thornburg Core Growth Fund -- Class A                              $10.00            $ 5.68             --     2008
---------------------------------------------------------------------------------------------------------------------
  Thornburg International Value Fund -- Class A                      $10.00            $ 6.14            417     2008
---------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Fund
---------------------------------------------------------------------------------------------------------------------
  Van Kampen Comstock Fund -- Share Class A                          $10.00            $ 6.81          2,091     2008
---------------------------------------------------------------------------------------------------------------------

    IRA 2008 Annuity L Share -- Lifetime Income Plus 2008 Elected and Joint
                               Annuitant Elected



                                                                                                        Number of
                                                                      Accumulation      Accumulation   Accumulation
                                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                                        Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM Charter Fund -- Class A                                            $10.00            $7.17              --     2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Cap Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class A                $10.00            $5.91              --     2008
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Trust
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Fund -- Class A                  $10.00            $4.81           4,954     2008
-------------------------------------------------------------------------------------------------------------------------
The AllianceBernstein Portfolios
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Wealth Appreciation Strategy -- Class A              $10.00            $6.91             766     2008
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy -- Class A                  $10.00            $5.89           2,023     2008
-------------------------------------------------------------------------------------------------------------------------
Allianz Funds
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ International Value Fund -- Class A                        $10.00            $5.37           5,112     2008
-------------------------------------------------------------------------------------------------------------------------
  Allianz NFJ Large-Cap Value Fund -- Class A                            $10.00            $6.13           3,906     2008
-------------------------------------------------------------------------------------------------------------------------
American Century Capital Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  American Century Equity Income Fund -- A Class                         $10.00            $8.17              48     2008
-------------------------------------------------------------------------------------------------------------------------
American Century Government Income Trust
-------------------------------------------------------------------------------------------------------------------------
  American Century Inflation Adjusted Bond Fund -- Advisor Class         $10.00            $9.43           4,570     2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value Fund -- Investor A                               $10.00            $6.57              --     2008
-------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation Fund Investor A                            $10.00            $7.76          14,217     2008
-------------------------------------------------------------------------------------------------------------------------
Calamos Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Calamos Growth Fund -- Class A                                         $10.00            $5.11             369     2008
-------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Cohen & Steers Global Realty Shares -- Class A                         $10.00            $5.69           1,921     2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Acorn Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Acorn Fund -- Class A                                         $10.00            $6.18          13,574     2008
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Series Trust
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico 21st Century Fund -- Class A                          $10.00            $5.90             740     2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund -- Class A           $10.00            $5.10           9,968     2008
-------------------------------------------------------------------------------------------------------------------------
  Columbia Mid Cap Value Fund -- Class A                                 $10.00            $5.98           1,705     2008
-------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Davis New York Venture Fund -- Class A                                 $10.00            $6.14           7,115     2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Mutual Funds Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Floating-Rate Fund -- Class A                              $10.00            $7.02           1,532     2008
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Special Investment Trust
-------------------------------------------------------------------------------------------------------------------------
  Eaton Vance Large-Cap Value Fund -- Class A                            $10.00            $6.57           4,477     2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Equity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Enhanced S&P 500 Fund -- Class A                             $10.00            $6.72           3,546     2008
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Intrinsic Value Fund -- Class A                              $10.00            $6.50              --     2008
-------------------------------------------------------------------------------------------------------------------------
Evergreen Money Market Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen Treasury Money Market Fund -- Class A                        $10.00            $9.94          16,138     2008
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation   Accumulation
                                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
Federated Equity Funds
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund -- Class A                                                $10.00            $ 6.26             --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series I
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                         $10.00            $ 6.84          8,467
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                                    $10.00            $ 5.61             --
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                          $10.00            $ 4.22          2,288
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Series II
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                       $10.00            $ 6.17          1,636
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund
--------------------------------------------------------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                                     $10.00            $ 6.41         14,989
--------------------------------------------------------------------------------------------------------------------------------
Franklin Value Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                          $10.00            $ 6.37          7,793
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Fund Allocator Series
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton Founding Funds Allocation Fund -- Class A                      $10.00            $ 6.47          7,274
--------------------------------------------------------------------------------------------------------------------------------
GE Funds
--------------------------------------------------------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)          $10.00            $ 7.01         82,679
--------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Series
--------------------------------------------------------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                               $10.00            $ 5.26            361
--------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                              $10.00            $ 5.74          5,575
--------------------------------------------------------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                                  $10.00            $ 4.07          8,327
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Trust II
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                                 $10.00            $ 7.29            630
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                                $10.00            $10.14          5,752
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                               $10.00            $ 5.97             --
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Value Trust, Inc. -- Financial Intermediary Class                      $10.00            $ 5.46             --
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                            $10.00            $ 6.73             --
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                        $10.00            $ 7.82             --
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                         $10.00            $ 6.32             --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                                  $10.00            $ 5.47             --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                                $10.00            $ 6.16         51,950
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                                 $10.00            $ 6.33             --
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
Federated Equity Funds
----------------------------------------------------------------------------------
  Federated Kaufmann Fund -- Class A                                          2008
----------------------------------------------------------------------------------
Fidelity Advisor Series I
----------------------------------------------------------------------------------
  Fidelity Advisor Balanced Fund -- Class A                                   2008
----------------------------------------------------------------------------------
  Fidelity Advisor Equity Growth Fund -- Class A                              2008
----------------------------------------------------------------------------------
  Fidelity Advisor Leveraged Company Stock Fund -- Class A                    2008
----------------------------------------------------------------------------------
Fidelity Advisor Series II
----------------------------------------------------------------------------------
  Fidelity Advisor Mid Cap II Fund -- Class A                                 2008
----------------------------------------------------------------------------------
Fidelity Contrafund
----------------------------------------------------------------------------------
  Fidelity Advisor New Insights Fund -- Class A                               2008
----------------------------------------------------------------------------------
Franklin Value Investors Trust
----------------------------------------------------------------------------------
  Franklin Small Cap Value Fund -- Class A                                    2008
----------------------------------------------------------------------------------
Franklin Templeton Fund Allocator Series
----------------------------------------------------------------------------------
  Franklin Templeton Founding Funds Allocation Fund -- Class A                2008
----------------------------------------------------------------------------------
GE Funds
----------------------------------------------------------------------------------
  GE Total Return Fund -- Class A (formerly, GE Strategic Investment Fund)    2008
----------------------------------------------------------------------------------
Janus Adviser Series
----------------------------------------------------------------------------------
  Janus Adviser Forty Fund -- Class A                                         2008
----------------------------------------------------------------------------------
Jennison 20/20 Focus Fund
----------------------------------------------------------------------------------
  Jennison 20/20 Focus Fund -- Class A                                        2008
----------------------------------------------------------------------------------
Jennison Natural Resources Fund, Inc.
----------------------------------------------------------------------------------
  Jennison Natural Resources Fund, Inc. -- Class A                            2008
----------------------------------------------------------------------------------
JPMorgan Trust II
----------------------------------------------------------------------------------
  JPMorgan Investor Growth & Income Fund -- Class A                           2008
----------------------------------------------------------------------------------
  JPMorgan Core Bond Fund -- Class A                                          2008
----------------------------------------------------------------------------------
Legg Mason Partners Aggressive Growth Fund, Inc.
----------------------------------------------------------------------------------
  Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial
   Intermediary Class                                                         2008
----------------------------------------------------------------------------------
Legg Mason Value Trust, Inc.
----------------------------------------------------------------------------------
  Legg Mason Value Trust, Inc. -- Financial Intermediary Class                2008
----------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc.
----------------------------------------------------------------------------------
  Lord Abbett Affiliated Fund -- Class A                                      2008
----------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund, Inc.
----------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Fund -- Class A                                  2008
----------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Fund, Inc.
----------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Fund -- Class A                                   2008
----------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
----------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund -- Class A                            2008
----------------------------------------------------------------------------------
Oppenheimer Global Fund
----------------------------------------------------------------------------------
  Oppenheimer Global Fund -- Class A                                          2008
----------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund -- Class A                           2008
----------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund -- Class A                            $10.00            $ 6.24          1,664     2008
---------------------------------------------------------------------------------------------------------------------
PIMCO Funds
---------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield Fund -- Class A                                   $10.00            $ 7.43          1,535     2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Long Term U.S. Government Fund -- Class A                    $10.00            $11.11          1,627     2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Low Duration Fund -- Class A                                 $10.00            $ 9.57          7,475     2008
---------------------------------------------------------------------------------------------------------------------
  PIMCO Total Return Fund -- Class A                                 $10.00            $10.02         23,279     2008
---------------------------------------------------------------------------------------------------------------------
Putnam Investment Funds
---------------------------------------------------------------------------------------------------------------------
  Putnam International Capital Opportunities Fund -- Class A         $10.00            $ 5.19             --     2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Fund
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Fund -- Advisor Class                  $10.00            $ 7.12         11,536     2008
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Fund -- Advisor Class                   $10.00            $ 5.97          4,900     2008
---------------------------------------------------------------------------------------------------------------------
Thornburg Investment Trust
---------------------------------------------------------------------------------------------------------------------
  Thornburg Core Growth Fund -- Class A                              $10.00            $ 5.68            335     2008
---------------------------------------------------------------------------------------------------------------------
  Thornburg International Value Fund -- Class A                      $10.00            $ 6.14          7,008     2008
---------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Fund
---------------------------------------------------------------------------------------------------------------------
  Van Kampen Comstock Fund -- Class A                                $10.00            $ 6.81            860     2008
---------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


The Company................................................................ B-3

The Separate Account....................................................... B-3

The Contracts.............................................................. B-4
   Transfer of Annuity Units............................................... B-4
   Net Investment Factor................................................... B-4

Calculation of Performance Data............................................ B-4
   Subaccount Investing in Evergreen Treasury Money Market Fund -- Class A. B-4
   Other Subaccounts....................................................... B-5
   Other Performance Data.................................................. B-6

Tax Matters................................................................ B-6
   Taxation of Genworth Life and Annuity Insurance Company................. B-6

General Provisions......................................................... B-6
   Using the Contracts as Collateral....................................... B-6
   The Beneficiary......................................................... B-7
   Non-Participating....................................................... B-7
   Misstatement of Age or Gender........................................... B-7
   Incontestability........................................................ B-7
   Statement of Values..................................................... B-7
   Trust as Owner or Beneficiary........................................... B-7
   Written Notice.......................................................... B-7

Legal Developments Regarding Employment-Related Benefit Plans.............. B-7

Regulation of Genworth Life and Annuity Insurance Company.................. B-7

Experts.................................................................... B-7

Financial Statements....................................................... B-7


 Genworth Life and Annuity Insurance Company 6610 West Broad Street Richmond,
                                Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1165 4/05 (Retire Ready/SM/ IRA Annuity) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
         Flexible Purchase Payment Variable Deferred Annuity Contracts

                                Form P1165 4/05

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 4
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2009, for the flexible purchase payment variable deferred annuity contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 4. The terms used in the current prospectus for the flexible purchase payment variable deferred annuity contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2009.

TABLE OF CONTENTS


The Company.................................................................... B-3

The Separate Account........................................................... B-3

The Contracts.................................................................. B-4
   Transfer of Annuity Units................................................... B-4
   Net Investment Factor....................................................... B-4

Calculation of Performance Data................................................ B-4
   Subaccount Investing in the Evergreen Treasury Money Market Fund -- Class A. B-4
   Other Subaccounts........................................................... B-5
   Other Performance Data...................................................... B-6

Tax Matters.................................................................... B-6
   Taxation of Genworth Life and Annuity Insurance Company..................... B-6

General Provisions............................................................. B-6
   Using the Contracts as Collateral........................................... B-6
   The Beneficiary............................................................. B-7
   Non-Participating........................................................... B-7
   Misstatement of Age or Gender............................................... B-7
   Incontestability............................................................ B-7
   Statement of Values......................................................... B-7
   Trust as Owner or Beneficiary............................................... B-7
   Written Notice.............................................................. B-7

Legal Developments Regarding Employment-Related Benefit Plans.................. B-7

Regulation of Genworth Life and Annuity Insurance Company...................... B-7

Experts........................................................................ B-7

Financial Statements........................................................... B-7

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.


On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity. For periods beginning after December 31, 2006, AML was not in our consolidated financial statements.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management, and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers term and universal life insurance, and Medicare supplement insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We discontinued offering variable life on and after May 1, 2008. Institutional products include funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs").


We also have Corporate and Other activities, which include income and expenses not allocated to the segments.

We do business in the District of Columbia and all states, except New York.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by
(c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is the daily factor for the Valuation Period representing the asset charge deducted from the Subaccount adjusted for the number of days in the Valuation Period.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing In the Evergreen Treasury Money Market Fund -- Class A

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Evergreen Treasury Money Market Fund -- Class A for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Evergreen Treasury Money Market Fund -- Class A at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.50% (for the L Share option) or 1.20% (for the B Share option) of the hypothetical investment in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account), and the Joint Annuitant charge (deducted daily at an effective annual rate of 0.05% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Evergreen Treasury Money Market Fund -- Class A determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Evergreen Treasury Money Market Fund -- Class A will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Evergreen Treasury Money Market Fund -- Class A actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Evergreen Treasury Money Market Fund -- Class A, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Evergreen Treasury Money Market Fund -- Class A will be lower than the yield for Evergreen Treasury Money Market Fund -- Class A.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.


Evergreen Money Market Trust -- Evergreen Treasury Money Market Fund -- Class A

B Share



Current Yield:    -0.75% as of December 31, 2008
Effective Yield:  -0.75% as of December 31, 2008



L Share



Current Yield:    -1.06% as of December 31, 2008
Effective Yield:  -1.05% as of December 31, 2008


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, the mortality and expense risk charge and the Joint Annuitant charge).

   (2) The annual contract charge is $30 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is $40,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for all available optional riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

General Provisions

Using the Contracts as Collateral

A Qualified Contract generally may not be sold, assigned, transferred, discounted, pledged or otherwise transferred.

We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity or tax consequences of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. Assigning a contract as collateral will have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. It does not share in our profits or surplus. No dividends are payable.

Misstatement of Age or Gender

If any person's age or gender is misstated, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender. If any overpayments have been made, future payments will be adjusted. Any underpayments will be paid in full.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts


The consolidated financial statements and financial statement schedules of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2008 and 2007, and for each of the years in the three-year period ended December 31, 2008, and the financial statements of the Separate Account as of December 31, 2008, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


Financial Statements


The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                              FINANCIAL STATEMENTS

                          YEAR ENDED DECEMBER 31, 2008

      (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                                Table of Contents

                                December 31, 2008

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report                       F-1
Statements of Assets and Liabilities                                         F-3
Statements of Operations                                                    F-10
Statements of Changes in Net Assets                                         F-20
Notes to Financial Statements                                               F-30

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 4 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

     We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 4 (the Account) (comprising the AIM Equity Funds -- AIM Charter Fund -- Class A; AllianceBernstein Cap Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class A; The AllianceBernstein Portfolios -- AllianceBernstein Balanced Wealth Strategy -- Class A, AllianceBernstein Wealth Appreciation Strategy -- Class A; AllianceBernstein Trust -- AllianceBernstein International Value Fund -- Class A; Allianz Funds -- Allianz NFJ International Value Fund -- Class A, Allianz NFJ Large-Cap Value Fund -- Class A; America Century Capital Portfolios, Inc. -- American Century Equity Income Fund -- A Class; American Century Government Income Trust -- American Century Inflation-Adjusted Bond Fund -- Advisor Class; BlackRock Basic Value Fund, Inc. -- BlackRock Basic Value Fund -- Investor A; BlackRock Global Allocation Fund, Inc. -- BlackRock Global Allocation Fund -- Investor A; Calamos Investment Trust -- Calamos Growth Fund -- Class A; Cohen & Steers Global Realty Shares, Inc. -- Cohen & Steers Global Realty Shares -- Class A; Columbia Acorn Trust -- Colombia Acorn Fund -- Class A; Colombia Funds Series Trust -- Colombia Marsico 21st Century Fund -- Class A, Colombia Marsico International Opportunities Fund -- Class A, Colombia Mid Cap Value Fund -- Class A; Davis New York Venture Fund, Inc. -- Davis New York Venture Fund -- Class A; Eaton Vance Mutual Funds Trust -- Eaton Vance Floating-Rate Fund -- Class A; Eaton Vance Special Investment Trust -- Eaton Vance Large-Cap Value Fund -- Class A; Evergreen Equity Trust -- Evergreen Enhanced S&P 500 Fund -- Class A, Evergreen Intrinsic Value Fund -- Class A; Evergreen Money Market Trust -- Evergreen Treasury Money Market Fund -- Class A; Federated Equity Funds -- Federated Kaufmann Fund -- Class A; Fidelity Advisor Series I -- Fidelity Advisor Balanced Fund -- Class A, Fidelity Advisor Leveraged Company Stock Fund -- Class A; Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II Fund -- Class A; Fidelity Contrafund -- Fidelity Advisor New Insights Fund -- Class A; Franklin Templeton Fund Allocator Series -- Franklin Templeton Founding Funds Allocation Fund -- Class A; Franklin Value Investors Fund -- Franklin Small Cap Value Fund -- Class A; GE Funds -- GE Strategic Investment Fund -- Class A; Janus Advisor Series -- Janus Advisor Forty Fund -- Class A; Jennison 20/20 Focus Fund - Jennison 20/20 Focus Fund -- Class A; Jennison Natural Resources Fund, Inc. -- Jennison Natural Resources Fund, Inc. -- Class A; JPMorgan Trust II -- JP Morgan Core Bond Fund -- Class A, JP Morgan Investor Growth & Income Fund -- Class A; Legg Mason Value Trust, Inc. -- Legg Mason Value Trust, Inc. -- Financial Intermediary Class; Lord Abbott Affiliated Fund, Inc. -- Lord Abbott Affiliated Fund -- Class A; Lord Abbott Bond-Debenture Fund -- Lord Abbott Bond-Debenture Fund -- Class A; Lord Abbott Mid-Cap Value Fund, Inc. -- Lord Abbott Mid-Cap Value Fund -- Class A; Oppenheimer Capital Appreciation Fund -- Oppenheimer Capital Appreciation Fund -- Class A; Oppenheimer Global Fund -- Oppenheimer Global Fund -- Class A; Oppenheimer Main Street Funds, Inc. -- Oppenheimer Main Street Fund -- Class A; Oppenheimer Main Street Small Cap Fund -- Oppenheimer Main Street Small Cap Fund -- Class A; PIMCO Funds -- PIMCO High Yield Fund -- Class A, PIMCO Long Term U.S. Government Fund -- Class A, PIMCO Low Duration Fund -- Class A, PIMCO Total Return Fund -- Class A; Putnam Investment Funds -- Putnam International Capital Opportunities Fund -- Class A; T. Rowe Price Capital Appreciation Fund -- T. Rowe Price Capital Appreciation Fund -- Advisor Class; T. Rowe Price Equity Income Fund -- T. Rowe Price Equity Income Fund -- Advisor Class; T. Rowe Price Growth Stock Fund, Inc. -- T. Rowe Price Growth Stock Fund -- Advisor Class; Thornburg Investment Trust -- Thornburg Core Growth Fund -- Class A, Thornburg International Value Fund -- Class A; Van Kampen Comstock Fund -- Van Kampen Comstock Fund -- Class A) as of December 31, 2008, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 4 as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
April 3, 2009

                      Statements of Assets and Liabilities

                                December 31, 2008

                                                     AIM EQUITY  ALLIANCEBERNSTEIN
                                                       FUNDS       CAP FUND, INC.     THE ALLIANCEBERNSTEIN PORTFOLIOS
                                                    -----------  -----------------  ------------------------------------
                                                                 ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                                     SMALL CAP          BALANCED             WEALTH
                                                    AIM CHARTER       GROWTH            WEALTH            APPRECIATION
                                      CONSOLIDATED    FUND --       PORTFOLIO --       STRATEGY --        STRATEGY --
                                          TOTAL       CLASS A         CLASS A           CLASS A              CLASS A
                                      ----------------------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $32,066,826     7,579           10,328            143,987            22,194
Dividend receivable                         25,351        --               --                 --                --
                                      ----------------------------------------------------------------------------------
      Total assets                      32,092,177     7,579           10,328            143,987            22,194
                                      ----------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       1,330        --               --                  6                 1
Payable for units withdrawn                  6,417        --                1                 --                 1
                                      ----------------------------------------------------------------------------------
      Total liabilities                      7,747        --                1                  6                 2
                                      ----------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    32,084,430     7,579           10,327            143,981            22,192
                                      ----------------------------------------------------------------------------------
Net assets                             $32,084,430     7,579           10,327            143,981            22,192
                                      ==================================================================================
Investments in securities at cost      $35,733,565     8,856           15,523            168,376            30,862
                                      ==================================================================================
Shares outstanding                                       653              610             16,704             2,693
                                                    ====================================================================

                                      ALLIANCEBERNSTEIN
                                            TRUST               ALLIANZ FUNDS
                                      -----------------  --------------------------
                                      ALLIANCEBERNSTEIN   ALLIANZ NFJ   ALLIANZ NFJ
                                        INTERNATIONAL    INTERNATIONAL   LARGE-CAP
                                            VALUE            VALUE         VALUE
                                           FUND --          FUND --        FUND --
                                           CLASS A          CLASS A       CLASS A
                                      ---------------------------------------------
ASSETS:
Investments at fair value (note 2b)        552,719          674,026       526,100
Dividend receivable                             --               --            --
                                      ---------------------------------------------
      Total assets                         552,719          674,026       526,100
                                      ---------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                          23               28            21
Payable for units withdrawn                    345              419           273
                                      ---------------------------------------------
      Total liabilities                        368              447           294
                                      ---------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period       552,351          673,579       525,806
                                      ---------------------------------------------
Net assets                                 552,351          673,579       525,806
                                      =============================================
Investments in securities at cost          660,688          795,526       598,010
                                      =============================================
Shares outstanding                          53,662           48,984        47,057
                                      =============================================

                 See accompanying notes to financial statements

                                          AMERICAN        AMERICAN                  BLACKROCK
                                          CENTURY          CENTURY      BLACKROCK     GLOBAL      CALAMOS
                                          CAPITAL        GOVERNMENT    BASIC VALUE  ALLOCATION  INVESTMENT
                                      PORTFOLIOS, INC.  INCOME TRUST    FUND, INC.  FUND, INC.     TRUST
                                      ----------------  -------------  -----------  ----------  ----------
                                                          AMERICAN
                                          AMERICAN         CENTURY
                                           CENTURY       INFLATION-                 BLACKROCK
                                           EQUITY         ADJUSTED      BLACKROCK     GLOBAL     CALAMOS
                                           INCOME           BOND       BASIC VALUE  ALLOCATION    GROWTH
                                           FUND --          FUND --      FUND --      FUND --     FUND --
                                           A CLASS      ADVISOR CLASS   INVESTOR A  INVESTOR A    CLASS A
                                      --------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)        $64,947        1,009,845       36,880     3,320,391    163,352
Dividend receivable                            163               --           --            --         --
                                      --------------------------------------------------------------------
      Total assets                          65,110        1,009,845       36,880     3,320,391    163,352
                                      --------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                           3               42            1           141          6
Payable for units withdrawn                      2              153            1            --          1
                                      --------------------------------------------------------------------
      Total liabilities                          5              195            2           141          7
                                      --------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period        65,105        1,009,650       36,878     3,320,250    163,345
                                      --------------------------------------------------------------------
Net assets                                 $65,105        1,009,650       36,878     3,320,250    163,345
                                      ====================================================================
Investments in securities at cost          $69,508        1,017,208       39,740     3,687,607    205,845
                                      ====================================================================
Shares outstanding                          10,789           95,902        2,053       221,803      5,602
                                      ====================================================================

                                                                  COLUMBIA
                                      COHEN & STEERS  COLUMBIA      FUNDS
                                      GLOBAL REALTY     ACORN      SERIES
                                       SHARES, INC.     TRUST       TRUST
                                      --------------  --------  ------------


                                                                  COLUMBIA
                                      COHEN & STEERS  COLUMBIA     MARSICO
                                      GLOBAL REALTY     ACORN   21ST CENTURY
                                         SHARES --     FUND --     FUND --
                                         CLASS A       CLASS A    CLASS A
                                      --------------------------------------
ASSETS:
Investments at fair value (note 2b)       107,143      283,698     52,015
Dividend receivable                            --           --         --
                                      --------------------------------------
      Total assets                        107,143      283,698     52,015
                                      --------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                          4           12          2
Payable for units withdrawn                     2            1          3
                                      --------------------------------------
      Total liabilities                         6           13          5
                                      --------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      107,137      283,685     52,010
                                      --------------------------------------
Net assets                                107,137      283,685     52,010
                                      ======================================
Investments in securities at cost         120,782      356,074     69,862
                                      ======================================
Shares outstanding                          3,844       16,475      5,703
                                      ======================================

                 See accompanying notes to financial statements

                                                                  DAVIS                   EATON VANCE
                                                                NEW YORK    EATON VANCE     SPECIAL
                                       COLUMBIA FUNDS SERIES     VENTURE    MUTUAL FUNDS  INVESTMENT
                                         TRUST (CONTINUED)     FUND, INC.      TRUST         TRUST
                                      -----------------------  ----------  -------------  -----------
                                        COLUMBIA
                                         MARSICO     COLUMBIA     DAVIS                   EATON VANCE
                                      INTERNATIONAL   MID CAP   NEW YORK    EATON VANCE    LARGE-CAP
                                      OPPORTUNITIES    VALUE     VENTURE   FLOATING-RATE     VALUE
                                         FUND --      FUND --    FUND --      FUND --       FUND --
                                         CLASS A      CLASS A    CLASS A      CLASS A       CLASS A
                                      ---------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $1,183,511     240,143   1,106,735     240,929        923,354
Dividend receivable                            --          --          --       1,466             --
                                      ---------------------------------------------------------------
      Total assets                      1,183,511     240,143   1,106,735     242,395        923,354
                                      ---------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         49          10          45          10             37
Payable for units withdrawn                   759         173         329         123            334
                                      ---------------------------------------------------------------
      Total liabilities                       808         183         374         133            371
                                      ---------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    1,182,703     239,960   1,106,361     242,262        922,983
                                      ---------------------------------------------------------------
Net assets                             $1,182,703     239,960   1,106,361     242,262        922,983
                                      ===============================================================
Investments in securities at cost      $1,378,157     278,010   1,317,797     286,033      1,039,900
                                      ===============================================================
Shares outstanding                        150,958      28,453      46,856      37,942         63,504
                                      ===============================================================


                                                              EVERGREEN
                                            EVERGREEN       MONEY MARKET
                                          EQUITY TRUST          TRUST
                                      --------------------  ------------

                                      EVERGREEN  EVERGREEN    EVERGREEN
                                       ENHANCED  INTRINSIC    TREASURY
                                       S&P 500     VALUE    MONEY MARKET
                                       FUND --    FUND --     FUND --
                                       CLASS A    CLASS A     CLASS A
                                      ----------------------------------
ASSETS:
Investments at fair value (note 2b)    539,719     58,198     5,715,156
Dividend receivable                         --         --           159
                                      ----------------------------------
      Total assets                     539,719     58,198     5,715,315
                                      ----------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                      22          2           236
Payable for units withdrawn                286         --             1
                                      ----------------------------------
      Total liabilities                    308          2           237
                                      ----------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period   539,411     58,196     5,715,078
                                      ----------------------------------
Net assets                             539,411     58,196     5,715,078
                                      ==================================
Investments in securities at cost      619,772     61,643     5,715,156
                                      ==================================
Shares outstanding                      53,810      7,994     5,715,156
                                      ==================================

                 See accompanying notes to financial statements


                                                                          FIDELITY
                                        FEDERATED         FIDELITY         ADVISOR     FIDELITY
                                      EQUITY FUNDS    ADVISOR SERIES I    SERIES II   CONTRAFUND
                                      ------------  -------------------  -----------  -----------
                                                               FIDELITY
                                                               ADVISOR
                                                    FIDELITY  LEVERAGED   FIDELITY     FIDELITY
                                       FEDERATED     ADVISOR  COMPANY      ADVISOR      ADVISOR
                                        KAUFMANN    BALANCED   STOCK     MID CAP II  NEW INSIGHTS
                                         FUND --     FUND --   FUND --      FUND --     FUND --
                                        CLASS A      CLASS A   CLASS A     CLASS A      CLASS A
                                      -----------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      $4,916      161,376    70,519     229,875      341,095
Dividend receivable                          --           --        --          --           --
                                      -----------------------------------------------------------
      Total assets                        4,916      161,376    70,519     229,875      341,095
                                      -----------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       --            7         3          10           14
Payable for units withdrawn                   1            2         3         149            2
                                      -----------------------------------------------------------
      Total liabilities                       1            9         6         159           16
                                      -----------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      4,915      161,367    70,513     229,716      341,079
                                      -----------------------------------------------------------
Net assets                               $4,915      161,367    70,513     229,716      341,079
                                      ===========================================================
Investments in securities at cost        $6,001      196,263   102,398     258,669      433,780
                                      ===========================================================
Shares outstanding                        1,366       15,012     4,046      22,318       25,531
                                      ===========================================================

                                                         FRANKLIN
                                          FRANKLIN        VALUE
                                       TEMPLETON FUND   INVESTORS
                                      ALLOCATOR SERIES     FUND       GE FUNDS
                                      ----------------  ---------  ------------
                                          FRANKLIN
                                          TEMPLETON
                                          FOUNDING       FRANKLIN
                                           FUNDS        SMALL CAP  GE STRATEGIC
                                         ALLOCATION       VALUE     INVESTMENT
                                           FUND --       FUND --     FUND --
                                           CLASS A       CLASS A      CLASS A
                                      -----------------------------------------
ASSETS:
Investments at fair value (note 2b)       1,477,375      121,128     2,165,418
Dividend receivable                              --           --            --
                                      -----------------------------------------
      Total assets                        1,477,375      121,128     2,165,418
                                      -----------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                           61            5            93
Payable for units withdrawn                       1            3            --
                                      -----------------------------------------
      Total liabilities                          62            8            93
                                      -----------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      1,477,313      121,120     2,165,325
                                      -----------------------------------------
Net assets                                1,477,313      121,120     2,165,325
                                      =========================================
Investments in securities at cost         1,772,876      158,309     2,728,821
                                      =========================================
Shares outstanding                          188,681        4,506       141,809
                                      =========================================

                 See accompanying notes to financial statements

                                                               JENNISON
                                       JANUS    JENNISON       NATURAL
                                      ADVISER  20/20 FOCUS    RESOURCES
                                      SERIES      FUND        FUND, INC.     JPMORGAN TRUST II
                                      -------  -----------  -------------  --------------------
                                                                                      JP MORGAN
                                       JANUS                  JENNISON                 INVESTOR
                                      ADVISER   JENNISON       NATURAL     JP MORGAN   GROWTH &
                                       FORTY   20/20 FOCUS    RESOURCES    CORE BOND    INCOME
                                      FUND --     FUND --   FUND, INC. --   FUND --    FUND --
                                      CLASS A    CLASS A       CLASS A      CLASS A    CLASS A
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   $14,739    717,264       563,867     1,239,375    58,902
Dividend receivable                        --         --            --         5,333       583
                                      ---------------------------------------------------------
      Total assets                     14,739    717,264       563,867     1,244,708    59,485
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                      1         29            22            51         3
Payable for units withdrawn                 2        325           240           278         1
                                      ---------------------------------------------------------
      Total liabilities                     3        354           262           329         4
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period   14,736    716,910       563,605     1,244,379    59,481
                                      ---------------------------------------------------------
Net assets                            $14,736    716,910       563,605     1,244,379    59,481
                                      =========================================================
Investments in securities at cost     $18,112    842,384       702,930     1,222,682    66,368
                                      =========================================================
Shares outstanding                        665     76,224        21,262       115,938     6,334
                                      =========================================================

                                                                   LORD ABBETT
                                        LEGG MASON    LORD ABBETT     BOND --
                                          VALUE       AFFILIATED    DEBENTURE
                                        TRUST, INC.    FUND, INC.      FUND
                                      --------------  -----------  -----------
                                        LEGG MASON
                                           VALUE                   LORD ABBETT
                                      TRUST, INC. --  LORD ABBETT    BOND --
                                         FINANCIAL     AFFILIATED   DEBENTURE
                                       INTERMEDIARY      FUND --      FUND --
                                           CLASS        CLASS A      CLASS A
                                      ----------------------------------------
ASSETS:
Investments at fair value (note 2b)        6,053         38,046       16,995
Dividend receivable                           --             --           --
                                      ----------------------------------------
      Total assets                         6,053         38,046       16,995
                                      ----------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        --              2            1
Payable for units withdrawn                   --              1            2
                                      ----------------------------------------
      Total liabilities                       --              3            3
                                      ----------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period       6,053         38,043       16,992
                                      ----------------------------------------
Net assets                                 6,053         38,043       16,992
                                      ========================================
Investments in securities at cost          5,852         43,311       18,702
                                      ========================================
Shares outstanding                           207          4,419        2,895
                                      ========================================

                 See accompanying notes to financial statements

                                      LORD ABBETT   OPPENHEIMER                            OPPENHEIMER
                                        MID-CAP       CAPITAL                 OPPENHEIMER  MAIN STREET
                                         VALUE     APPRECIATION  OPPENHEIMER  MAIN STREET   SMALL CAP
                                      FUND, INC.       FUND      GLOBAL FUND  FUNDS, INC.      FUND
                                      -----------  ------------  -----------  -----------  -----------
                                      LORD ABBETT   OPPENHEIMER                            OPPENHEIMER
                                        MID-CAP      CAPITAL     OPPENHEIMER  OPPENHEIMER  MAIN STREET
                                         VALUE     APPRECIATION     GLOBAL    MAIN STREET   SMALL CAP
                                        FUND --        FUND --     FUND --       FUND --     FUND --
                                        CLASS A      CLASS A       CLASS A      CLASS A      CLASS A
                                      ----------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     $77,829       20,902      1,580,260     26,332       250,763
Dividend receivable                          --           --             --         --            --
                                      ----------------------------------------------------------------
      Total assets                       77,829       20,902      1,580,260     26,332       250,763
                                      ----------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        4            1             67          1             9
Payable for units withdrawn                   2           --            469          1           163
                                      ----------------------------------------------------------------
      Total liabilities                       6            1            536          2           172
                                      ----------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     77,823       20,901      1,579,724     26,330       250,591
                                      ----------------------------------------------------------------
Net assets                              $77,823       20,901      1,579,724     26,330       250,591
                                      ================================================================
Investments in securities at cost       $98,451       20,616      1,960,075     26,519       276,121
                                      ================================================================
Shares outstanding                        7,462          752         41,282      1,195        20,656
                                      ================================================================

                                                     PIMCO FUNDS
                                      -----------------------------------------
                                                       PIMCO
                                        PIMCO        LONG TERM         PIMCO
                                      HIGH YIELD  U.S. GOVERNMENT  LOW DURATION
                                        FUND --       FUND --         FUND --
                                       CLASS A        CLASS A         CLASS A
                                      -----------------------------------------
ASSETS:
Investments at fair value (note 2b)     281,858       486,610        1,441,312
Dividend receivable                       2,222         1,354            4,663
                                      -----------------------------------------
      Total assets                      284,080       487,964        1,445,975
                                      -----------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       12            21               60
Payable for units withdrawn                 278            37              580
                                      -----------------------------------------
      Total liabilities                     290            58              640
                                      -----------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    283,790       487,906        1,445,335
                                      -----------------------------------------
Net assets                              283,790       487,906        1,445,335
                                      =========================================
Investments in securities at cost       302,571       439,606        1,460,574
                                      =========================================
Shares outstanding                       42,131        40,823          153,006
                                      =========================================

                 See accompanying notes to financial statements

                                                                   T. ROWE PRICE
                                          PIMCO         PUTNAM        CAPITAL     T. ROWE PRICE  T. ROWE PRICE
                                          FUNDS       INVESTMENT    APPRECIATION  EQUITY INCOME  GROWTH STOCK
                                       (CONTINUED)      FUNDS           FUND          FUND        FUND, INC.
                                      ------------  -------------  -------------  -------------  -------------
                                                       PUTNAM
                                                    INTERNATIONAL  T. ROWE PRICE
                                          PIMCO        CAPITAL        CAPITAL     T. ROWE PRICE  T. ROWE PRICE
                                      TOTAL RETURN  OPPORTUNITIES   APPRECIATION  EQUITY INCOME  GROWTH STOCK
                                         FUND --         FUND --      FUND --        FUND --         FUND --
                                         CLASS A       CLASS A     ADVISOR CLASS  ADVISOR CLASS  ADVISOR CLASS
                                      ------------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $2,255,599       1,831         353,313        159,681        694,620
Dividend receivable                         9,408          --              --             --             --
                                      ------------------------------------------------------------------------
      Total assets                      2,265,007       1,831         353,313        159,681        694,620
                                      ------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         94          --              16              6             28
Payable for units withdrawn                   435           2              --              1            228
                                      ------------------------------------------------------------------------
      Total liabilities                       529           2              16              7            256
                                      ------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    2,264,478       1,829         353,297        159,674        694,364
                                      ------------------------------------------------------------------------
Net assets                             $2,264,478       1,829         353,297        159,674        694,364
                                      ========================================================================
Investments in securities at cost      $2,301,677       1,987         436,544        185,352        815,156
                                      ========================================================================
Shares outstanding                        222,446          94          25,436          9,371         36,329
                                      ========================================================================


                                                                  VAN KAMPEN
                                                                   COMSTOCK
                                      THORNBURG INVESTMENT TRUST     FUND
                                      --------------------------  ----------

                                                     THORNBURG
                                       THORNBURG   INTERNATIONAL  VAN KAMPEN
                                      CORE GROWTH      VALUE       COMSTOCK
                                        FUND --       FUND --       FUND --
                                        CLASS A       CLASS A       CLASS A
                                      --------------------------------------
ASSETS:
Investments at fair value (note 2b)      8,496        108,948       108,580
Dividend receivable                         --             --            --
                                      --------------------------------------
      Total assets                       8,496        108,948       108,580
                                      --------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                      --              4             4
Payable for units withdrawn                  1              2             1
                                      --------------------------------------
      Total liabilities                      1              6             5
                                      --------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     8,495        108,942       108,575
                                      --------------------------------------
Net assets                               8,495        108,942       108,575
                                      ======================================
Investments in securities at cost       13,185        138,933       137,805
                                      ======================================
Shares outstanding                         870          5,722        10,007
                                      ======================================

                 See accompanying notes to financial statements

                            Statements of Operations

                                                                        AIM EQUITY    ALLIANCEBERNSTEIN
                                                                           FUNDS        CAP FUND, INC.
                                                                        -----------   -----------------
                                                                                      ALLIANCEBERNSTEIN
                                                                                          SMALL CAP
                                                                        AIM CHARTER         GROWTH
                                                         CONSOLIDATED     FUND --        PORTFOLIO --
                                                             TOTAL        CLASS A          CLASS A
                                                         ----------------------------------------------
                                                             PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                                         ----------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $   514,517          99               --
   Mortality and expense risk and administrative
      charges (note 4a)                                      132,061          25               63
                                                         ----------------------------------------------
Net investment income (expense)                              382,456          74              (63)
                                                         ----------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (524,941)         (5)             (17)
   Change in unrealized appreciation (depreciation)       (3,666,739)     (1,277)          (5,195)
   Capital gain distributions                                357,313          --               --
                                                         ----------------------------------------------
Net realized and unrealized gain (loss) on investments    (3,834,367)     (1,282)          (5,212)
                                                         ----------------------------------------------
Increase (decrease) in net assets from operations        $(3,451,911)     (1,208)          (5,275)
                                                         ==============================================

                                                                                                 ALLIANCEBERNSTEIN
                                                            THE ALLIANCEBERNSTEIN PORTFOLIOS           TRUST
                                                         -------------------------------------   -----------------
                                                         ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                              BALANCED            WEALTH           INTERNATIONAL
                                                               WEALTH          APPRECIATION            VALUE
                                                              STRATEGY --       STRATEGY --           FUND --
                                                              CLASS A             CLASS A             CLASS A
                                                         ---------------------------------------------------------
                                                                  PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                                         ---------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                                 1,173                174                   --
   Mortality and expense risk and administrative
      charges (note 4a)                                           570                149                2,198
                                                         ---------------------------------------------------------
Net investment income (expense)                                   603                 25               (2,198)
                                                         ---------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                    (1,117)              (499)             (27,247)
   Change in unrealized appreciation (depreciation)           (24,389)            (8,668)            (107,969)
   Capital gain distributions                                   5,918              1,571                   --
                                                         ---------------------------------------------------------
Net realized and unrealized gain (loss) on investments        (19,588)            (7,596)            (135,216)
                                                         ---------------------------------------------------------
Increase (decrease) in net assets from operations             (18,985)            (7,571)            (137,414)
                                                         =========================================================

                 See accompanying notes to financial statements

                                                                                           AMERICAN
                                                                                            CENTURY
                                                                                            CAPITAL
                                                                 ALLIANZ FUNDS         PORTFOLIOS, INC.
                                                         ---------------------------   ----------------
                                                                                           AMERICAN
                                                          ALLIANZ NFJ    ALLIANZ NFJ        CENTURY
                                                         INTERNATIONAL    LARGE-CAP         EQUITY
                                                             VALUE          VALUE           INCOME
                                                            FUND --        FUND --          FUND --
                                                            CLASS A        CLASS A          A CLASS
                                                         ----------------------------------------------
                                                             PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                                         ----------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            $   3,811         3,265             827
   Mortality and expense risk and administrative
      charges (note 4a)                                        2,512         2,063             197
                                                         ----------------------------------------------
Net investment income (expense)                                1,299         1,202             630
                                                         ----------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (28,002)      (15,714)             42
   Change in unrealized appreciation (depreciation)         (121,500)      (71,910)         (4,561)
   Capital gain distributions                                 23,144            --              --
                                                         ----------------------------------------------
Net realized and unrealized gain (loss) on investments      (126,358)      (87,624)         (4,519)
                                                         ----------------------------------------------
Increase (decrease) in net assets from operations          $(125,059)      (86,422)         (3,889)
                                                         ==============================================

                                                            AMERICAN                     BLACKROCK
                                                            CENTURY        BLACKROCK       GLOBAL
                                                           GOVERNMENT     BASIC VALUE    ALLOCATION
                                                          INCOME TRUST     FUND, INC.    FUND, INC.
                                                         -------------    -----------    ----------
                                                            AMERICAN
                                                            CENTURY
                                                           INFLATION-                     BLACKROCK
                                                            ADJUSTED       BLACKROCK       GLOBAL
                                                              BOND        BASIC VALUE    ALLOCATION
                                                            FUND --         FUND --        FUND --
                                                         ADVISOR CLASS     INVESTOR A    INVESTOR A
                                                         ------------------------------------------
                                                           PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                                         ------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                               7,627            577         131,297
   Mortality and expense risk and administrative
      charges (note 4a)                                       3,670             99          15,491
                                                         ------------------------------------------
Net investment income (expense)                               3,957            478         115,806
                                                         ------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (12,321)          (270)        (65,453)
   Change in unrealized appreciation (depreciation)          (7,363)        (2,860)       (367,216)
   Capital gain distributions                                    --             35              --
                                                         ------------------------------------------
Net realized and unrealized gain (loss) on investments      (19,684)        (3,095)       (432,669)
                                                         ------------------------------------------
Increase (decrease) in net assets from operations           (15,727)        (2,617)       (316,863)
                                                         ==========================================

                 See accompanying notes to financial statements

                                                           CALAMOS   COHEN & STEERS   COLUMBIA
                                                         INVESTMENT   GLOBAL REALTY     ACORN
                                                            TRUST     SHARES, INC.      TRUST
                                                         ----------  --------------  -----------


                                                           CALAMOS   COHEN & STEERS    COLUMBIA
                                                           GROWTH     GLOBAL REALTY      ACORN
                                                           FUND --      SHARES --       FUND --
                                                           CLASS A      CLASS A         CLASS A
                                                         ---------------------------------------
                                                         PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                                         ---------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $     --        2,504             --
   Mortality and expense risk and administrative
      charges (note 4a)                                        611          380          1,512
                                                         --------------------------------------
Net investment income (expense)                               (611)       2,124         (1,512)
                                                         --------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (13,110)      (2,459)        (2,967)
   Change in unrealized appreciation (depreciation)        (42,493)     (13,639)       (72,376)
   Capital gain distributions                                   --           --          1,595
                                                         --------------------------------------
Net realized and unrealized gain (loss) on investments     (55,603)     (16,098)       (73,748)
                                                         --------------------------------------
Increase (decrease) in net assets from operations         $(56,214)     (13,974)       (75,260)
                                                         ======================================

                                                                COLUMBIA FUNDS SERIES TRUST
                                                         ---------------------------------------
                                                                          COLUMBIA
                                                           COLUMBIA        MARSICO      COLUMBIA
                                                            MARSICO     INTERNATIONAL    MID CAP
                                                         21ST CENTURY   OPPORTUNITIES    VALUE
                                                            FUND --        FUND --       FUND --
                                                            CLASS A        CLASS A       CLASS A
                                                         ---------------------------------------
                                                         PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                                         ---------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                                 --              --        1,561
   Mortality and expense risk and administrative
      charges (note 4a)                                        239           4,545          898
                                                         ---------------------------------------
Net investment income (expense)                               (239)         (4,545)         663
                                                         ---------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                   (356)        (51,658)      (6,114)
   Change in unrealized appreciation (depreciation)        (17,847)       (194,646)     (37,867)
   Capital gain distributions                                   --              --           --
                                                         ---------------------------------------
Net realized and unrealized gain (loss) on investments     (18,203)       (246,304)     (43,981)
                                                         ---------------------------------------
Increase (decrease) in net assets from operations          (18,442)       (250,849)     (43,318)
                                                         =======================================

                 See accompanying notes to financial statements

                                                           DAVIS      EATON VANCE   EATON VANCE                          EVERGREEN
                                                          NEW YORK      MUTUAL        SPECIAL                              MONEY
                                                          VENTURE        FUNDS       INVESTMENT                            MARKET
                                                         FUND, INC.      TRUST         TRUST     EVERGREEN EQUITY TRUST    TRUST
                                                         ----------  -------------  -----------  ----------------------  ---------
                                                                                                                         EVERGREEN
                                                           DAVIS                    EATON VANCE   EVERGREEN   EVERGREEN   TREASURY
                                                          NEW YORK    EATON VANCE    LARGE-CAP     ENHANCED   INTRINSIC    MONEY
                                                          VENTURE    FLOATING-RATE     VALUE       S&P 500      VALUE      MARKET
                                                           FUND --       FUND --      FUND --      FUND --     FUND --    FUND --
                                                          CLASS A       CLASS A       CLASS A      CLASS A     CLASS A    CLASS A
                                                         -------------------------------------------------------------------------
                                                                           PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                                         -------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $  14,817        3,955         5,182        3,391        343       3,073
   Mortality and expense risk and administrative
      charges (note 4a)                                      4,663          856         3,415        2,139        134      23,322
                                                         -------------------------------------------------------------------------
Net investment income (expense)                             10,154        3,099         1,767        1,252        209     (20,249)
                                                         -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (42,348)      (5,865)      (21,165)     (15,515)       (20)         --
   Change in unrealized appreciation (depreciation)       (211,062)     (45,104)     (116,546)     (80,053)    (3,445)         --
   Capital gain distributions                                   --           --            --       18,944        407          --
                                                         -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (253,410)     (50,969)     (137,711)     (76,624)    (3,058)         --
                                                         -------------------------------------------------------------------------
Increase (decrease) in net assets from operations        $(243,256)     (47,870)     (135,944)     (75,372)    (2,849)    (20,249)
                                                         =========================================================================

                 See accompanying notes to financial statements

                                                                                                                       FRANKLIN
                                                                                                                       TEMPLETON
                                                                                             FIDELITY                    FUND
                                                           FEDERATED         FIDELITY         ADVISOR     FIDELITY     ALLOCATOR
                                                         EQUITY FUNDS    ADVISOR SERIES I    SERIES II   CONTRAFUND     SERIES
                                                         ------------  -------------------  ----------  ------------  ----------
                                                                                  FIDELITY                             FRANKLIN
                                                                                  ADVISOR                             TEMPLETON
                                                                       FIDELITY  LEVERAGED   FIDELITY     FIDELITY     FOUNDING
                                                           FEDERATED    ADVISOR   COMPANY    ADVISOR       ADVISOR      FUNDS
                                                           KAUFMANN    BALANCED    STOCK    MID CAP II  NEW INSIGHTS  ALLOCATION
                                                            FUND --     FUND --   FUND --     FUND --      FUND --      FUND --
                                                            CLASS A     CLASS A   CLASS A     CLASS A      CLASS A      CLASS A
                                                         -----------------------------------------------------------------------
                                                                          PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                                         -----------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            $    --       1,538        470         --           --        65,942
   Mortality and expense risk and administrative
      charges (note 4a)                                         22         935        298        864        1,930         5,602
                                                         -----------------------------------------------------------------------
Net investment income (expense)                                (22)        603        172       (864)      (1,930)       60,340
                                                         -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                    (29)       (288)    (1,447)    (6,455)      (2,508)      (22,317)
   Change in unrealized appreciation (depreciation)         (1,085)    (34,887)   (31,879)   (28,794)     (92,685)     (295,501)
   Capital gain distributions                                   --         336         --         --           --            --
                                                         -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments      (1,114)    (34,839)   (33,326)   (35,249)     (95,193)     (317,818)
                                                         -----------------------------------------------------------------------
Increase (decrease) in net assets from operations          $(1,136)    (34,236)   (33,154)   (36,113)     (97,123)     (257,478)
                                                         =======================================================================

                 See accompanying notes to financial statements

                                                          FRANKLIN                                        JENNISON
                                                           VALUE                   JANUS     JENNISON      NATURAL
                                                         INVESTORS                ADVISER  20/20 FOCUS    RESOURCES     JPMORGAN
                                                            FUND      GE FUNDS    SERIES       FUND      FUND, INC.     TRUST II
                                                         ---------  ------------  -------  -----------  -------------  ---------
                                                          FRANKLIN                 JANUS                  JENNISON
                                                         SMALL CAP  GE STRATEGIC  ADVISER    JENNISON      NATURAL     JP MORGAN
                                                           VALUE     INVESTMENT    FORTY   20/20 FOCUS    RESOURCES    CORE BOND
                                                           FUND --     FUND --    FUND --    FUND --    FUND, INC. --   FUND --
                                                          CLASS A      CLASS A    CLASS A    CLASS A       CLASS A      CLASS A
                                                         -----------------------------------------------------------------------
                                                                          PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                                         -----------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $  1,293       49,797        --          --        12,426       18,776
   Mortality and expense risk and administrative
      charges (note 4a)                                       750       10,180        42       2,699         2,072        4,887
                                                         -----------------------------------------------------------------------
Net investment income (expense)                               543       39,617       (42)     (2,699)       10,354       13,889
                                                         -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (1,841)     (21,647)      (63)    (25,253)      (36,657)      (3,847)
   Change in unrealized appreciation (depreciation)       (37,181)    (563,403)   (3,373)   (125,120)     (139,063)      16,693
   Capital gain distributions                                  --      132,995       753          --        12,061           --
                                                         -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (39,022)    (452,055)   (2,683)   (150,373)     (163,659)      12,846
                                                         -----------------------------------------------------------------------
Increase (decrease) in net assets from operations        $(38,479)    (412,438)   (2,725)   (153,072)     (153,305)      26,735
                                                         =======================================================================

                 See accompanying notes to financial statements

                                                                                                   LORD        LORD
                                                                                        LORD      ABBETT      ABBETT     OPPENHEIMER
                                                          JPMORGAN     LEGG MASON      ABBETT     BOND --     MID-CAP      CAPITAL
                                                          TRUST II        VALUE      AFFILIATED  DEBENTURE     VALUE    APPRECIATION
                                                        (CONTINUED)    TRUST, INC.   FUND, INC.    FUND     FUND, INC.      FUND
                                                        -----------  --------------  ----------  ---------  ----------  ------------
                                                         JP MORGAN     LEGG MASON                  LORD        LORD
                                                          INVESTOR        VALUE         LORD      ABBETT      ABBETT    OPPENHEIMER
                                                          GROWTH &   TRUST, INC. --    ABBETT     BOND --     MID-CAP      CAPITAL
                                                           INCOME       FINANCIAL    AFFILIATED  DEBENTURE     VALUE    APPRECIATION
                                                          FUND --     INTERMEDIARY     FUND --    FUND --     FUND --      FUND --
                                                          CLASS A         CLASS        CLASS A    CLASS A     CLASS A      CLASS A
                                                        ----------------------------------------------------------------------------
                                                                           PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                                        ----------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $   686           --            385         320        1,880           --
   Mortality and expense risk and administrative
      charges (note 4a)                                       192            5            162          70          413            1
                                                        ----------------------------------------------------------------------------
Net investment income (expense)                               494           (5)           223         250        1,467           (1)
                                                        ----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (233)          --           (219)       (183)        (506)         (58)
   Change in unrealized appreciation (depreciation)        (7,466)         201         (5,265)     (1,707)     (20,622)         286
   Capital gain distributions                               3,776           --             --          --           --           --
                                                        ----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (3,923)         201         (5,484)     (1,890)     (21,128)         228
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets from operations         $(3,429)         196         (5,261)     (1,640)     (19,661)         227
                                                        ============================================================================

                 See accompanying notes to financial statements

                                                                                   OPPENHEIMER
                                                                      OPPENHEIMER  MAIN STREET
                                                         OPPENHEIMER  MAIN STREET   SMALL CAP
                                                         GLOBAL FUND  FUNDS, INC.      FUND                 PIMCO FUNDS
                                                         -----------  -----------  -----------  ----------------------------------
                                                                                   OPPENHEIMER   PIMCO        PIMCO         PIMCO
                                                         OPPENHEIMER  OPPENHEIMER  MAIN STREET   HIGH       LONG TERM        LOW
                                                            GLOBAL    MAIN STREET   SMALL CAP    YIELD   U.S. GOVERNMENT  DURATION
                                                           FUND --      FUND --      FUND --    FUND --      FUND --       FUND --
                                                           CLASS A      CLASS A      CLASS A    CLASS A      CLASS A       CLASS A
                                                         -------------------------------------------------------------------------
                                                                          PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                                         -------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $  32,647        231            --      5,944         7,669      26,345
   Mortality and expense risk and administrative
      charges (note 4a)                                       6,760         51           875        930         1,791       5,124
                                                         -------------------------------------------------------------------------
Net investment income (expense)                              25,887        180          (875)     5,014         5,878      21,221
                                                         -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (32,979)      (470)       (7,602)    (5,862)        4,343      (8,287)
   Change in unrealized appreciation (depreciation)        (379,815)      (187)      (25,358)   (20,713)       47,004     (19,262)
   Capital gain distributions                               108,917         --           554         --            --       5,540
                                                         -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (303,877)      (657)      (32,406)   (26,575)       51,347     (22,009)
                                                         -------------------------------------------------------------------------
Increase (decrease) in net assets from operations         $(277,990)      (477)      (33,281)   (21,561)       57,225        (788)
                                                         =========================================================================

                 See accompanying notes to financial statements

                                                                                        T. ROWE    T. ROWE    T. ROWE
                                                                                         PRICE      PRICE      PRICE
                                                            PIMCO         PUTNAM        CAPITAL    EQUITY     GROWTH     THORNBURG
                                                            FUNDS       INVESTMENT   APPRECIATION  INCOME      STOCK     INVESTMENT
                                                         (CONTINUED)       FUNDS         FUND       FUND    FUND, INC.     TRUST
                                                         -----------  -------------  ------------  -------  ----------  -----------
                                                                                        T. ROWE    T. ROWE    T. ROWE
                                                                          PUTNAM         PRICE      PRICE      PRICE
                                                            PIMCO     INTERNATIONAL     CAPITAL    EQUITY     GROWTH
                                                            TOTAL        CAPITAL     APPRECIATION  INCOME      STOCK     THORNBURG
                                                           RETURN     OPPORTUNITIES     FUND --    FUND --    FUND --   CORE GROWTH
                                                           FUND --       FUND --        ADVISOR    ADVISOR    ADVISOR     FUND --
                                                           CLASS A       CLASS A         CLASS      CLASS      CLASS      CLASS A
                                                         --------------------------------------------------------------------------
                                                                           PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                                         --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            $ 90,969          37           7,963      1,902      1,730          --
   Mortality and expense risk and administrative
      charges (note 4a)                                       9,286           6           1,962        534      2,783          52
                                                         --------------------------------------------------------------------------
Net investment income (expense)                              81,683          31           6,001      1,368     (1,053)        (52)
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (10,480)        (77)         (2,131)    (1,641)   (22,457)        (22)
   Change in unrealized appreciation (depreciation)         (46,078)       (156)        (83,231)   (25,671)  (120,536)     (4,689)
   Capital gain distributions                                35,066          --           3,279         --      2,422          --
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments      (21,492)       (233)        (82,083)   (27,312)  (140,571)     (4,711)
                                                         --------------------------------------------------------------------------
Increase (decrease) in net assets from operations          $ 60,191        (202)        (76,082)   (25,944)  (141,624)     (4,763)
                                                         ==========================================================================

                 See accompanying notes to financial statements

                                                           THORNBURG
                                                           INVESTMENT   VAN KAMPEN
                                                             TRUST       COMSTOCK
                                                          (CONTINUED)      FUND
                                                         -------------  ----------
                                                           THORNBURG
                                                         INTERNATIONAL  VAN KAMPEN
                                                             VALUE       COMSTOCK
                                                            FUND --       FUND --
                                                            CLASS A       CLASS A
                                                         -------------------------
                                                          PERIOD FROM JUNE 2 TO
                                                            DECEMBER 31, 2008
                                                         -------------------------
Investment income and expense:
   Income -- Ordinary dividends                            $    680        1,211
   Mortality and expense risk and administrative
      charges (note 4a)                                         566          466
                                                         -------------------------
Net investment income (expense)                                 114          745
                                                         -------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (1,031)        (514)
   Change in unrealized appreciation (depreciation)         (29,985)     (29,225)
   Capital gain distributions                                    --           --
                                                         -------------------------
Net realized and unrealized gain (loss) on investments      (31,016)     (29,739)
                                                         -------------------------
Increase (decrease) in net assets from operations          $(30,902)     (28,994)
                                                         =========================

                 See accompanying notes to financial statements

                      Statements of Changes in Net Assets

                                                           AIM EQUITY  ALLIANCEBERNSTEIN
                                                              FUNDS      CAP FUND, INC.
                                                          -----------  -----------------
                                                                       ALLIANCEBERNSTEIN
                                                                           SMALL CAP
                                                          AIM CHARTER       GROWTH
                                            CONSOLIDATED    FUND --       PORTFOLIO --
                                               TOTAL        CLASS A         CLASS A
                                            --------------------------------------------
                                               PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                            --------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   382,456         74             (63)
   Net realized gain (loss) on investments     (524,941)        (5)            (17)
   Change in unrealized appreciation
      (depreciation) on investments          (3,666,739)    (1,277)         (5,195)
   Capital gain distributions                   357,313         --              --
                                            --------------------------------------------
         Increase (decrease) in net
            assets from operations           (3,451,911)    (1,208)         (5,275)
                                            --------------------------------------------
From capital transactions (note 4):
   Net premiums                              35,757,255      8,445          14,629
   Surrenders                                  (145,619)        --              --
   Administrative expenses                      (38,069)        --              (1)
   Transfers between subaccounts
      (including fixed account), net            (37,226)       342             974
                                            --------------------------------------------
         Increase (decrease) in net
            assets from capital
            transactions                     35,536,341      8,787          15,602
                                            --------------------------------------------
Increase (decrease) in net assets            32,084,430      7,579          10,327
                                            --------------------------------------------
Net assets at end of period                 $32,084,430      7,579          10,327
                                            ============================================
Changes in units (note 5):
   Units purchased                                           1,056           1,786
   Units redeemed                                               (1)            (42)
                                                          ------------------------------
   Net increase (decrease) in units from
      capital transactions with
      contract owners                                        1,055           1,744
                                                          ==============================

                                                                                  ALLIANCEBERNSTEIN
                                              THE ALLIANCEBERNSTEIN PORTFOLIOS          TRUST
                                            ------------------------------------  -----------------
                                            ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                 BALANCED            WEALTH         INTERNATIONAL
                                                  WEALTH          APPRECIATION          VALUE
                                                STRATEGY --        STRATEGY --         FUND --
                                                  CLASS A            CLASS A           CLASS A
                                            -------------------------------------------------------
                                                     PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                            -------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                  603                  25             (2,198)
   Net realized gain (loss) on investments       (1,117)               (499)           (27,247)
   Change in unrealized appreciation
      (depreciation) on investments             (24,389)             (8,668)          (107,969)
   Capital gain distributions                     5,918               1,571                 --
                                            -------------------------------------------------------
         Increase (decrease) in net
            assets from operations              (18,985)             (7,571)          (137,414)
                                            -------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 118,845              27,522            608,574
   Surrenders                                    (2,627)               (227)            (1,751)
   Administrative expenses                         (197)                (31)              (608)
   Transfers between subaccounts
      (including fixed account), net             46,945               2,499             83,550
                                            ------------------------------------------------------
         Increase (decrease) in net
            assets from capital
            transactions                        162,966              29,763            689,765
                                            -------------------------------------------------------
Increase (decrease) in net assets               143,981              22,192            552,351
                                            -------------------------------------------------------
Net assets at end of period                     143,981              22,192            552,351
                                            =======================================================
Changes in units (note 5):
   Units purchased                               21,327               4,010            145,628
   Units redeemed                                  (515)               (247)           (30,977)
                                            -------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with
      contract owners                            20,812               3,763            114,651
                                            =======================================================

                 See accompanying notes to financial statements

                                                                             AMERICAN        AMERICAN                  BLACKROCK
                                                                             CENTURY          CENTURY     BLACKROCK     GLOBAL
                                                                             CAPITAL        GOVERNMENT   BASIC VALUE  ALLOCATION
                                                   ALLIANZ FUNDS        PORTFOLIOS, INC.   INCOME TRUST   FUND, INC.  FUND, INC.
                                            --------------------------  ----------------  -------------  -----------  ----------
                                                                                            AMERICAN
                                                                            AMERICAN         CENTURY
                                             ALLIANZ NFJ   ALLIANZ NFJ      CENTURY        INFLATION-                  BLACKROCK
                                            INTERNATIONAL   LARGE-CAP        EQUITY         ADJUSTED      BLACKROCK     GLOBAL
                                                VALUE         VALUE          INCOME           BOND       BASIC VALUE  ALLOCATION
                                               FUND --       FUND --        FUND --          FUND --       FUND --      FUND --
                                               CLASS A       CLASS A        A CLASS       ADVISOR CLASS   INVESTOR A  INVESTOR A
                                            ------------------------------------------------------------------------------------
                                                                   PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                            ------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)            $   1,299        1,202            630             3,957         478       115,806
   Net realized gain (loss) on investments      (28,002)     (15,714)            42           (12,321)       (270)      (65,453)
   Change in unrealized appreciation
      (depreciation) on investments            (121,500)     (71,910)        (4,561)           (7,363)     (2,860)     (367,216)
   Capital gain distributions                    23,144           --             --                --          35            --
                                            ------------------------------------------------------------------------------------
         Increase (decrease) in net
            assets from operations             (125,059)     (86,422)        (3,889)          (15,727)     (2,617)     (316,863)
                                            ------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 700,768      575,831         62,531         1,007,579      29,525     3,719,561
   Surrenders                                    (1,491)      (1,322)            --            (2,123)       (590)      (30,882)
   Administrative expenses                         (721)        (584)           (22)           (1,084)        (10)       (5,089)
   Transfers between subaccounts
      (including fixed account), net            100,082       38,303          6,485            21,005      10,570       (46,477)
                                            ------------------------------------------------------------------------------------
         Increase (decrease) in net
            assets from capital
            transactions                        798,638      612,228         68,994         1,025,377      39,495     3,637,113
                                            ------------------------------------------------------------------------------------
Increase (decrease) in net assets               673,579      525,806         65,105         1,009,650      36,878     3,320,250
                                            ------------------------------------------------------------------------------------
Net assets at end of period                   $ 673,579      525,806         65,105         1,009,650      36,878     3,320,250
                                            ====================================================================================
Changes in units (note 5):
   Units purchased                              154,301      108,469          9,005           143,153       5,755       493,542
   Units redeemed                               (29,003)     (22,832)        (1,044)          (36,261)       (150)      (65,842)
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with
      contract owners                           125,298       85,637          7,961           106,892       5,605       427,700
                                            ====================================================================================

                 See accompanying notes to financial statements

                                              CALAMOS   COHEN & STEERS  COLUMBIA
                                            INVESTMENT   GLOBAL REALTY    ACORN
                                               TRUST     SHARES, INC.     TRUST        COLUMBIA FUNDS SERIES TRUST
                                            ----------  --------------  --------  -------------------------------------
                                                                                                  COLUMBIA
                                                                                    COLUMBIA       MARSICO     COLUMBIA
                                              CALAMOS   COHEN & STEERS  COLUMBIA     MARSICO    INTERNATIONAL   MID CAP
                                              GROWTH     GLOBAL REALTY    ACORN   21ST CENTURY  OPPORTUNITIES    VALUE
                                              FUND --      SHARES --     FUND --     FUND --        FUND --     FUND --
                                              CLASS A       CLASS A      CLASS A     CLASS A       CLASS A      CLASS A
                                            ---------------------------------------------------------------------------
                                                                 PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                            ---------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $   (611)       2,124       (1,512)       (239)         (4,545)       663
   Net realized gain (loss) on investments    (13,110)      (2,459)      (2,967)       (356)        (51,658)    (6,114)
   Change in unrealized appreciation
      (depreciation) on investments           (42,493)     (13,639)     (72,376)    (17,847)       (194,646)   (37,867)
   Capital gain distributions                      --           --        1,595          --              --         --
                                            ---------------------------------------------------------------------------
         Increase (decrease) in net
            assets from operations            (56,214)     (13,974)     (75,260)    (18,442)       (250,849)   (43,318)
                                            ---------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                               184,031      108,752      309,749      66,652       1,279,602    246,914
   Surrenders                                 (12,672)        (114)          (6)         --          (2,789)      (589)
   Administrative expenses                       (275)         (74)        (456)        (28)         (1,250)      (250)
   Transfers between subaccounts
      (including fixed account), net           48,475       12,547       49,658       3,828         157,989     37,203
                                            ---------------------------------------------------------------------------
         Increase (decrease) in net
            assets from capital
            transactions                      219,559      121,111      358,945      70,452       1,433,552    283,278
                                            ---------------------------------------------------------------------------
Increase (decrease) in net assets             163,345      107,137      283,685      52,010       1,182,703    239,960
                                            ---------------------------------------------------------------------------
Net assets at end of period                  $163,345      107,137      283,685      52,010       1,182,703    239,960
                                            ===========================================================================
Changes in units (note 5):
   Units purchased                             41,367       21,435       49,670       9,217         289,728     48,550
   Units redeemed                              (9,431)      (2,607)      (3,806)       (407)        (58,010)    (8,456)
                                            ---------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with
      contract owners                          31,936       18,828       45,864       8,810         231,718     40,094
                                            ===========================================================================

                 See accompanying notes to financial statements

                                               DAVIS     EATON VANCE   EATON VANCE
                                             NEW YORK      MUTUAL        SPECIAL                           EVERGREEN
                                              VENTURE       FUNDS       INVESTMENT    EVERGREEN EQUITY    MONEY MARKET
                                            FUND, INC.      TRUST         TRUST             TRUST            TRUST
                                            ----------  -------------  -----------  --------------------  ------------
                                               DAVIS                   EATON VANCE  EVERGREEN  EVERGREEN    EVERGREEN
                                             NEW YORK    EATON VANCE    LARGE-CAP    ENHANCED  INTRINSIC    TREASURY
                                              VENTURE   FLOATING-RATE     VALUE      S&P 500     VALUE    MONEY MARKET
                                              FUND --      FUND --       FUND --     FUND --    FUND --      FUND --
                                              CLASS A      CLASS A       CLASS A     CLASS A    CLASS A      CLASS A
                                            --------------------------------------------------------------------------
                                                              PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                            --------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   10,154       3,099          1,767      1,252       209        (20,249)
   Net realized gain (loss) on investments     (42,348)     (5,865)       (21,165)   (15,515)      (20)            --
   Change in unrealized appreciation
      (depreciation) on investments           (211,062)    (45,104)      (116,546)   (80,053)   (3,445)            --
   Capital gain distributions                       --          --             --     18,944       407             --
                                            --------------------------------------------------------------------------
         Increase (decrease) in net
            assets from operations            (243,256)    (47,870)      (135,944)   (75,372)   (2,849)       (20,249)
                                            --------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                              1,285,789     236,754        960,676    581,281    58,235      7,242,885
   Surrenders                                  (14,560)       (519)        (1,509)    (1,330)       --         (7,969)
   Administrative expenses                      (1,303)       (243)        (1,269)      (623)       --         (4,455)
   Transfers between subaccounts
      (including fixed account), net            79,691      54,140        101,029     35,455     2,810     (1,495,134)
                                            --------------------------------------------------------------------------
         Increase (decrease) in net
            assets from capital
            transactions                     1,349,617     290,132      1,058,927    614,783    61,045      5,735,327
                                            --------------------------------------------------------------------------
Increase (decrease) in net assets            1,106,361     242,262        922,983    539,411    58,196      5,715,078
                                            --------------------------------------------------------------------------
Net assets at end of period                 $1,106,361     242,262        922,983    539,411    58,196      5,715,078
                                            ==========================================================================
Changes in units (note 5):
   Units purchased                             222,699      42,041        174,390    103,113     8,965        799,248
   Units redeemed                              (42,728)     (7,582)       (34,042)   (22,946)      (26)      (225,047)
                                            --------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with
      contract owners                          179,971      34,459        140,348     80,167     8,939        574,201
                                            ==========================================================================

                 See accompanying notes to financial statements

                                                                                FIDELITY                     FRANKLIN
                                              FEDERATED      FIDELITY ADVISOR    ADVISOR      FIDELITY    TEMPLETON FUND
                                            EQUITY FUNDS         SERIES I       SERIES II    CONTRAFUND  ALLOCATOR SERIES
                                            ------------  -------------------  ----------  ------------  ----------------
                                                                     FIDELITY                                FRANKLIN
                                                                     ADVISOR                                 TEMPLETON
                                                          FIDELITY  LEVERAGED   FIDELITY     FIDELITY        FOUNDING
                                              FEDERATED    ADVISOR   COMPANY     ADVISOR      ADVISOR         FUNDS
                                              KAUFMANN    BALANCED    STOCK    MID CAP II  NEW INSIGHTS     ALLOCATION
                                               FUND --     FUND --   FUND --     FUND --      FUND --         FUND --
                                               CLASS A     CLASS A   CLASS A     CLASS A      CLASS A         CLASS A
                                            -----------------------------------------------------------------------------
                                                               PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)            $   (22)        603        172       (864)      (1,930)          60,340
   Net realized gain (loss) on investments        (29)       (288)    (1,447)    (6,455)      (2,508)         (22,317)
   Change in unrealized appreciation
      (depreciation) on investments            (1,085)    (34,887)   (31,879)   (28,794)     (92,685)        (295,501)
   Capital gain distributions                      --         336         --         --           --               --
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net
            assets from operations             (1,136)    (34,236)   (33,154)   (36,113)     (97,123)        (257,478)
                                            -----------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 5,108     190,822     82,596    242,335      409,452        1,659,935
   Surrenders                                      --        (327)       (72)      (591)        (645)         (19,667)
   Administrative expenses                         (4)       (258)       (78)      (246)        (630)          (1,542)
   Transfers between subaccounts
      (including fixed account), net              947       5,366     21,221     24,331       30,025           96,065
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net
            assets from capital
            transactions                        6,051     195,603    103,667    265,829      438,202        1,734,791
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets               4,915     161,367     70,513    229,716      341,079        1,477,313
                                            -----------------------------------------------------------------------------
Net assets at end of period                   $ 4,915     161,367     70,513    229,716      341,079        1,477,313
                                            =============================================================================
Changes in units (note 5):
   Units purchased                                793      23,920     18,147     46,113       55,432          242,092
   Units redeemed                                  (9)       (328)    (1,442)    (8,943)      (2,243)         (14,085)
                                            -----------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with
      contract owners                             784      23,592     16,705     37,170       53,189          228,007
                                            =============================================================================

                 See accompanying notes to financial statements

                                            FRANKLIN                                           JENNISON
                                              VALUE                    JANUS    JENNISON       NATURAL
                                            INVESTORS                 ADVISER  20/20 FOCUS    RESOURCES     JPMORGAN
                                              FUND       GE FUNDS     SERIES      FUND        FUND, INC.    TRUST II
                                            ---------  ------------  --------  -----------  -------------  ----------
                                            FRANKLIN                   JANUS                   JENNISON
                                            SMALL CAP  GE STRATEGIC   ADVISER   JENNISON       NATURAL      JP MORGAN
                                              VALUE     INVESTMENT     FORTY   20/20 FOCUS    RESOURCES     CORE BOND
                                             FUND --      FUND --     FUND --    FUND --    FUND, INC. --    FUND --
                                             CLASS A      CLASS A     CLASS A    CLASS A       CLASS A       CLASS A
                                            -------------------------------------------------------------------------
                                                             PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                            -------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    543        39,617       (42)      (2,699)       10,354       13,889
   Net realized gain (loss) on investments    (1,841)      (21,647)      (63)     (25,253)      (36,657)      (3,847)
   Change in unrealized appreciation
      (depreciation) on investments          (37,181)     (563,403)   (3,373)    (125,120)     (139,063)      16,693
   Capital gain distributions                     --       132,995       753           --        12,061           --
                                            -------------------------------------------------------------------------
         Increase (decrease) in net
            assets from operations           (38,479)     (412,438)   (2,725)    (153,072)     (153,305)      26,735
                                            -------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                              146,894     2,497,374    11,600      780,123       597,854    1,313,218
   Surrenders                                   (482)       (5,207)       --       (1,597)       (1,098)      (2,896)
   Administrative expenses                      (187)       (3,943)      (13)        (788)         (637)      (1,689)
   Transfers between subaccounts
      (including fixed account), net          13,374        89,539     5,874       92,244       120,791      (90,989)
                                            -------------------------------------------------------------------------
         Increase (decrease) in net
            assets from capital
            transactions)                    159,599     2,577,763    17,461      869,982       716,910    1,217,644
                                            -------------------------------------------------------------------------
Increase (decrease) in net assets            121,120     2,165,325    14,736      716,910       563,605    1,244,379
                                            -------------------------------------------------------------------------
Net assets at end of period                 $121,120     2,165,325    14,736      716,910       563,605    1,244,379
                                            =========================================================================
Changes in units (note 5):
   Units purchased                            23,876       319,930     3,098      152,988       166,787      181,957
   Units redeemed                             (4,881)      (11,150)     (302)     (28,170)      (28,426)     (59,341)
                                            -------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with
      contract owners                         18,995       308,780     2,796      124,818       138,361      122,616
                                            =========================================================================

                 See accompanying notes to financial statements

                                                                                      LORD ABBETT  LORD ABBETT   OPPENHEIMER
                                             JPMORGAN      LEGG MASON    LORD ABBETT    BOND --      MID-CAP       CAPITAL
                                             TRUST II         VALUE       AFFILIATED   DEBENTURE      VALUE     APPRECIATION
                                            (CONTINUED)    TRUST, INC.    FUND, INC.      FUND      FUND, INC.      FUND
                                            -----------  --------------  -----------  -----------  -----------  ------------
                                             JP MORGAN     LEGG MASON
                                              INVESTOR        VALUE                   LORD ABBETT  LORD ABBETT   OPPENHEIMER
                                              GROWTH &   TRUST, INC. --  LORD ABBETT     BOND --     MID-CAP       CAPITAL
                                              INCOME        FINANCIAL     AFFILIATED   DEBENTURE      VALUE     APPRECIATION
                                              FUND --     INTERMEDIARY     FUND --      FUND --      FUND --        FUND --
                                              CLASS A        CLASS         CLASS A      CLASS A      CLASS A       CLASS A
                                            --------------------------------------------------------------------------------
                                                                 PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)            $   494             (5)          223          250        1,467           (1)
   Net realized gain (loss) on investments       (233)            --          (219)        (183)        (506)         (58)
   Change in unrealized appreciation
      (depreciation) on investments            (7,466)           201        (5,265)      (1,707)     (20,622)         286
   Capital gain distributions                   3,776             --            --           --           --           --
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net
            assets from operations             (3,429)           196        (5,261)      (1,640)     (19,661)         227
                                            --------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                62,885          5,857        20,873       12,650       83,014       25,664
   Surrenders                                    (821)            --          (267)          --         (813)          --
   Administrative expenses                        (42)            --           (63)          (7)        (109)          --
   Transfers between subaccounts
      (including fixed account), net              888             --        22,761        5,989       15,392       (4,990)
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net
            assets from capital
            transactions                       62,910          5,857        43,304       18,632       97,484       20,674
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets              59,481          6,053        38,043       16,992       77,823       20,901
                                            --------------------------------------------------------------------------------
Net assets at end of period                   $59,481          6,053        38,043       16,992       77,823       20,901
                                            ================================================================================
Changes in units (note 5):
   Units purchased                              8,465          1,107         5,829        2,309       16,863        4,372
   Units redeemed                                (313)            --          (182)        (138)      (4,555)        (556)
                                            --------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with
      contract owners                           8,152          1,107         5,647        2,171       12,308        3,816
                                            ================================================================================

                 See accompanying notes to financial statements

                                                                      OPPENHEIMER
                                                         OPPENHEIMER  MAIN STREET
                                            OPPENHEIMER  MAIN STREET   SMALL CAP
                                            GLOBAL FUND  FUNDS, INC.      FUND                    PIMCO FUNDS
                                            -----------  -----------  -----------  -----------------------------------------
                                                                      OPPENHEIMER                   PIMCO
                                            OPPENHEIMER  OPPENHEIMER  MAIN STREET     PIMCO       LONG TERM         PIMCO
                                              GLOBAL     MAIN STREET   SMALL CAP   HIGH YIELD  U.S. GOVERNMENT  LOW DURATION
                                              FUND --      FUND --      FUND --      FUND --       FUND --         FUND --
                                              CLASS A      CLASS A      CLASS A      CLASS A       CLASS A         CLASS A
                                            --------------------------------------------------------------------------------
                                                                 PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   25,887         180         (875)       5,014          5,878         21,221
   Net realized gain (loss) on investments     (32,979)       (470)      (7,602)      (5,862)         4,343         (8,287)
   Change in unrealized appreciation
      (depreciation) on investments           (379,815)       (187)     (25,358)     (20,713)        47,004        (19,262)
   Capital gain distributions                  108,917          --          554           --             --          5,540
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net
            assets from operations            (277,990)       (477)     (33,281)     (21,561)        57,225           (788)
                                            --------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                              1,732,950      26,249      257,997      263,469        498,075      1,415,430
   Surrenders                                   (2,179)         --         (552)        (498)        (1,319)        (2,630)
   Administrative expenses                      (1,890)        (20)        (243)        (253)          (466)        (1,517)
   Transfers between subaccounts
      (including fixed account), net           128,833         578       26,670       42,633        (65,609)        34,840
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net
            assets from capital
            transactions                     1,857,714      26,807      283,872      305,351        430,681      1,446,123
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets            1,579,724      26,330      250,591      283,790        487,906      1,445,335
                                            --------------------------------------------------------------------------------
Net assets at end of period                 $1,579,724      26,330      250,591      283,790        487,906      1,445,335
                                            ================================================================================
Changes in units (note 5):
   Units purchased                             294,899       5,300       50,800       46,754         66,177        197,389
   Units redeemed                              (38,887)     (1,151)     (10,689)      (8,593)       (22,294)       (46,521)
                                            --------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with
      contract owners                          256,012       4,149       40,111       38,161         43,883        150,868
                                            ================================================================================

                 See accompanying notes to financial statements

                                                                         T. ROWE PRICE
                                                PIMCO         PUTNAM        CAPITAL     T. ROWE PRICE  T. ROWE PRICE   THORNBURG
                                                FUNDS       INVESTMENT   APPRECIATION   EQUITY INCOME   GROWTH STOCK   INVESTMENT
                                             (CONTINUED)      FUNDS           FUND           FUND        FUND, INC.      TRUST
                                            ------------  -------------  -------------  -------------  -------------  -----------
                                                             PUTNAM
                                                          INTERNATIONAL  T. ROWE PRICE
                                                PIMCO        CAPITAL        CAPITAL     T. ROWE PRICE  T. ROWE PRICE   THORNBURG
                                            TOTAL RETURN  OPPORTUNITIES  APPRECIATION   EQUITY INCOME   GROWTH STOCK  CORE GROWTH
                                               FUND --       FUND --        FUND --        FUND --        FUND --       FUND --
                                               CLASS A       CLASS A     ADVISOR CLASS  ADVISOR CLASS  ADVISOR CLASS    CLASS A
                                            -------------------------------------------------------------------------------------
                                                                   PERIOD FROM JUNE 2 TO DECEMBER 31, 2008
                                            -------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $   81,683          31           6,001          1,368         (1,053)         (52)
   Net realized gain (loss) on investments      (10,480)        (77)         (2,131)        (1,641)       (22,457)         (22)
   Change in unrealized appreciation
      (depreciation) on investments             (46,078)       (156)        (83,231)       (25,671)      (120,536)      (4,689)
   Capital gain distributions                    35,066          --           3,279             --          2,422           --
                                            -------------------------------------------------------------------------------------
         Increase (decrease) in net
            assets from operations               60,191        (202)        (76,082)       (25,944)      (141,624)      (4,763)
                                            -------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                               2,380,007         965         407,200        177,381        752,122       12,846
   Surrenders                                   (18,181)         --            (226)           (65)        (2,283)          --
   Administrative expenses                       (2,894)         (1)           (528)          (232)          (829)          (5)
   Transfers between subaccounts
      (including fixed account), net           (154,645)      1,067          22,933          8,534         86,978          417
                                            -------------------------------------------------------------------------------------
         Increase (decrease) in net
            assets from capital
            transactions                      2,204,287       2,031         429,379        185,618        835,988       13,258
                                            -------------------------------------------------------------------------------------
Increase (decrease) in net assets             2,264,478       1,829         353,297        159,674        694,364        8,495
                                            -------------------------------------------------------------------------------------
Net assets at end of period                  $2,264,478       1,829         353,297        159,674        694,364        8,495
                                            =====================================================================================
Changes in units (note 5):
   Units purchased                              303,940         394          55,343         25,355        148,775        1,495
   Units redeemed                               (78,248)        (42)         (5,737)        (1,538)       (32,611)          (1)
                                            -------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with
      contract owners                           225,692         352          49,606         23,817        116,164        1,494
                                            =====================================================================================

                 See accompanying notes to financial statements

                                              THORNBURG
                                             INVESTMENT    VAN KAMPEN
                                                TRUST       COMSTOCK
                                             (CONTINUED)      FUND
                                            -------------  ----------
                                               THORNBURG
                                            INTERNATIONAL  VAN KAMPEN
                                                VALUE       COMSTOCK
                                               FUND --       FUND --
                                               CLASS A       CLASS A
                                            -------------------------
                                              PERIOD FROM JUNE 2 TO
                                                DECEMBER 31, 2008
                                            -------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)            $    114          745
   Net realized gain (loss) on investments      (1,031)        (514)
   Change in unrealized appreciation
      (depreciation) on investments            (29,985)     (29,225)
   Capital gain distributions                       --           --
                                            -------------------------
         Increase (decrease) in net
            assets from operations             (30,902)     (28,994)
                                            -------------------------
From capital transactions (note 4):
   Net premiums                                129,486      119,694
   Surrenders                                       --         (133)
   Administrative expenses                        (184)        (198)
   Transfers between subaccounts
      (including fixed account), net            10,542       18,206
                                            -------------------------
         Increase (decrease) in net
            assets from capital
            transactions                       139,844      137,569
                                            -------------------------
Increase (decrease) in net assets              108,942      108,575
                                            -------------------------
Net assets at end of period                   $108,942      108,575
                                            =========================
Changes in units (note 5):
   Units purchased                              19,026       16,168
   Units redeemed                               (1,289)        (256)
                                            -------------------------
   Net increase (decrease) in units from
      capital transactions with
      contract owners                           17,737       15,912
                                            =========================

                 See accompanying notes to financial statements

                          Notes to Financial Statements

                                December 31, 2008

(1) DESCRIPTION OF ENTITY

     Genworth Life & Annuity VA Separate Account 4 ("Separate Account") is a separate investment account established on January 17, 2008, by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are also available for sale directly to the general public.

     Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

     The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

     Effective June 2, 2008, the following Portfolios were added to the Separate
Account:

     AIM Equity Funds -- AIM Charter Fund -- Class A

     AllianceBernstein Cap Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class A

     The AllianceBernstein Portfolios -- AllianceBernstein Balanced Wealth Strategy -- Class A

     The AllianceBernstein Portfolios -- AllianceBernstein Wealth Appreciation Strategy -- Class A

     AllianceBernstein Trust -- AllianceBernstein International Value Fund -- Class A

     Allianz Funds -- Allianz NFJ International Value Fund -- Class A

     Allianz Funds -- Allianz NFJ Large-Cap Value Fund -- Class A

     American Century Capital Portfolios, Inc. -- American Century Equity Income Fund -- A Class

     American Century Government Income Trust -- American Century
Inflation-Adjusted Bond Fund -- Advisor Class

     BlackRock Basic Value Fund, Inc. -- BlackRock Basic Value Fund -- Investor
A

     BlackRock Global Allocation Fund, Inc. -- BlackRock Global Allocation Fund -- Investor A

     Calamos Investment Trust -- Calamos Growth Fund -- Class A

     Cohen & Steers Global Realty Shares, Inc. -- Cohen & Steers Global Realty Shares -- Class A

     Columbia Acorn Trust -- Columbia Acorn Fund -- Class A

     Columbia Funds Series Trust -- Columbia Marsico 21st Century Fund -- Class
A

     Columbia Funds Series Trust -- Columbia Marsico International Opportunities Fund -- Class A

     Columbia Funds Series Trust -- Columbia Mid Cap Value Fund -- Class A

     Davis New York Venture Funds, Inc. -- Davis New York Venture Fund -- Class
A

     Eaton Vance Mutual Funds Trust -- Eaton Vance Floating-Rate Fund -- Class A

     Eaton Vance Special Investment Trust -- Eaton Vance Large-Cap Value Fund -- Class A

     Evergreen Equity Trust -- Evergreen Enhanced S&P 500 Fund -- Class A

     Evergreen Equity Trust -- Evergreen Intrinsic Value Fund -- Class A

     Evergreen Money Market Trust -- Evergreen Treasury Money Market Fund -- Class A

     Federated Equity Funds -- Federated Kaufmann Fund -- Class A

     Fidelity Advisor Series I -- Fidelity Advisor Balanced Fund -- Class A

     Fidelity Advisor Series I -- Fidelity Advisor Equity Growth Fund -- Class A

     Fidelity Advisor Series I -- Fidelity Advisor Leveraged Company Stock Fund -- Class A

     Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II Fund -- Class A

     Fidelity Contrafund -- Fidelity Advisor New Insights Fund -- Class A

     Franklin Templeton Fund Allocator Series -- Franklin Templeton Founding Funds Allocation Fund -- Class A

     Franklin Value Investors Fund -- Franklin Small Cap Value Fund -- Class A

     GE Funds -- GE Strategic Investment Fund -- Class A

     Janus Adviser Series -- Janus Adviser Forty Fund -- Class A

     Jennison 20/20 Focus Fund -- Jennison 20/20 Focus Fund -- Class A

     Jennison Natural Resources Fund, Inc. -- Jennison Natural Resources Fund, Inc. -- Class A

     JPMorgan Trust II -- JP Morgan Core Bond Fund -- Class A

     JPMorgan Trust II -- JP Morgan Investor Growth & Income Fund -- Class A

     Legg Mason Partners Aggressive Growth Fund, Inc. -- Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial Intermediary Class

     Legg Mason Value Trust, Inc. -- Legg Mason Value Trust, Inc. -- Financial Intermediary Class

     Lord Abbett Affiliated Fund, Inc. -- Lord Abbett Affiliated Fund -- Class A

     Lord Abbett Bond Debenture Fund -- Lord Abbett Bond-Debenture Fund -- Class
A

     Lord Abbett Mid-Cap Value Fund, Inc. -- Lord Abbett Mid-Cap Value Fund -- Class A

     Oppenheimer Capital Appreciation Fund -- Oppenheimer Capital Appreciation Fund -- Class A

     Oppenheimer Global Fund -- Oppenheimer Global Fund -- Class A

     Oppenheimer Main Street Funds, Inc. -- Oppenheimer Main Street Fund -- Class A

     Oppenheimer Main Street Small Cap Fund -- Oppenheimber Main Street Small Cap Fund -- Class A

     PIMCO Funds -- PIMCO High Yield Fund -- Class A

     PIMCO Funds -- PIMCO Long Term U. S. Government Fund -- Class A

     PIMCO Funds -- PIMCO Low Duration Fund -- Class A

     PIMCO Funds -- PIMCO Total Return Fund -- Class A

     Putnam Investment Funds -- Putnam International Capital Opportunities Fund -- Class A

     T. Rowe Price Capital Appreciation Fund -- T. Rowe Price Capital Appreciation Fund -- Advisor Class

     T. Rowe Price Equity Income Fund -- T. Rowe Price Equity Income Fund -- Advisor Class

     T. Rowe Price Growth Stock Fund, Inc. -- T. Rowe Price Growth Stock Fund -- Advisor Class

     Thornburg Investment Trust -- Thornburg Core Growth Fund -- Class A

     Thornburg Investment Trust -- Thornburg International Value Fund -- Class A

     Van Kampen Comstock Fund -- Van Kampen Comstock Fund -- Class A

     As of December 31, 2008, Fidelity Advisor Series I -- Fidelity Advisor Equity Growth Fund -- Class A and Legg Mason Partners Aggressive Growth Fund, Inc. -- Legg Mason Partners Aggressive Growth Fund, Inc. -- Financial Intermediary Class were not shown on the financial statements due to not having any activity since inception.

     All designated Portfolios described above are series type mutual funds.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (A) BASIS OF PRESENTATION

     These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

     (B) INVESTMENTS

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

     -    LEVEL 1 - quoted prices in active markets for identical securities
     - LEVEL 2 - observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
     -    LEVEL 3 - unobservable inputs

     The investments of the Separate Account are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2008.

     The Separate Account does not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under SFAS 157.

     Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

     (C) UNIT CLASSES

     There are several unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below.

     (D) FEDERAL INCOME TAXES

     The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(3)  PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the period ended December 31, 2008 were:

                                                                      COST OF      PROCEEDS
                                                                      SHARES         FROM
FUND/PORTFOLIO                                                       ACQUIRED    SHARES SOLD
--------------                                                      ----------   -----------
AIM Equity Funds
   AIM Charter Fund -- Class A                                      $    8,889     $     29
AllianceBernstein Cap Fund, Inc.
   AllianceBernstein Small Cap Growth Portfolio -- Class A              15,991          451
The AllianceBernstein Portfolios
   AllianceBernstein Balanced Wealth Strategy -- Class A               173,514        4,022
   AllianceBernstein Wealth Appreciation Strategy -- Class A            33,055        1,695
AllianceBernstein Trust
   AllianceBernstein International Value Fund -- Class A               896,671      208,736
Allianz Funds
   Allianz NFJ International Value Fund -- Class A                   1,022,078      198,551
   Allianz NFJ Large-Cap Value Fund -- Class A                         790,323      176,601
American Century Capital Portfolios, Inc.
   American Century Equity Income Fund -- A Class                       77,970        8,505
American Century Government Income Trust
   American Century Inflation-Adjusted Bond Fund -- Advisor Class    1,378,500      348,973
BlackRock Basic Value Fund, Inc.
   BlackRock Basic Value Fund -- Investor A                             41,022        1,012
BlackRock Global Allocation Fund, Inc.
   BlackRock Global Allocation Fund -- Investor A                    4,278,645      525,586
Calamos Investment Trust
   Calamos Growth Fund -- Class A                                      278,950       59,995
Cohen & Steers Global Realty Shares, Inc.
   Cohen & Steers Global Realty Shares -- Class A                      140,101       16,860
Columbia Acorn Trust
   Columbia Acorn Fund -- Class A                                      390,677       31,636
Columbia Funds Series Trust
   Columbia Marsico 21st Century Fund -- Class A                        73,711        3,494
   Columbia Marsico International Opportunities Fund -- Class A      1,815,717      385,904
   Columbia Mid Cap Value Fund -- Class A                              349,417       65,298

                                                                      COST OF      PROCEEDS
                                                                      SHARES         FROM
FUND/PORTFOLIO                                                       ACQUIRED    SHARES SOLD
--------------                                                      ----------   -----------
Davis New York Venture Fund, Inc.
   Davis New York Venture Fund -- Class A                           $1,670,714   $  310,570
Eaton Vance Mutual Funds Trust
   Eaton Vance Floating-Rate Fund -- Class A                           357,801       65,904
Eaton Vance Special Investment Trust
   Eaton Vance Large-Cap Value Fund -- Class A                       1,336,743      275,681
Evergreen Equity Trust
   Evergreen Enhanced S&P 500 Fund -- Class A                          822,341      187,055
   Evergreen Intrinsic Value Fund -- Class A                            61,963          300
Evergreen Money Market Trust
   Evergreen Treasury Money Market Fund -- Class A                   7,983,712    2,268,555
Federated Equity Funds
   Federated Kaufmann Fund -- Class A                                    6,106           76
Fidelity Advisor Series I
   Fidelity Advisor Balanced Fund -- Class A                           200,205        3,653
   Fidelity Advisor Leveraged Company Stock Fund -- Class A            114,615       10,770
Fidelity Advisor Series II
   Fidelity Advisor Mid Cap II Fund -- Class A                         335,535       70,410
Fidelity Contrafund
   Fidelity Advisor New Insights Fund -- Class A                       456,225       19,937
Franklin Templeton Fund Allocator Series
   Franklin Templeton Founding Funds Allocation Fund -- Class A      1,900,746      105,553
Franklin Value Investors Fund
   Franklin Small Cap Value Fund -- Class A                            201,414       41,265
GE Funds
   GE Strategic Investment Fund -- Class A                           2,837,453       86,985
Janus Adviser Series
   Janus Adviser Forty Fund -- Class A                                  20,588        2,412
Jennison 20/20 Focus Fund
   Jennison 20/20 Focus Fund -- Class A                              1,083,220      215,585
Jennison Natural Resources Fund, Inc.
   Jennison Natural Resources Fund, Inc. -- Class A                    893,107      153,520
JPMorgan Trust II
   JP Morgan Core Bond Fund -- Class A                               1,819,127      592,598
   JP Morgan Investor Growth & Income Fund -- Class A                   68,979        2,378
Lord Abbett Affiliated Fund, Inc.
   Lord Abbett Affiliated Fund -- Class A                               45,049        1,519
Lord Abbett Bond -- Debenture Fund
   Lord Abbett Bond -- Debenture Fund -- Class A                        20,103        1,217
Lord Abbett Mid-Cap Value Fund, Inc.
   Lord Abbett Mid-Cap Value Fund -- Class A                           140,275       41,318
Legg Mason Value Trust, Inc.
   Legg Mason Value Trust, Inc. -- Financial Intermediary Class          5,857            4
Oppenheimer Capital Appreciation Fund
   Oppenheimer Capital Appreciation Fund -- Class A                     25,663        4,989
Oppenheimer Global Fund
   Oppenheimer Global Fund -- Class A                                2,290,842      297,786

                                                                      COST OF      PROCEEDS
                                                                      SHARES         FROM
FUND/PORTFOLIO                                                        ACQUIRED   SHARES SOLD
--------------                                                      ----------   -----------
Oppenheimer Main Street Funds, Inc.
   Oppenheimer Main Street Fund -- Class A                          $   34,150     $  7,161
Oppenheimer Main Street Small Cap Fund
   Oppenheimer Main Street Small Cap Fund -- Class A                   364,844       81,122
PIMCO Funds
   PIMCO High Yield Fund -- Class A                                    379,588       71,155
   PIMCO Long Term U.S. Government Fund -- Class A                     662,354      227,089
   PIMCO Low Duration Fund -- Class A                                1,918,538      449,675
   PIMCO Total Return Fund -- Class A                                3,081,134      768,977
Putnam Investment Funds
   Putnam International Capital Opportunities Fund -- Class A            2,269          205
T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Appreciation Fund -- Advisor Class            492,620       53,946
T. Rowe Price Equity Income Fund
   T. Rowe Price Equity Income Fund -- Advisor Class                   198,582       11,589
T. Rowe Price Growth Stock Fund, Inc.
   T. Rowe Price Growth Stock Fund -- Advisor Class                  1,096,785      259,173
Thornburg Investment Trust
   Thornburg Core Growth Fund -- Class A                                13,264           58
   Thornburg International Value Fund -- Class A                       150,201       10,237
Van Kampen Comstock Fund
    Van Kampen Comstock Fund -- Class A                                140,679        2,360

(4) RELATED PARTY TRANSACTIONS

     (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

     Net purchase payments (premiums) transferred from GLAIC represent gross purchase payments recorded by GLAIC on its flexible purchase payment deferred variable annuity contracts, less deductions retained as compensation for premium taxes. GLAIC may deduct charges for the premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when GLAIC pays proceeds under the contract.

     Charges are assessed under the contracts to cover mortality and expense risks that GLAIC assumes, certain administrative expenses, as well as any additional elective benefits provided under the contract. Contract owners may elect one of two separate classes of contracts available -- one class that assesses a sales charge upon surrender of the contract within 7 years of receipt of the purchase payment ("Class B"), the other class which assesses a sales charge upon surrender of the contract within 4 years of receipt of the purchase payment ("Class L"). There is also a charge assessed if the contract owner elects a joint annuitant, a living benefit rider option and/or a death benefit rider option. The mortality and expense risk charge for the contract is lower if the contract owner elects Class B and higher if the contract owner elects Class
L. As of December 31, 2008, the mortality and expense risk charge was 1.20% for Class B and 1.50% for Class L. As of December 31, 2008, the administrative expense charge for both classes was 0.15% and 0.05% charge for the election of a joint annuitant. As of December 31, 2008, the charge for the living benefit rider options ranged from 0.75% of benefit base to 0.85% of benefit base and 0.40% of the value of the benefit depending upon whether the contract was a single or joint annuitant and whether the Principal Protection Death Benefit Rider was elected with the living benefit rider option. The charge for the Annual Step-Up Death Benefit Rider as of December 31, 2008 was 0.20%. The administrative, mortality and expense risk charges described above are assessed on a daily basis through the daily net asset value. Footnote (6) demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more available rider options equal to the total amount assessed on a daily basis. The range of contract charges as of December 31, 2008 was 1.35% to 3.15% as a percentage of contract owners' average daily net assets in the Separate Account and reflect a Class B contract with a single annuitant and no riders (lowest fee) to a Class L contract with joint annuitants, all riders elected (highest fee). In addition to the charges described above, an annual contract maintenance charge of $30.00 is assessed to all contracts. This charge is taken on each contract anniversary and at the time the contract is surrendered. This charge is not assessed if the contract owner's contract value is $40,000 or more at the time the charge is due.

     (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

          Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

     (C) CAPITAL BROKERAGE CORPORATION

          Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5) CAPITAL TRANSACTIONS

          All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

          The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended December 31, 2008 is reflected in the Statements of Changes in Net Assets.

(6) FINANCIAL HIGHLIGHTS

          GLAIC offers deferred variable annuities with rider options through the subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the period ended December 31, 2008 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2008 and were available to contract owners during 2008.

                                           EXPENSES AS A                                       INVESTMENT
                                            % OF AVERAGE                           NET ASSETS    INCOME
                                           NET ASSETS(1)   UNITS     UNIT VALUE       000s      RATIO(2)     TOTAL RETURN(3)
                                           -------------  -------  --------------  ----------  ----------  -------------------
AIM Equity Funds
   AIM Charter Fund -- Class A
      2008                                 1.40% to 1.40%   1,055   7.18 to 7.18          8       1.37%    (43.43)% to (43.43)%
AllianceBernstein Cap Fund, Inc.
   AllianceBernstein Small Cap Growth
      Portfolio -- Class A 2008            1.35% to 1.65%   1,744   5.92 to 5.91         10       0.00%    (59.34)% to (59.46)%
The AllianceBernstein Portfolios
   AllianceBernstein Balanced Wealth
      Strategy -- Class A 2008             1.35% to 1.70%  20,812   6.92 to 6.91        144       1.12%    (46.84)% to (47.03)%
   AllianceBernstein Wealth Appreciation
      Strategy -- Class A 2008             1.40% to 1.70%   3,763   5.90 to 5.89         22       0.76%    (59.56)% to (59.68)%
AllianceBernstein Trust
   AllianceBernstein International Value
      Fund -- Class A 2008                 1.35% to 1.70% 114,651   4.82 to 4.81        552       0.00%    (71.44)% to (71.54)%

                                           EXPENSES AS A                                       INVESTMENT
                                            % OF AVERAGE                           NET ASSETS    INCOME
                                           NET ASSETS(1)   UNITS     UNIT VALUE       000s      RATIO(2)     TOTAL RETURN(3)
                                           -------------  -------  --------------  ----------  ----------  -------------------
Allianz Funds
   Allianz NFJ International Value
      Fund -- Class A 2008                 1.35% to 1.70% 125,298   5.38 to 5.37        674       1.15%    (65.53)% to (65.65)%
   Allianz NFJ Large-Cap Value
      Fund -- Class A 2008                 1.35% to 1.70%  85,637   6.15 to 6.13        526       1.21%    (56.68)% to (56.83)%
American Century Capital Portfolios, Inc.
   American Century Equity Income
      Fund -- A Class 2008                 1.35% to 1.70%   7,961   8.18 to 8.17         65       1.80%    (29.15)% to (29.40)%
American Century Government Income Trust
   American Century Inflation-Adjusted
      Bond Fund -- Advisor Class 2008      1.35% to 1.70% 106,892   9.45 to 9.43      1,010       1.52%      (9.20)% to (9.52)%
BlackRock Basic Value Fund, Inc.
   BlackRock Basic Value Fund --
      Investor A 2008                      1.35% to 1.35%   5,605   6.58 to 6.58         37       2.65%    (51.29)% to (51.29)%
BlackRock Global Allocation Fund, Inc.
   BlackRock Global Allocation Fund --
      Investor A 2008                      1.35% to 1.70% 427,700   7.77 to 7.76      3,320       6.39%    (35.16)% to (35.39)%
Calamos Investment Trust
   Calamos Growth Fund -- Class A
      2008                                 1.35% to 1.70%  31,936   5.12 to 5.11        163       0.00%    (68.37)% to (68.48)%
Cohen & Steers Global Realty Shares, Inc.
   Cohen & Steers Global Realty Shares --
      Class A 2008                         1.35% to 1.70%  18,828   5.70 to 5.69        107       4.82%    (61.95)% to (62.08)%
Columbia Acorn Trust
   Columbia Acorn Fund -- Class A
      2008                                 1.35% to 1.70%  45,864   6.19 to 6.18        284       0.00%    (56.10)% to (56.26)%
Columbia Funds Series Trust
   Columbia Marsico 21st Century Fund --
      Class A 2008                         1.35% to 1.70%   8,810   5.91 to 5.90         52       0.00%    (59.50)% to (59.64)%
   Columbia Marsico International
      Opportunities Fund -- Class A 2008   1.35% to 1.70% 231,718   5.11 to 5.10      1,183       0.00%    (68.46)% to (68.58)%
   Columbia Mid Cap Value Fund -- Class A
      2008                                 1.35% to 1.70%  40,094   5.99 to 5.98        240       1.33%    (58.54)% to (58.69)%
Davis New York Venture Fund, Inc.
   Davis New York Venture Fund -- Class A
      2008                                 1.35% to 1.70% 179,971   6.15 to 6.14      1,106       2.39%    (56.59)% to (56.74)%
Eaton Vance Mutual Funds Trust
   Eaton Vance Floating-Rate Fund --
      Class A 2008                         1.35% to 1.70%  34,459   7.04 to 7.02        242       3.49%    (45.33)% to (45.52)%
Eaton Vance Special Investment Trust
   Eaton Vance Large-Cap Value Fund --
      Class A 2008                         1.35% to 1.70% 140,348   6.58 to 6.57        923       1.14%    (51.27)% to (51.44)%
Evergreen Equity Trust
   Evergreen Enhanced S&P 500 Fund --
      Class A 2008                         1.35% to 1.70%  80,167   6.74 to 6.72        539       1.22%    (49.30)% to (49.48)%
   Evergreen Intrinsic Value Fund --
      Class A 2008                         1.35% to 1.35%   8,939   6.51 to 6.51         58       0.73%    (52.17)% to (52.17)%

                                           EXPENSES AS A                                       INVESTMENT
                                            % OF AVERAGE                           NET ASSETS    INCOME
                                           NET ASSETS(1)   UNITS     UNIT VALUE       000s      RATIO(2)     TOTAL RETURN(3)
                                           -------------  -------  --------------  ----------  ----------  -------------------
Evergreen Money Market Trust
   Evergreen Treasury Money Market Fund
      -- Class A 2008                      1.35% to 1.70% 574,201   9.96 to 9.94      5,715       0.09%     (0.65)% to (1.00)%
Federated Equity Funds
   Federated Kaufmann Fund -- Class A
      2008                                 1.65% to 1.65%     784   6.27 to 6.27          5       0.00%    (55.21)% to (55.21)%
Fidelity Advisor Series I
   Fidelity Advisor Balanced Fund --
      Class A 2008                         1.35% to 1.70%  23,592   6.85 to 6.84        161       1.05%    (47.78)% to (47.96)%
   Fidelity Advisor Leveraged Company
      Stock Fund -- Class A 2008           1.35% to 1.70%  16,705   4.22 to 4.22         71       0.86%    (77.25)% to (77.33)%
Fidelity Advisor Series II
   Fidelity Advisor Mid Cap II Fund --
      Class A 2008                         1.35% to 1.70%  37,170   6.19 to 6.17        230       0.00%    (56.19)% to (56.35)%
Fidelity Contrafund
   Fidelity Advisor New Insights Fund --
      Class A 2008                         1.35% to 1.70%  53,189   6.42 to 6.41        341       0.00%    (53.32)% to (53.48)%
Franklin Templeton Fund Allocator Series
   Franklin Templeton Founding Funds
      Allocation Fund -- Class A 2008      1.35% to 1.70% 228,007   6.48 to 6.47      1,477       8.11%    (52.49)% to (52.66)%
Franklin Value Investors Fund
   Franklin Small Cap Value Fund --
      Class A 2008                         1.35% to 1.70%  18,995   6.39 to 6.37        121       1.26%    (53.72)% to (53.89)%
GE Funds
   GE Strategic Investment Fund --
      Class A 2008                         1.35% to 1.70% 308,780   7.02 to 7.01      2,165       3.68%    (45.54)% to (45.73)%
Janus Adviser Series
   Janus Adviser Forty Fund -- Class A
      2008                                 1.35% to 1.70%   2,796   5.27 to 5.26         15       0.00%    (66.70)% to (66.82)%
Jennison 20/20 Focus Fund
   Jennison 20/20 Focus Fund -- Class A
      2008                                 1.35% to 1.70% 124,818   5.75 to 5.74        717       0.00%    (61.38)% to (61.51)%
Jennison Natural Resources Fund, Inc.
   Jennison Natural Resources Fund, Inc.
      -- Class A 2008                      1.35% to 1.70% 138,361   4.08 to 4.07        564       4.56%    (78.60)% to (78.67)%
JPMorgan Trust II
   JP Morgan Core Bond Fund -- Class A
      2008                                 1.35% to 1.70% 122,616  10.16 to 10.14     1,244       2.94%          2.71% to 2.35%
   JP Morgan Investor Growth & Income
      Fund -- Class A 2008                 1.35% to 1.70%   8,152   7.31 to 7.29         59       1.75%    (41.65)% to (41.86)%
Legg Mason Value Trust, Inc.
   Legg Mason Value Trust, Inc. --
      Financial Intermediary Class 2008    1.35% to 1.35%   1,107   5.47 to 5.47          6       0.00%    (64.56)% to (64.56)%
Lord Abbett Affiliated Fund, Inc.
   Lord Abbett Affiliated Fund -- Class A
      2008                                 1.35% to 1.65%   5,647   6.75 to 6.73         38       1.66%    (49.16)% to (49.31)%

                                           EXPENSES AS A                                       INVESTMENT
                                            % OF AVERAGE                           NET ASSETS    INCOME
                                           NET ASSETS(1)   UNITS     UNIT VALUE       000s      RATIO(2)     TOTAL RETURN(3)
                                           -------------  -------  --------------  ----------  ----------  -------------------
Lord Abbett Bond -- Debenture Fund
   Lord Abbett Bond -- Debenture Fund --
      Class A 2008                         1.35% to 1.65%   2,171   7.84 to 7.83         17       2.39%    (34.17)% to (34.37)%
Lord Abbett Mid-Cap Value Fund, Inc.
   Lord Abbett Mid-Cap Value Fund --
      Class A 2008                         1.35% to 1.65%  12,308   6.33 to 6.32         78       3.38%    (54.39)% to (54.53)%
Oppenheimer Capital Appreciation Fund
   Oppenheimer Capital Appreciation Fund
      -- Class A 2008                      1.35% to 1.35%   3,816   5.48 to 5.48         21       0.00%    (64.45)% to (64.45)%
Oppenheimer Global Fund
   Oppenheimer Global Fund -- Class A
      2008                                 1.35% to 1.70% 256,013   6.18 to 6.16      1,580       3.75%    (56.30)% to (56.45)%
Oppenheimer Main Street Funds, Inc.
   Oppenheimer Main Street Fund --
      Class A 2008                         1.35% to 1.40%   4,149   6.35 to 6.34         26       1.35%    (54.23)% to (54.25)%
Oppenheimer Main Street Small Cap Fund
   Oppenheimer Main Street Small Cap Fund
      -- Class A 2008                      1.35% to 1.70%  40,111   6.25 to 6.24        251       0.00%    (55.37)% to (55.53)%
PIMCO Funds
   PIMCO High Yield Fund -- Class A
      2008                                 1.35% to 1.70%  38,161   7.44 to 7.43        284       4.83%    (39.80)% to (40.01)%
   PIMCO Long Term U.S. Government Fund
      -- Class A 2008                      1.35% to 1.70%  43,883  11.13 to 11.11       488       3.32%        20.17% to 19.75%
   PIMCO Low Duration Fund -- Class A
      2008                                 1.35% to 1.70% 150,868   9.59 to 9.57      1,445       3.97%      (6.95)% to (7.28)%
   PIMCO Total Return Fund -- Class A
      2008                                 1.35% to 1.70% 225,692  10.04 to 10.02     2,264       7.69%          0.74% to 0.38%
Putnam Investment Funds
   Putnam International Capital
      Opportunities Fund -- Class A 2008   1.65% to 1.65%     352   5.19 to 5.19          2       2.82%    (67.59)% to (67.59)%
T.  Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Appreciation
      Fund -- Advisor Class 2008           1.35% to 1.70%  49,606   7.13 to 7.12        353       2.93%    (44.05)% to (44.25)%
T. Rowe Price Equity Income Fund
   T. Rowe Price Equity Income Fund --
      Advisor Class 2008                   1.35% to 1.70%  23,817   6.70 to 6.69        160       2.22%    (49.69)% to (49.87)%
T. Rowe Price Growth Stock Fund, Inc.
   T. Rowe Price Growth Stock Fund --
      Advisor Class 2008                   1.35% to 1.70% 116,164   5.98 to 5.97        694       0.48%    (58.63)% to (58.78)%
Thornburg Investment Trust
   Thornburg Core Growth Fund -- Class A
      2008                                 1.40% to 1.70%   1,494   5.69 to 5.68          8       0.00%    (62.08)% to (62.19)%
   Thornburg International Value Fund --
      Class A 2008                         1.35% to 1.70%  17,737   6.15 to 6.14        109       0.70%    (56.65)% to (56.80)%

                                           EXPENSES AS A                                       INVESTMENT
                                            % OF AVERAGE                           NET ASSETS    INCOME
                                           NET ASSETS(1)   UNITS     UNIT VALUE       000s      RATIO(2)     TOTAL RETURN(3)
                                           -------------  -------  --------------  ----------  ----------  -------------------
Van Kampen Comstock Fund
   Van Kampen Comstock Fund -- Class A
      2008                                 1.35% to 1.70%  15,912   6.83 to 6.81        109       1.67%    (48.12)% to (48.30)%

----------
(1) Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2) The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.

(3) The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements

                         Year ended December 31, 2008

    (With Report of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                   Page
                                                                                                   ----
Report of KPMG LLP, Independent Registered Public Accounting Firm.................................  F-1
Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006............  F-2
Consolidated Balance Sheets as of December 31, 2008 and 2007......................................  F-3
Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2008,
  2007 and 2006...................................................................................  F-4
Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006........  F-5
Notes to Consolidated Financial Statements........................................................  F-6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 2, 2009

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                          Years ended December 31,
                                   -                                    ----------------------------
                                                                          2008      2007      2006
                                                                        --------  --------  --------
Revenues:
Premiums............................................................... $1,068.5  $1,063.2  $1,132.3
Net investment income..................................................    948.3   1,189.9   1,116.9
Net investment gains (losses)..........................................   (936.7)    (91.1)      3.1
Policy fees and other income...........................................    607.7     491.3     382.8
                                                                        --------  --------  --------
   Total revenues......................................................  1,687.8   2,653.3   2,635.1
                                                                        --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves..........................  1,138.8   1,105.4   1,101.9
Interest credited......................................................    450.7     541.3     496.7
Acquisition and operating expenses, net of deferrals...................    270.2     244.2     242.5
Amortization of deferred acquisition costs and intangibles.............    244.0     151.4     112.0
Interest expense.......................................................    168.1     205.1     134.0
                                                                        --------  --------  --------
   Total benefits and expenses.........................................  2,271.8   2,247.4   2,087.1
                                                                        --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary............................................   (584.0)    405.9     548.0
Provision (benefit) for income taxes...................................   (212.3)    101.3     188.4
                                                                        --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary...........................................................   (371.7)    304.6     359.6
Equity in net income (loss) of unconsolidated subsidiary...............    (37.6)     19.1        --
                                                                        --------  --------  --------
Net income (loss)...................................................... $ (409.3) $  323.7  $  359.6
                                                                        ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                         December 31,
                                                                                     --------------------
                                                                                        2008       2007
                                                                                     ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value.................. $10,771.7  $15,237.3
       Equity securities available-for-sale, at fair value..........................      90.0       64.0
       Commercial mortgage loans....................................................   2,704.1    2,968.1
       Policy loans.................................................................     505.8      466.8
       Other invested assets ($338.9 and $399.8 restricted).........................   2,991.8    1,437.5
                                                                                     ---------  ---------
              Total investments.....................................................  17,063.4   20,173.7
   Cash and cash equivalents........................................................   2,120.2      616.4
   Accrued investment income........................................................     158.7      167.4
   Deferred acquisition costs.......................................................   3,294.8    2,962.2
   Goodwill.........................................................................     450.9      450.9
   Intangible assets................................................................     641.5      502.3
   Reinsurance recoverable..........................................................   8,490.7    8,670.6
   Other assets.....................................................................     648.7      427.8
   Separate account assets..........................................................   8,501.9   12,005.8
                                                                                     ---------  ---------
              Total assets.......................................................... $41,370.8  $45,977.1
                                                                                     =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits....................................................... $ 9,936.2  $ 9,809.4
       Policyholder account balances................................................  14,017.3   13,962.3
       Liability for policy and contract claims.....................................     280.9      263.1
       Unearned premiums............................................................      19.2       21.4
       Deferred income tax liability................................................     323.8    1,077.9
       Non-recourse funding obligations.............................................   3,555.0    3,555.0
       Other liabilities ($396.5 and $415.1 restricted).............................   1,519.5      995.8
       Separate account liabilities.................................................   8,501.9   12,005.8
                                                                                     ---------  ---------
              Total liabilities.....................................................  38,153.8   41,690.7
                                                                                     ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)....................................................      25.6       25.6
       Additional paid-in capital...................................................   4,686.7    4,071.6
                                                                                     ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)..................................  (1,649.7)    (338.2)
          Derivatives qualifying as hedges..........................................      46.1        4.9
                                                                                     ---------  ---------
       Total accumulated other comprehensive income (loss)..........................  (1,603.6)    (333.3)
       Retained earnings............................................................     108.3      522.5
                                                                                     ---------  ---------
              Total stockholder's equity............................................   3,217.0    4,286.4
                                                                                     ---------  ---------
              Total liabilities and stockholder's equity............................ $41,370.8  $45,977.1
                                                                                     =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholder's
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2005......  $ 120.0  $25.6   $4,020.1    $    81.7   $ 358.1    $ 4,605.5
                                                                                            ---------
Comprehensive income (loss):
   Net income.........................       --     --         --           --     359.6        359.6
   Net unrealized gains (losses) on
     investment securities............       --     --         --        (62.4)       --        (62.4)
   Derivatives qualifying as hedges...       --     --         --         (0.6)       --         (0.6)
   Additional minimum pension
     liability........................       --     --         --          3.3        --          3.3
                                                                                            ---------
Total comprehensive income (loss).....                                                          299.9
Redemption of preferred stock.........    (10.0)    --         --           --        --        (10.0)
Dividends and other transactions with
  stockholders........................       --     --        5.2           --    (456.9)      (451.7)
                                        -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2006......    110.0   25.6    4,025.3         22.0     260.8      4,443.7
                                                                                            ---------
Comprehensive income (loss):
   Net income.........................       --     --         --           --     323.7        323.7
   Net unrealized gains (losses) on
     investment securities............       --     --         --       (359.9)       --       (359.9)
   Derivatives qualifying as hedges...       --     --         --          4.6        --          4.6
                                                                                            ---------
Total comprehensive income (loss).....                                                          (31.6)
Redemption of preferred stock.........   (110.0)    --         --           --        --       (110.0)
Dividends and other transactions with
  stockholder.........................       --     --       46.3           --     (62.0)       (15.7)
                                        -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2007......       --   25.6    4,071.6       (333.3)    522.5      4,286.4
                                                                                            ---------
Comprehensive income (loss):
   Net loss...........................       --     --         --           --    (409.3)      (409.3)
   Net unrealized gains (losses) on
     investment securities............       --     --         --     (1,311.5)       --     (1,311.5)
   Derivatives qualifying as hedges...       --     --         --         41.2        --         41.2
                                                                                            ---------
Total comprehensive income (loss).....                                                       (1,679.6)
Capital contribution..................       --     --      610.9           --        --        610.9
Other transactions with stockholder...       --     --        4.2           --      (4.9)        (0.7)
                                        -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2008......  $    --  $25.6   $4,686.7    $(1,603.6)  $ 108.3    $ 3,217.0
                                        =======  =====   ========    =========   =======    =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                               Years ended December 31,
                                                                           -------------------------------
                                                                              2008       2007       2006
                                                                           ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)...................................................... $  (409.3) $   323.7  $   359.6
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Net investments (gains) losses.....................................     936.7       91.1       (3.1)
       Equity in net (income) loss of unconsolidated subsidiary...........      37.6      (19.1)        --
       Charges assessed to policyholders..................................    (364.3)    (349.5)    (295.2)
       Net increase (decrease) in trading and derivative instruments......     199.8      (94.9)     (70.8)
       Amortization of fixed maturity discounts and premiums..............      36.7       (7.4)       0.3
       Acquisition costs deferred.........................................    (399.9)    (488.3)    (489.1)
       Amortization of deferred acquisition costs and intangibles.........     244.0      151.4      112.0
       Deferred income taxes..............................................    (108.4)     215.7      236.0
   Change in certain assets and liabilities:
       Accrued investment income and other assets.........................    (105.3)    (139.6)      68.7
       Insurance reserves.................................................     819.2      707.5      708.9
       Other liabilities and other policy-related balances................     (96.5)     (48.4)      (3.2)
                                                                           ---------  ---------  ---------
   Net cash from operating activities.....................................     790.3      342.2      624.1
                                                                           ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities..........................................   1,812.5    2,419.7    2,627.8
       Commercial mortgage loans..........................................     297.1      505.6      228.0
   Proceeds from sales of investments:
       Fixed maturity and equity securities...............................   1,152.1    1,477.1      950.7
   Purchases and originations of investments:
       Fixed maturity and equity securities...............................  (1,305.4)  (4,477.9)  (6,187.2)
       Commercial mortgage loans..........................................     (31.4)    (692.1)    (461.4)
   Other invested assets, net.............................................  (1,026.0)    (148.2)     (12.0)
   Cash related to transfer of subsidiary to an affiliate.................        --      (27.0)        --
   Policy loans, net......................................................     (39.0)     (11.2)     (15.2)
                                                                           ---------  ---------  ---------
   Net cash from investing activities.....................................     859.9     (954.0)  (2,869.3)
                                                                           ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts.........................   3,999.4    4,582.0    5,237.1
   Redemption and benefit payments on investment contracts................  (4,746.8)  (4,450.9)  (4,047.0)
   Proceeds from short-term borrowings and other, net.....................     272.8      518.2      423.0
   Payments on short-term borrowings......................................    (271.8)    (522.4)    (394.4)
   Proceeds from issuance of non-recourse funding obligations.............        --      790.0    1,365.0
   Capital contribution from parent.......................................     600.0         --         --
   Redemption of preferred stock..........................................        --     (110.0)     (10.0)
   Dividends paid to stockholders.........................................        --       (2.5)    (459.7)
                                                                           ---------  ---------  ---------
   Net cash from financing activities.....................................    (146.4)     804.4    2,114.0
                                                                           ---------  ---------  ---------
   Net change in cash and cash equivalents................................   1,503.8      192.6     (131.2)
Cash and cash equivalents at beginning of year............................     616.4      423.8      555.0
                                                                           ---------  ---------  ---------
Cash and cash equivalents at end of year.................................. $ 2,120.2  $   616.4  $   423.8
                                                                           =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2008, 2007 and 2006

(1) Formation and Nature of Business

   (a) Formation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited ("BLAC"). On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity. For periods beginning after December 31, 2006, AML was not included in our consolidated financial statements.

   On January 1, 2007, we transferred assets of $1,377.2 million, including cash and cash equivalents of $27.0 million and liabilities of $1,091.2 million of AML to GLICNY in exchange for an investment in GLICNY of $334.4 million, representing a 34.5% investment in GLICNY. Additionally, $2.1 million was recorded related to unrealized net investment gains and derivative items in equity related to the transfer. The transfer was recorded at book value as the entities were under common control, and accordingly, the difference of $46.3 million between the book value of AML and the investment in GLICNY was recorded as additional paid-in capital. Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2008 and 2007, the carrying value of our investment in GLICNY was $219.1 million and $346.5 million, respectively, and was included in other invested assets.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V"), River Lake Holding Company V, LLC, River Lake Insurance Company VI ("River Lake VI") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (b) Nature of Business

   We have two segments: (i) Protection; and (ii) Retirement Income and Institutional.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance and Medicare supplement insurance.

   Retirement Income and Institutional contracts include fixed and variable immediate and deferred individual annuities, variable life insurance products, funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies. In 2006, we discontinued the sale of structured settlement annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-than-temporary impairments on available-for-sale securities

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. For debt securities, the primary factors considered in our evaluation are: (a) the length of time and the extent to which the fair value has been or is expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer and
(c) whether the debtor is current on contractually obligated interest and principal payments. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we recognize an impairment charge. When there has been an adverse change in underlying future cash flows on lower quality securities that represent an interest in securitized financial assets, we recognize an impairment charge.

   Estimating the underlying future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The evaluation of impairments is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period net income (loss). The assessment of whether such impairment has occurred is based on management's evaluation of the underlying reasons for the decline in fair value at the individual security level. We deem an individual investment to be other-than-temporarily impaired when management concludes it is probable that we will not receive timely payment of the cash flows contractually stipulated for the investment. We regularly monitor our investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified in a timely manner and that any impairment is charged against net income (loss) in the proper period.

   In addition to consideration of all available information, we also consider our intent and ability to retain a temporarily depressed security until recovery. We believe that our intent and ability to hold an investment, along with the ability of the investment to generate cash flows that have not changed adversely, are the primary factors in assessing whether we recognize an impairment charge.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based upon the difference between the book value of a security and its fair value.

   (e) Fair Value Measurements

   As defined in Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We hold fixed maturity and equity securities, trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. SFAS No. 157 requires all assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

instruments. All significant inputs are observable, or derived from observable, information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

price quotations; time value and volatility factors underlying options; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   (f) Commercial Mortgage Loans

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, U.S. government agency securities, and highly rated asset-backed and corporate debt securities, all of which have maturity dates of less than three years. The fair value of securities loaned under the securities lending program was $121.0 million and $146.2 million as of December 31, 2008 and 2007, respectively. As of December 31, 2008 and 2007, the fair value of collateral held under the securities lending program was $128.0 million and $152.4 million, respectively, and the offsetting obligation to return collateral of $128.2 million and $152.4 million, respectively, was included in other liabilities on the consolidated balance sheets. We had no non-cash collateral as of December 31, 2008 and 2007.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the year ended December 31, 2008, we recorded a $46.1 million charge to DAC related to our loss recognition testing. For the years ended December 31, 2007 and 2006, no charges to income were recorded as a result of our DAC recoverability or loss recognition testing.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2008, 2007 and 2006, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   There was no goodwill impairment charge recorded in 2008, 2007 or in 2006. See note 6 for additional information related to goodwill.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income
(loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (o) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims. Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled, if there is no change in the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax-sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (r) Variable Interest Entities

   We are involved in certain entities that are considered variable interest entities ("VIEs") as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders. We also have retained interests in VIEs where we are the servicer and transferor of certain assets that were sold to a newly created VIE and are also the servicer for certain VIEs. As of December 31, 2008 and 2007, we were not required to consolidate any VIEs as a result of our interest in any of the respective entities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (s) Accounting Changes

   Impairment Guidance of EITF Issue No. 99-20

   On December 31, 2008, we adopted FASB Staff Position ("FSP") EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20. The FSP amends the impairment guidance effective October 1, 2008 for investments that are subject to FASB Emerging Issues Task Force ("EITF") Issue No. 99-20 requiring all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of FSP EITF 99-20-1 did not have a material impact on our consolidated financial statements.

   Transfers of Financial Assets and Interests in Variable Interest Entities

   On December 31, 2008, we adopted FSP FAS 140-4 and FASB Interpretation ("FIN") 46(R)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities. The FSP amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. FSP FAS 140-4 and FIN 46(R)-8 did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of FSP FAS 133-1 and FIN 45-4 did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments on Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the U.S Securities and Exchange Commission, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Fair Value Measurements

   On January 1, 2008, we adopted SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of SFAS
No. 157 did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of SFAS No. 157 under the provisions of FSP FAS 157-2, which amends SFAS
No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the FSP, we will delay the application of SFAS No. 157 for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. On October 10, 2008, we adopted FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market For That Asset Is Not Active. The FSP provides guidance and clarification on how

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

management's internal assumptions, observable market information and market quotes are considered when applying SFAS No. 157 in inactive markets. The adoption of FSP FAS 157-3 did not have a material impact on our consolidated financial statements.

   Fair Value Option for Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of SFAS No. 159 did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the statement.

   Amendment of FASB Interpretation No. 39

   On January 1, 2008, we adopted FSP FIN No. 39-1, Amendment of FASB Interpretation No. 39. This FSP amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts, to allow fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. The FSP also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts in accordance with FIN No. 39, as amended. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FIN No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, the total amount of unrecognized tax benefits was $74.3 million, of which, $53.3 million, if recognized, would affect the effective tax rate.

   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of SOP 05-1 had no impact on our consolidated results of operations and financial position.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (t) Accounting Pronouncements Not Yet Adopted

   In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133. This statement requires enhanced disclosures about an entity's derivative and hedging activities. SFAS No. 161 will be effective for us on January 1, 2009. We do not expect SFAS No. 161 to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements--an amendment of ARB No. 51. This statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will be effective for us on January 1, 2009 and will be applied prospectively as of the effective date. We do not expect SFAS No. 160 to have a material impact on our consolidated financial statements.

(3) Investments

   (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                                 2008     2007      2006
---------------------                                ------  --------  --------
Fixed maturity securities--taxable.................. $773.6  $  928.0  $  864.9
Commercial mortgage loans...........................  168.4     183.8     184.0
Equity securities...................................    3.5       3.9       0.8
Other investments...................................   (1.4)     71.0      58.7
Policy loans........................................   29.7      28.2      30.1
                                                     ------  --------  --------
   Gross investment income before expenses and fees.  973.8   1,214.9   1,138.5
Expenses and fees...................................  (25.5)    (25.0)    (21.6)
                                                     ------  --------  --------
   Net investment income............................ $948.3  $1,189.9  $1,116.9
                                                     ======  ========  ========

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

 (Amounts in millions)                                  2008    2007    2006
 ---------------------                                -------  ------  ------
 Available-for-sale securities:
    Realized gains on sale........................... $  31.7  $  9.8  $ 24.7
    Realized losses on sale..........................   (56.2)  (30.2)  (25.7)
 Impairments.........................................  (820.7)  (62.4)   (0.5)
 Derivatives and other...............................   (93.6)   (3.8)    5.7
 Net unrealized gains (losses) on trading securities.     2.6    (2.6)   (1.1)
 Commercial mortgage loan loss reserve...............    (0.5)   (1.9)     --
                                                      -------  ------  ------
    Net investments gains (losses)................... $(936.7) $(91.1) $  3.1
                                                      =======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                                                              2008      2007    2006
---------------------                                                           ---------  -------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities................................................... $(2,565.1) $(508.1) $ 69.0
   Equity securities...........................................................      (9.6)     3.5     1.2
   Restricted other invested assets............................................     (57.6)   (15.3)   (6.8)
   Investment in unconsolidated subsidiary.....................................    (152.5)   (10.5)     --
   Other invested assets.......................................................       0.7       --      --
                                                                                ---------  -------  ------
       Subtotal................................................................  (2,784.1)  (530.4)   63.4
                                                                                ---------  -------  ------
Adjustments to present value of future profits and deferred acquisitions costs.     311.4     12.3   (30.2)
Deferred income taxes, net.....................................................     823.0    179.9   (11.5)
                                                                                ---------  -------  ------
Net unrealized investment gains (losses)....................................... $(1,649.7) $(338.2) $ 21.7
                                                                                =========  =======  ======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                                              2008      2007     2006
---------------------                                                           ---------  -------  -------
Net unrealized investment gains (losses) as of January 1....................... $  (338.2) $  21.7  $  84.1
                                                                                ---------  -------  -------
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................  (3,097.8)  (673.8)  (122.5)
   Adjustment to deferred acquisition costs....................................     150.8     14.8      4.7
   Adjustment to present value of future profits...............................     148.3     27.7     20.8
   Provision for deferred income taxes.........................................     938.5    219.4     33.5
                                                                                ---------  -------  -------
       Change in unrealized gains (losses) on investment securities............  (1,860.2)  (411.9)   (63.5)
Reclassification adjustments to net investment (gains) losses, net of deferred
  taxes of $(295.4), $(28.0) and $(0.5)........................................     548.7     52.0      1.1
                                                                                ---------  -------  -------
Net unrealized investment gains (losses) as of December 31..................... $(1,649.7) $(338.2) $  21.7
                                                                                =========  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                       Gross      Gross
                                                         Amortized   unrealized unrealized
(Amounts in millions)                                   cost or cost   gains      losses   Fair value
---------------------                                   ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities..........................................  $   158.3     $15.9    $      --  $   174.2
   Government--non-U.S.................................      178.7       3.9        (20.4)     162.2
   U.S. corporate......................................    6,209.1      30.7       (856.5)   5,383.3
   Corporate--non-U.S..................................    1,815.1       3.7       (481.7)   1,337.1
   Mortgage and asset-backed...........................    4,975.6      26.6     (1,287.3)   3,714.9
                                                         ---------     -----    ---------  ---------
       Total fixed maturity securities.................   13,336.8      80.8     (2,645.9)  10,771.7
Equity securities......................................       99.6       0.9        (10.5)      90.0
                                                         ---------     -----    ---------  ---------
       Total available-for-sale securities.............  $13,436.4     $81.7    $(2,656.4) $10,861.7
                                                         =========     =====    =========  =========

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                       Gross      Gross
                                                         Amortized   unrealized unrealized
(Amounts in millions)                                   cost or cost   gains      losses   Fair value
---------------------                                   ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities..........................................  $   189.3     $ 18.0    $  (0.1)  $   207.2
   Government--non-U.S.................................      293.0       28.1       (1.4)      319.7
   U.S. corporate......................................    6,983.1       99.6     (207.3)    6,875.4
   Corporate--non-U.S..................................    1,881.6        9.5      (79.7)    1,811.4
   Mortgage and asset-backed...........................    6,398.4       25.7     (400.5)    6,023.6
                                                         ---------     ------    -------   ---------
       Total fixed maturity securities.................   15,745.4      180.9     (689.0)   15,237.3
Equity securities......................................       60.5        3.6       (0.1)       64.0
                                                         ---------     ------    -------   ---------
       Total available-for-sale securities.............  $15,805.9     $184.5    $(689.1)  $15,301.3
                                                         =========     ======    =======   =========

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2008 was $443.9 million, which was approximately 88.8% of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                                Less than 12 months               12 months or more
                                          -------------------------------- --------------------------------
                                                       Gross                            Gross
                                                     unrealized    # of               unrealized    # of
(Dollar amounts in millions)              Fair value   losses   securities Fair value   losses   securities
----------------------------              ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   Government--non-U.S...................  $  105.9   $ (14.9)      51      $    8.3  $    (5.5)      12
   U.S. corporate........................   2,357.5    (264.7)     428       2,115.4     (591.8)     367
   Corporate--non-U.S....................     561.9    (118.3)     148         675.4     (363.4)     109
   Asset-backed..........................     180.4     (14.7)      46       1,758.7     (513.4)     253
   Mortgage-backed.......................     324.0     (72.8)     126         958.1     (686.4)     337
                                           --------   -------      ---      --------  ---------    -----
   Subtotal, fixed maturity securities...   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
Equity securities........................      25.3     (10.1)       3           1.7       (0.4)       4
                                           --------   -------      ---      --------  ---------    -----
Total temporarily impaired securities....  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                           ========   =======      ===      ========  =========    =====
% Below cost--fixed maturity securities:
   (less than)20% Below cost.............  $3,016.3   $(241.1)     595      $2,957.6  $  (326.2)     436
   20-50% Below cost.....................     494.0    (222.7)     175       2,079.2   (1,030.9)     433
   (greater than)50% Below cost..........      19.4     (21.6)      29         479.1     (803.4)     209
                                           --------   -------      ---      --------  ---------    -----
   Total fixed maturity securities.......   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
                                           --------   -------      ---      --------  ---------    -----
% Below cost--equity securities:
   (less than)20% Below cost.............       1.9      (0.4)       1           1.0       (0.2)       1
   20-50% Below cost.....................      23.4      (9.7)       2           0.7       (0.2)       3
                                           --------   -------      ---      --------  ---------    -----
   Total equity securities...............      25.3     (10.1)       3           1.7       (0.4)       4
                                           --------   -------      ---      --------  ---------    -----
Total temporarily impaired securities....  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                           ========   =======      ===      ========  =========    =====
Investment grade.........................  $3,269.5   $(436.1)     625      $5,251.9  $(2,021.8)     969
Below investment grade...................     285.5     (59.4)     177         265.7     (139.1)     113
                                           --------   -------      ---      --------  ---------    -----
Total temporarily impaired securities....  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                           ========   =======      ===      ========  =========    =====

   The investment securities in an unrealized loss position as of December 31, 2008 consisted of 1,884 securities and accounted for unrealized losses of $2,656.4 million. Of these unrealized losses, 92.5% were investment grade (rated AAA through BBB-) and 21.4% were less than 20% below cost. The securities less than 20% below cost were primarily corporate securities and mortgage-backed and asset-backed securities. The amount of the unrealized loss on these securities was primarily attributable to widening credit spreads during 2008.

   Of the 78.6% of unrealized losses that were more than 20% below cost, approximately 47.2% were U.S. and non-U.S. corporate securities and approximately 52.4% were mortgage-backed and asset-backed securities.

  . Of the U.S. and non-U.S. corporate securities, the majority were issued by banks and other financial institutions, most of which have been in an unrealized loss position for twelve months or more. Most of these securities retain a credit rating of investment grade. The remaining unrealized losses in our U.S.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

     and non-U.S. corporate securities are evenly distributed across all other major industry types that comprise our corporate bond holdings. Given the current market conditions, including current financial industry events and uncertainty around economic conditions, the fair value of these securities has declined due to widening credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events, along with our ability and intent to retain these investments for a period of time sufficient to allow for full recovery in value or until maturity. Based on this evaluation, we determined that these securities were temporarily impaired as of December 31, 2008.

  . A subset of the securities issued by banks and other financial institutions represent investments in hybrid instruments on which a debt impairment model was employed. The majority of these hybrid securities was with foreign financial institutions and retains a credit rating of investment grade. A small number of these securities are rated below investment grade and therefore on these securities we employ an equity impairment model. The fair value of these securities has been impacted by widening credit spreads which reflect current financial industry events including uncertainty surrounding the level and type of government support of European financial institutions, potential capital restructuring of these institutions and the risk that these institutions could be nationalized.

  . Most of the unrealized losses related to mortgage-backed and asset-backed securities have been in an unrealized loss position for twelve months or more. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. Rating agencies have actively reviewed the credit quality ratings on these securities and these securities remain primarily investment grade. We have examined the performance of the underlying collateral and expect that our investments in mortgage-backed and asset-backed securities will continue to perform in accordance with their contractual terms with no adverse changes in cash flows.

   Of the investment securities in an unrealized loss position for twelve months or more as of December 31, 2008, 79 securities were 20% or more below cost and below investment grade (rated BB+ and below). These securities accounted for unrealized losses of $163.3 million. These securities, which were issued primarily by corporations in the financial services, utilities, consumer cyclical and communication industries and residential mortgage-backed securities, were current on all terms.

   As of December 31, 2008, we expected to collect full principal and interest and we were not aware of any adverse changes in cash flows. We expect these investments to continue to perform in accordance with their original contractual terms and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investment, which may be at maturity. Accordingly, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2008.

   The preceding table includes certain hybrid securities with gross unrealized losses of approximately $8.8 million that were downgraded in early 2009. The rating actions, which were considered by management in our conclusion about whether such securities were other-than-temporarily impaired as of December 31, 2008, occurred after a capital restructuring announced by the issuer in January 2009. These subsequent events included rating downgrades to below investment grade that resulted in the assignment of split ratings by the rating agencies on these securities. As a result, in the first quarter of 2009, it is probable that we will apply the equity impairment model to such securities and application of this equity impairment model would lead us to recognize write-downs on such securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Despite the considerable analysis and rigor employed on these investments, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of asset-backed and mortgage-backed securities. Expectations that our investments in corporate securities will continue to perform in accordance with their contractual terms are based on evidence gathered through our normal credit surveillance process. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities. It is also reasonably possible that such unanticipated events would lead us to dispose of those certain holdings and recognize the effects of any market movements in our consolidated financial statements.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                                Less than 12 months               12 months or more
                                          -------------------------------- --------------------------------
                                                       Gross                            Gross
                                                     unrealized    # of               unrealized    # of
(Dollar amounts in millions)              Fair value   losses   securities Fair value   losses   securities
----------------------------              ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and
     government sponsored entities.......  $   16.7   $  (0.1)        2     $     --   $    --       --
   Government--non-U.S...................      26.1      (1.4)       19           --        --       --
   U.S. corporate........................   2,512.4    (114.3)      352      1,313.9     (93.0)     242
   Corporate--non-U.S....................     977.7     (48.9)      124        416.1     (30.8)      70
   Asset-backed..........................   2,271.2    (184.7)      281        873.9     (59.5)     106
   Mortgage-backed.......................   1,613.6    (106.7)      289        463.3     (49.6)     127
                                           --------   -------     -----     --------   -------      ---
   Subtotal, fixed maturity securities...   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
Equity securities........................        --        --        --          0.8      (0.1)       2
                                           --------   -------     -----     --------   -------      ---
Total temporarily impaired securities....  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                           ========   =======     =====     ========   =======      ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost.............  $7,210.4   $(308.9)      990     $2,991.2   $(183.9)     509
   20-50% Below cost.....................     172.2     (94.9)       54         69.5     (33.3)      28
   (greater than)50% Below cost..........      35.1     (52.3)       23          6.5     (15.7)       8
                                           --------   -------     -----     --------   -------      ---
   Total fixed maturity securities.......   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
                                           --------   -------     -----     --------   -------      ---
% Below cost--equity securities:
   (less than)20% Below cost.............        --        --        --          0.8      (0.1)       2
                                           --------   -------     -----     --------   -------      ---
   Total equity securities...............        --        --        --          0.8      (0.1)       2
                                           --------   -------     -----     --------   -------      ---
Total temporarily impaired securities....  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                           ========   =======     =====     ========   =======      ===

Investment grade.........................  $7,129.5   $(442.2)      982     $2,963.5   $(219.4)     508
Below investment grade...................     288.2     (13.9)       85        104.5     (13.6)      39
                                           --------   -------     -----     --------   -------      ---
Total temporarily impaired securities....  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                           ========   =======     =====     ========   =======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2008 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost
       (Amounts in millions)                      or cost     Fair value
       ---------------------                   -------------- ----------
       Due in one year or less................   $   441.0    $   439.1
       Due after one year through five years..     2,341.5      2,078.5
       Due after five years through ten years.     1,964.4      1,602.0
       Due after ten years....................     3,614.3      2,937.2
                                                 ---------    ---------
          Subtotal............................     8,361.2      7,056.8
       Mortgage and asset-backed..............     4,975.6      3,714.9
                                                 ---------    ---------
          Total...............................   $13,336.8    $10,771.7
                                                 =========    =========

   As of December 31, 2008, $1,197.6 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2008, securities issued by finance and insurance, utilities and energy, and consumer--non-cyclical industry groups represented approximately 29.4%, 22.2% and 12.2% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2008, we did not hold any fixed maturity securities which individually exceeded 10% of stockholder's equity.

   As of December 31, 2008 and 2007, $8.8 million and $8.2 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                         December 31,
                                                      --------------------------------------------------
                                                                2008                      2007
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Property Type
Office...............................................    $  729.4       26.9%      $  850.6       28.6%
Retail...............................................       711.9       26.3          747.4       25.2
Industrial...........................................       709.7       26.2          769.9       25.9
Apartments...........................................       277.0       10.2          315.9       10.6
Hotel................................................       254.7        9.4          254.1        8.5
Mixed use/other......................................        26.6        1.0           34.8        1.2
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,709.3      100.0%       2,972.7      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.2                       2.3
   Allowance for losses..............................        (7.4)                     (6.9)
                                                         --------                  --------
   Total.............................................    $2,704.1                  $2,968.1
                                                         ========                  ========

                                                                         December 31,
                                                      --------------------------------------------------
                                                                2008                      2007
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Geographic Region
South Atlantic.......................................    $  801.5       29.6%      $  873.6       29.4%
Pacific..............................................       690.7       25.5          739.7       24.9
Middle Atlantic......................................       347.4       12.8          390.4       13.1
East North Central...................................       268.0        9.9          312.3       10.5
Mountain.............................................       171.3        6.3          187.8        6.3
West North Central...................................       128.9        4.8          143.0        4.8
New England..........................................       117.5        4.3          120.4        4.1
East South Central...................................        98.5        3.6          108.1        3.6
West South Central...................................        85.5        3.2           97.4        3.3
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,709.3      100.0%       2,972.7      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.2                       2.3
   Allowance for losses..............................        (7.4)                     (6.9)
                                                         --------                  --------
   Total.............................................    $2,704.1                  $2,968.1
                                                         ========                  ========

   For the year ended December 31, 2008, there were no mortgage originations. For the year ended December 31, 2007, we originated $66.4 million of mortgages secured by real estate in California, which represented 9.6% of our total originations for that year. As of December 31, 2008, our total mortgage holdings secured by real estate in California was $490.6 million, which was 18.1% of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition. There were no impaired loans or non-income producing commercial mortgage loans as of or for December 31, 2008 or 2007.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                 (Amounts in millions)      2008  2007   2006
                 ---------------------      ---- -----  -----
                 Balance as of January 1... $6.9 $ 5.3  $11.0
                 Provision (release).......  0.5   1.9   (5.7)
                 Transfer of AML...........   --  (0.3)    --
                                            ---- -----  -----
                 Balance as of December 31. $7.4 $ 6.9  $ 5.3
                                            ==== =====  =====

   During 2006, we reduced our reserve for commercial loan losses from $11.0 million to $5.3 million reflecting continued strong credit performance in this portfolio.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                         --------------------------------------------------
                                                   2008                      2007
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Short-term investments..................    $  924.5       30.9%      $     --        -- %
Derivatives.............................       620.7       20.7          213.3       14.9
Derivatives counterparty collateral.....       384.9       12.9             --         --
Restricted other invested assets........       338.9       11.3          399.8       27.8
Limited partnerships....................       286.5        9.6          262.3       18.2
Investment in unconsolidated subsidiary.       219.1        7.3          346.5       24.1
Securities lending collateral...........       128.0        4.3          152.4       10.6
Trading securities......................        62.1        2.1           62.3        4.3
Other investments.......................        27.1        0.9            0.9        0.1
                                            --------      -----       --------      -----
   Total other invested assets..........    $2,991.8      100.0%      $1,437.5      100.0%
                                            ========      =====       ========      =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special purpose entity ("SPE") whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $361.5      $0.9      $(56.3)    $306.1
U.S. corporate............................    35.0       0.9        (3.1)      32.8
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $396.5      $1.8      $(59.4)    $338.9
                                            ======      ====      ======     ======

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $377.0      $0.7      $(16.1)    $361.6
U.S. corporate............................    38.1       0.4        (0.3)      38.2
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $415.1      $1.1      $(16.4)    $399.8
                                            ======      ====      ======     ======

   Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties. The scheduled maturity distribution of the restricted other invested assets as of December 31, 2008 was as follows:

                                                   Amortized
                                                     cost
        (Amounts in millions)                       or cost  Fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $ 19.5     $ 19.3
        Due after one year through five years.....   196.7      170.3
        Due after five years through ten years....   138.5      121.6
        Due after ten years.......................    41.8       27.7
                                                    ------     ------
           Total restricted other invested assets.  $396.5     $338.9
                                                    ======     ======

   As of December 31, 2008, $47.8 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2008, we did not hold any restricted other invested assets which individually exceeded 10% of stockholder's equity.

(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income (loss). We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                        2008   2007   2006
---------------------                                                        ----- -----  -----
Derivatives qualifying as effective accounting hedges as of January 1....... $ 4.9 $ 0.3  $ 0.9
Current period increases in fair value, net of deferred taxes of $0.0, $0.0
  and $0.0..................................................................  41.1   4.7     --
Reclassification to net income, net of deferred taxes of $0.0, $0.0
  and $0.3..................................................................   0.1  (0.1)  (0.6)
                                                                             ----- -----  -----
Derivatives qualifying as effective accounting hedges as of December 31..... $46.1 $ 4.9  $ 0.3
                                                                             ===== =====  =====

   Derivatives qualifying as effective accounting hedges contain $45.7 million and $4.6 million, net of taxes, as of December 31, 2008 and 2007, respectively, from our investment in GLICNY. The $45.7 million, net of taxes, recorded in stockholder's equity as of December 31, 2008 is expected to be reclassified to future income through our equity in income of unconsolidated subsidiary. The remaining $0.4 million, net of taxes, is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts were reclassified to income during the years ended December 31, 2008, 2007 or 2006 in connection with forecasted transactions that were no longer considered probable of occurring.

   Certain derivative instruments are designated as fair value hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded in income. In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in income. We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133:
(i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Positions in derivative instruments

   The fair value of derivative instruments is based upon either prices obtained from market sources or pricing valuation models utilizing market inputs obtained from market sources. The following table sets forth our positions in derivative instruments and the fair values as of the dates indicated:

                                             December 31,
                        -------------------------------------------------------
                                   2008                        2007
                        --------------------------- ---------------------------
                        Notional                    Notional
 (Amounts in millions)   value   Assets Liabilities  value   Assets Liabilities
 ---------------------  -------- ------ ----------- -------- ------ -----------
 Interest rate swaps... $4,460.2 $510.4    $62.1    $2,513.7 $ 73.8    $24.4
 Financial futures.....  1,278.8     --       --        12.5     --       --
 Equity index options..    511.3  104.9       --       877.6  115.6       --
 Limited guarantee.....    250.0    5.4       --       250.0   23.9       --
 Credit default swaps..     56.1     --      5.1          --     --       --
                        -------- ------    -----    -------- ------    -----
    Total derivatives.. $6,556.4 $620.7    $67.2    $3,653.8 $213.3    $24.4
                        ======== ======    =====    ======== ======    =====

   The fair value of derivative assets was recorded in other invested assets and the fair value of derivative liabilities was recorded in other liabilities. As of December 31, 2008 and 2007, the fair value presented in the preceding table included $442.7 million and $150.9 million, respectively, of derivative assets and $47.9 million and $14.5 million, respectively, of derivative liabilities that did not qualify for hedge accounting.

   The fair value of embedded derivatives associated with our GMWB product liabilities, not included in the table above, was $769.9 million and $30.3 million as of December 31, 2008 and 2007, respectively, and is presented in policyholder account balances with the associated liability.

   Genworth provides a limited parental guarantee to Rivermont I which is accounted for as a derivative under SFAS No. 133 and carried at fair value. This derivative does not qualify for hedge accounting and therefore changes in fair value are reported in net investment gains (losses) in the consolidated statements of income. As of December 31, 2008 and 2007, the fair value of this derivative was $5.4 million and $23.9 million, respectively, and was recorded in other invested assets.

   Income effects of derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2008, 2007 and 2006 was not material. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2008, 2007 and 2006 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in net investment gains (losses). For the years ended December 31, 2008, 2007 and 2006, the effect on pre-tax income (loss) was $640.8 million, $30.2 million and $(2.3) million, respectively. The effect on pre-tax income
(loss) for changes in fair value of embedded derivatives associated with our GMWB product liabilities was $(727.5) million, $(34.7) million and $5.4 million for the years ended December 31, 2008, 2007 and 2006, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Derivative counterparty credit risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. We have set individual counterparty limits and consider our exposure to each counterparty by taking into account the specific exposures of each of our subsidiaries to such counterparty on an aggregate basis. If a counterparty exceeds credit exposure limits in terms of amounts owed to us, unless an exception is granted by management, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. All of our master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2008, we could have been required to disburse up to $0.8 million and allowed to claim up to $199.5 million from counterparties. This represents the net fair value of losses and gains by counterparty, less $384.9 million of available collateral held. Of the $384.9 million of available collateral held, we were over collateralized by $30.1 million. As of December 31, 2008 and 2007, net fair value gains for each counterparty were $554.4 million and $193.1 million, respectively. As of December 31, 2008 and 2007, net fair value losses for each counterparty were $0.8 million and $4.2 million, respectively.

   Swaps and purchased options are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances. As of December 31, 2008, we retained collateral of $384.9 million related to these agreements including over collateralization from certain counterparties. Prior to the second quarter of 2008, there were no provisions requiring collateral for our derivative transactions. As of December 31, 2008 and 2007, we provided no collateral. The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for the obligation to return collateral retained by us and the right to reclaim collateral from counterparties was recorded in other liabilities and other assets, respectively.

   Credit derivatives

   We sell protection under single name credit default swaps in combination with purchasing other investments to reproduce characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value of the credit default swaps. In the event of default, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of the date indicated:

                                                       December 31, 2008
                                               ---------------------------------
(Amounts in millions)                          Notional value Assets Liabilities
---------------------                          -------------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..     $ 6.0       $--      $0.5
A
   Matures after one year through five years..      16.5        --       1.4
   Matures after five years through ten years.       5.0        --       0.3
BBB
   Matures after one year through five years..      23.6        --       2.8
   Matures after five years through ten years.       5.0        --       0.1
                                                   -----       ---      ----
   Total single name credit default swaps.....     $56.1       $--      $5.1
                                                   =====       ===      ====

(5) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended
December 31:

(Amounts in millions)                                                2008      2007      2006
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,955.5  $2,668.1  $2,162.4
   Costs deferred.................................................    399.9     488.3     489.1
   Amortization, net of interest accretion........................   (202.0)    (97.8)    (49.6)
   Transfer of AML................................................       --    (103.1)       --
   Transfer due to reinsurance transaction with an affiliate/(1)/.    (16.1)       --        --
   Adjustments/(2)/...............................................       --        --      66.2
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,137.3   2,955.5   2,668.1
   Accumulated effect of net unrealized investment (gains) losses.    157.5       6.7      (8.1)
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,294.8  $2,962.2  $2,660.0
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of a reinsurance transaction with an affiliate. /(2)/The adjustments were the result of a reclassification from future policy benefits.

   Loss recognition testing of our fee-based products in our Retirement Income and Institutional segment resulted in an increase in amortization of DAC of $46.1 million in 2008 reflecting unfavorable equity market performance.

   As of December 31, 2008, we believe all of our other businesses have sufficient future income where the related DAC would be recoverable under adverse variations in mortality, withdrawal or lapse rate, maintenance expense or interest rates that could be considered reasonably likely to occur.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(6) Intangible Assets and Goodwill

   The following table presents our intangible assets as of December 31:

                                                       2008                  2007
                                               --------------------  --------------------
                                                Gross                 Gross
                                               carrying Accumulated  carrying Accumulated
(Amounts in millions)                           amount  amortization  amount  amortization
---------------------                          -------- ------------ -------- ------------
Present value of future profits............... $  850.8   $(290.5)    $702.5    $(258.9)
Capitalized software..........................    139.5     (89.4)     113.7      (79.0)
Deferred sales inducements to contractholders.     41.6     (10.5)      27.6       (3.6)
Other.........................................      2.5      (2.5)       2.5       (2.5)
                                               --------   -------     ------    -------
   Total...................................... $1,034.4   $(392.9)    $846.3    $(344.0)
                                               ========   =======     ======    =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2008, 2007 and 2006 was $42.0 million, $53.6 million and $62.4 million, respectively. Amortization expense related to deferred sales inducements of $6.9 million, $1.8 million and $1.0 million for the years ended December 31, 2008, 2007 and 2006, respectively, was included in benefits and other changes in policy reserves.

   (a) Present Value of Future Profits

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                               2008    2007    2006
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $438.0  $512.6  $568.4
   Amortization...................................................  (55.9)  (75.2)  (87.0)
   Interest accreted at 5.8%, 5.6% and 5.8%, respectively.........   24.3    26.5    31.2
   Transfer of AML................................................     --   (25.5)     --
   Amount transferred due to a reinsurance transaction............     --    (0.4)     --
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  406.4   438.0   512.6
   Accumulated effect of net unrealized investment (gains) losses.  153.9     5.6   (22.1)
                                                                   ------  ------  ------
Balance as of December 31......................................... $560.3  $443.6  $490.5
                                                                   ======  ======  ======

   The percentage of the December 31, 2008 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2009. 5.6%
                                   2010. 7.0%
                                   2011. 8.3%
                                   2012. 6.8%
                                   2013. 5.4%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million as of December 31, 2008 and 2007.

   Goodwill impairments

   During 2008, we completed our annual goodwill impairment analysis based on data as of July 1, 2008. Additionally, as a result of changes in the market environment during the second half of 2008, we performed an impairment analysis as of December 31. There was no charge to income as a result of our analyses.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill. More specifically, our risks associated with future goodwill impairments are primarily related to exposure associated with traditional insurance risk.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2008, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million. We have a signed, binding letter of intent effective January 1, 2009 to coinsure approximately 60% of our new term life insurance. The retention limit for issue ages over 75 is $0.1 million; however, we increased the maximum amount to $0.5 million beginning January 1, 2007.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2008 and 2007, we had $3.0 billion and $5.8 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital"), an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We ceded to BLAC an additional $11,433.3 million of term life insurance in the fourth quarter of 2008. As part of this reinsurance transaction, we transferred DAC of $16.1 million. As of December 31, 2008, total term life insurance ceded to BLAC was $24,846.0 million.

   We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2008, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2008, 31.3% of our reinsured life insurance net at risk exposure was ceded to one company.

   The following table sets forth net life insurance in-force as of December 31:

  (Amounts in millions)                     2008         2007         2006
  ---------------------                 -----------  -----------  -----------
  Direct life insurance in-force....... $ 561,124.7  $ 563,131.3  $ 580,923.9
  Amounts assumed from other companies.    90,883.2     80,205.1     51,281.5
  Amounts ceded to other companies.....  (303,820.9)  (226,524.7)  (237,098.8)
                                        -----------  -----------  -----------
  Net life insurance in-force.......... $ 348,187.0  $ 416,811.7  $ 395,106.6
                                        ===========  ===========  ===========
  Percentage of amount assumed to net..        26.1%        19.2%        13.0%
                                        ===========  ===========  ===========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                Written                       Earned
                 -                   ----------------------------  ----------------------------
(Amounts in millions)                  2008      2007      2006      2008      2007      2006
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,240.6  $1,267.1  $1,393.7  $1,242.8  $1,269.9  $1,394.7
Assumed.............................    254.3     148.5     101.3     249.3      58.8     101.3
Ceded...............................   (438.1)   (375.2)   (398.0)   (423.6)   (265.5)   (363.7)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $1,056.8  $1,040.4  $1,097.0  $1,068.5  $1,063.2  $1,132.3
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   23.3%      5.5%      8.9%
                                                                   ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,135.4 million, $1,098.5 million and $1,413.5 million during 2008, 2007 and 2006, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 Mortality/
                                                 morbidity  Interest rate
(Amounts in millions)                            assumption  assumption     2008     2007
---------------------                            ---------- ------------- -------- --------
Structured settlements with life contingencies..     (a)     4.0% - 8.5%  $5,459.6 $5,516.9
Traditional life insurance contracts............     (b)     2.5% - 6.0%   2,245.1  2,119.1
Annuity contracts with life contingencies.......     (a)     4.0% - 8.5%   2,092.5  2,031.3
Supplementary contracts with life contingencies.     (a)     4.0% - 8.5%      54.6     55.1
Accident and health insurance contracts.........     (c)     4.5% - 7.0%      84.4     87.0
                                                                          -------- --------
   Total future policy benefits.................                          $9,936.2 $9,809.4
                                                                          ======== ========

--------
(a)Assumptions for limited-payment contracts come from either the United States Population Table, 1971 Individual Annuitant Mortality Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table, 2001 Commissioner's Standard Ordinary table and Company experience.
(c)The 1958 & 1980 Commissioner's Standard Ordinary Tables and the 2000 U.S. Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (Amounts in millions)                                 2008      2007
    ---------------------                               --------- ---------
    FABNs, funding agreements and GICs................. $ 4,328.4 $ 4,619.8
    Annuity contracts..................................   3,240.7   2,855.8
    Structured settlements without life contingencies..   1,441.2   1,503.6
    Supplementary contracts without life contingencies.     239.7     325.6
    Variable universal life insurance contracts........      25.5      24.1
                                                        --------- ---------
       Total investment contracts......................   9,275.5   9,328.9
    Universal life insurance contracts.................   4,741.8   4,633.4
                                                        --------- ---------
       Total policyholder account balances............. $14,017.3 $13,962.3
                                                        ========= =========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits, but we also have some GMWBs and guaranteed annuitization benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008 and 2007, our liability associated with certain nontraditional long-duration contracts was approximately $6,253.7 million and $6,251.6 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of the dates indicated:

                                                                          December 31,
                                                                        -----------------
(Dollar amounts in millions)                                              2008     2007
----------------------------                                            -------- --------
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value......... $3,275.4 $3,853.2
Net amount at risk..................................................... $  764.8 $    4.7
Average attained age of contractholders................................       69       69

Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................ $1,955.0 $2,195.9
Net amount at risk..................................................... $  750.6 $   30.2
Average attained age of contractholders................................       69       68

Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits................................. $2,734.7 $2,722.5
Guaranteed annuitization benefits...................................... $1,129.7 $1,451.9

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $31.3 million and $7.5 million as of December 31, 2008 and 2007, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2008 and 2007, our exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $1,092.2 million and $15.9 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of the dates indicated:

                                             December 31,
                                           -----------------
                    (Amounts in millions)    2008     2007
                    ---------------------  -------- --------
                     Balanced funds....... $2,681.3 $3,180.2
                     Bond funds...........    588.8    516.1
                     Equity funds.........    502.3    416.7
                     Money market funds...     72.4     30.4
                     Other................     19.6     31.0
                                           -------- --------
                        Total............. $3,864.4 $4,174.4
                                           ======== ========

(9) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                     2008     2007     2006
       ---------------------                   -------  -------  -------
       Balance as of January 1................ $ 263.1  $ 279.3  $ 322.1
       Less reinsurance recoverables..........  (113.6)  (119.4)  (152.0)
                                               -------  -------  -------
          Net balance as of January 1.........   149.5    159.9    170.1
                                               -------  -------  -------
       Amounts related to transfer of AML.....      --     (3.2)      --

       Incurred related to insured events of:
          Current year........................   365.5    449.2    487.1
          Prior years.........................    36.6    (80.0)    (1.6)
                                               -------  -------  -------
              Total incurred..................   402.1    369.2    485.5
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (345.1)  (309.9)  (397.0)
          Prior years.........................   (37.6)   (66.5)   (98.7)
                                               -------  -------  -------
              Total paid......................  (382.7)  (376.4)  (495.7)
                                               -------  -------  -------
          Net balance as of December 31.......   168.9    149.5    159.9
                                               -------  -------  -------
       Add reinsurance recoverables...........   112.0    113.6    119.4
                                               -------  -------  -------
       Balance as of December 31.............. $ 280.9  $ 263.1  $ 279.3
                                               =======  =======  =======

   The change in prior years' incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(10) Non-recourse Funding Obligations

   We have issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table sets forth the non-recourse funding obligations (surplus notes) of the River Lake and Rivermont Life Insurance Companies, wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                (Amounts in millions)
                ---------------------
                Issuance                        2008     2007
                --------                      -------- --------
                River Lake I (a), due 2033... $  600.0 $  600.0
                River Lake I (b), due 2033...    500.0    500.0
                River Lake II (a), due 2035..    300.0    300.0
                River Lake II (b), due 2035..    550.0    550.0
                River Lake III (a), due 2036.    500.0    500.0
                River Lake III (b), due 2036.    250.0    250.0
                River Lake IV (b), due 2028..    540.0    540.0
                Rivermont I (a), due 2050....    315.0    315.0
                                              -------- --------
                   Total..................... $3,555.0 $3,555.0
                                              ======== ========

--------
(a)Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin. However, in the fourth quarter of 2008, the accrual of interest was based on a fixed rate. In January 2009, the accrual of interest was based on one-month LIBOR that resets ever 28 days plus a fixed margin.
(b)Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the state of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   Of these obligations, $1.7 billion were guaranteed by third-party financial guaranty insurance companies and the interest rates on these obligations are subject to rate resets triggered by negative rating agency action on the third-party financial guaranty insurance companies that guarantee these obligations. In February 2008, the rate was reset from the December 2007 rate on $0.5 billion of the $1.7 billion of non-recourse funding obligations to the highest contractual margin to the related underlying index rate due to further downgrades on the third-party financial guaranty insurance company that guarantees these obligations. In June 2008, the maximum rate on the remaining $1.2 billion was contractually reset to the highest margin to the related underlying index rate due to the third-party financial guaranty insurance company that guarantees these obligations being downgraded and placed on negative outlook.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2008 and 2007 was 3.8% and 5.8%, respectively, reflecting the decline in the underlying index rate.

(11) Income Taxes

   The total provision for income taxes for the years ended December 31 was as follows:

         (Amounts in millions)                  2008     2007    2006
         ---------------------                -------  -------  ------
         Current federal income tax.......... $(107.7) $(107.6) $(55.1)
         Deferred federal income tax.........  (101.9)   213.2   233.0
                                              -------  -------  ------
            Total federal income tax.........  (209.6)   105.6   177.9
                                              -------  -------  ------
         Current state income tax............     3.8     (6.8)    7.5
         Deferred state income tax...........    (6.5)     2.5     3.0
                                              -------  -------  ------
            Total state income tax...........    (2.7)    (4.3)   10.5
                                              -------  -------  ------
            Total provision for income taxes. $(212.3) $ 101.3  $188.4
                                              =======  =======  ======

   Our current income tax receivable was $163.8 million and $112.4 million as of December 31, 2008 and 2007, respectively, and was included in other assets in the consolidated balance sheets. In 2008, we recorded $4.2 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity. In 2007, we recorded $9.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves from our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. Additionally, in 2007, we recorded $52.7 million in retained earnings related to deferred taxes on prior year ceding commissions. We recorded $3.5 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA, in 2006. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity.

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                                                           2008  2007  2006
                                                           ----  ----  ----
    Statutory U.S. federal income tax rate................ 35.0% 35.0% 35.0%
    Increase (reduction) in rate resulting from:
       State income tax, net of federal income tax effect.  0.4  (0.3)  1.2
       Benefit of tax favored investments.................  1.0  (8.8) (1.5)
       Interest on uncertain tax positions................  0.2  (1.0) (0.6)
       Other, net......................................... (0.2)  0.1   0.3
                                                           ----  ----  ----
    Effective rate........................................ 36.4% 25.0% 34.4%
                                                           ====  ====  ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The components of the net deferred income tax liability as of December 31 were as follows:

      (Amounts in millions)                                2008     2007
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  183.2 $   32.6
         Net unrealized losses on investment securities.    823.0    179.9
         Accrued expenses...............................      8.5      1.9
         Net operating loss carryforwards...............    136.0    248.5
         Other..........................................     52.4     33.9
                                                         -------- --------
             Total deferred income tax assets...........  1,203.1    496.8
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    422.8    552.5
         Net unrealized gains on derivatives............      0.1      0.1
         Present value of future profits................    139.3    141.0
         Deferred acquisition costs.....................    876.9    804.4
         Other..........................................     87.8     76.7
                                                         -------- --------
             Total deferred income tax liabilities......  1,526.9  1,574.7
                                                         -------- --------
             Net deferred income tax liability.......... $  323.8 $1,077.9
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementations of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $388.6 million as of December 31, 2008, and if unused, will expire beginning in 2022.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

          (Amounts in millions)                          2008   2007
          ---------------------                         -----  ------
          Balance as of January 1...................... $51.0  $ 74.3
          Tax positions related to the current period:
             Gross additions...........................   1.7     0.5
             Gross reductions..........................  (1.7)     --
          Tax positions related to the prior years:
             Gross additions...........................  19.8     0.5
             Gross reductions..........................  (2.4)  (24.0)
          Settlements..................................  (0.6)   (0.3)
                                                        -----  ------
          Balance as of December 31.................... $67.8  $ 51.0
                                                        =====  ======

   The total amount of unrecognized tax benefits was $67.8 million as of December 31, 2008, of which $48.0 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2008, 2007 and 2006, we incurred approximately $0.4 million, $(3.4) million and $(1.4) million, respectively, of interest and penalties. We had approximately $2.7 million and $1.9 million, respectively, of interest and penalties accrued as of December 31, 2008 and 2007.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We file U.S. federal income tax returns and various state income tax returns. With few exceptions, we are no longer subject to U.S. federal income tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service ("IRS") is currently reviewing our U.S. income tax returns for the 2005 and 2006 tax years. Certain issues from the 2003 and 2004 audit cycle have been timely protested and will be subject to review by the Internal Revenue Service appeals division. For those companies that filed consolidated returns with former parent GE in 2003 and 2004 before the initial public offering ("IPO") (which included the pre-IPO related transactions), the portion of the GE consolidated return allocated to such companies is still subject to IRS examination. Certain issues from the 2000 through 2002 audit cycle are agreed upon with the Internal Revenue Service appeals division and are in the process of being prepared for review by the Joint Committee of Taxation.

   We believe it is reasonably possible that in 2009, as a result of our open audits and appeals, up to $44.5 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) Supplemental Cash Flow Information

   Net cash received for taxes was $56.7 million, $213.3 million and $107.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. Cash paid for interest related to our non-recourse funding obligations was $162.4 million, $177.0 million and $116.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

   For a discussion of dividends paid to our stockholder, see note 17.

   The following table details these transactions as well as other non-cash items for the years ended December 31:

(Amounts in millions)                                                   2008  2007 2006
---------------------                                                  -----  ---- -----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution from parent................................... $10.9  $ -- $  --
   Tax contingencies and other tax related items......................  (4.2)  9.1   4.3
   Change in collateral for securities lending transactions...........    --    --   6.9
                                                                       -----  ---- -----
   Total other non-cash transactions.................................. $ 6.7  $9.1 $11.2
                                                                       =====  ==== =====

(13) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $268.8 million, $326.0 million and $297.2 million for the years ended December 31, 2008, 2007 and 2006, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $118.1 million, $115.3 million and $175.3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We pay Genworth, our ultimate parent, for investment related services. We paid $20.5 million, $15.7 million and $15.6 million to Genworth in 2008, 2007 and 2006, respectively. We also paid GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $1.1 million in 2006 to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the year ended December 31, 2008, we incurred no interest expense under this agreement. Interest expense under this agreement was $0.5 million and $0.7 million for the years ended December 31, 2007 and 2006, respectively. We pay interest at the cost of funds of GNA, which was 1.5%, 4.4% and 5.2%, as of December 31, 2008, 2007 and 2006, respectively. GNA owed us $0.5 million as of December 31, 2008 and 2007, which was included in other assets in the consolidated balance sheets. During 2008, we borrowed and then repaid $271.8 million to GNA and as of December 31, 2008, there were no amounts outstanding under this agreement.

(14) Commitments and Contingencies

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2008, we were committed to fund $111.4 million in limited partnership investments.

   In December 2007, GLAIC entered into a $550.0 million Letter of Credit and Reimbursement Agreement (the "LOC Agreement") as guarantor with River Lake Insurance Company V ("River Lake V"), an indirect subsidiary, and a third-party bank that serves as the administrative agent. Genworth, our ultimate parent, guaranteed the complete and timely performance of all of River Lake V's obligations under the LOC Agreement, which was terminated on September 11, 2008. It was replaced with letters of credit by other third-party banks that required Genworth to provide parental support under certain circumstances in an amount up to $100.0 million. After the downgrade of its holding company, Genworth fully satisfied this obligation in December 2008. Therefore, there was no outstanding commitment as of December 31, 2008.

   On December 30, 2008, GLAIC entered into a reinsurance treaty with River Lake Insurance Company VI ("River Lake VI"), a subsidiary of GLAIC, effective October 1, 2008 (the "Reinsurance Treaty"). In conjunction with the Reinsurance Treaty, on December 30, 2008, River Lake VI delivered to GLAIC a $200.0 million conditional Letter of Credit issued by a third-party bank.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $273.6 million as of December 31, 2008.

(15) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments, cost method limited partnerships accounted for under the cost method and bank loans.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                            2008                         2007
                                                ---------------------------- ----------------------------
                                                Notional Carrying            Notional Carrying
(Amounts in millions)                            amount   amount  Fair value  amount   amount  Fair value
---------------------                           -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans...................  $   (a) $2,704.1  $2,501.2   $   (a) $2,968.1  $3,075.1
   Other invested assets.......................      (a)    992.9   1,006.6       (a)    109.8     134.1
Liabilities:
   Borrowings and related instruments:
       Non-recourse funding obligations(b).....      (a)  3,555.0   2,757.0       (a)  3,555.0   3,516.8
       Investment contracts....................      (a)  9,275.5   8,340.6       (a)  9,328.9   9,477.3
Other firm commitments:
   Ordinary course of business lending
     commitments...............................      --        --        --     15.4        --        --
   Commitments to fund limited
     partnerships..............................   111.4        --        --    150.3        --        --

--------
(a)These financial instruments do not have notional amounts.
(b)See note 10.

   Recurring Fair Value Measurements

   The following table sets forth our assets that were measured at fair value on a recurring basis as of the date indicated:

                                                           December 31, 2008
                                                  ------------------------------------
(Amounts in millions)                               Total   Level 1  Level 2  Level 3
---------------------                             --------- -------- -------- --------
Investments:
   Fixed maturity securities, available-for-sale. $10,771.7 $     -- $6,866.1 $3,905.6
   Equity securities, available-for-sale.........      90.0     22.9     12.2     54.9
   Other invested assets/(a)/....................   1,326.0       --  1,005.4    320.6
Separate account assets..........................   8,501.9  8,501.9       --       --
                                                  --------- -------- -------- --------
       Total assets.............................. $20,689.6 $8,524.8 $7,883.7 $4,281.1
                                                  ========= ======== ======== ========

--------
/(a)/Represents derivatives, trading securities, restricted other invested assets and securities held as collateral.

   The following table sets forth our liabilities that were measured at fair value on a recurring basis as of the date indicated:

                                                 December 31, 2008
                                           ------------------------------
       (Amounts in millions)               Total  Level 1 Level 2 Level 3
       ---------------------               ------ ------- ------- -------
       Policyholder account balances/(a)/. $769.9   $--    $  --  $769.9
       Other liabilities/(b)/.............   67.2    --     67.2      --
                                           ------   ---    -----  ------
          Total liabilities............... $837.1   $--    $67.2  $769.9
                                           ======   ===    =====  ======

--------
/(a)/Represents embedded derivatives associated with our GMWB liabilities. /(b)/Represents derivative instruments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Given the inherent uncertainty of estimating fair value when there is not an active market, the estimated fair values would likely differ, and perhaps significantly, from the value that would have been used had an active market for these investments existed.

   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                                                             Year ended December 31, 2008
                              -                               ---------------------------------------------------------
                                                                Fixed maturity         Equity         Other
                                                                 securities,        securities,      invested
(Amounts in millions)                                         available-for-sale available-for-sale assets/(a)/   Total
---------------------                                         ------------------ ------------------ ----------  --------
Beginning balance as of January 1, 2008......................      $2,044.2            $ 5.1         $ 227.2    $2,276.5
   Total realized and unrealized gains (losses):
       Included in net income (loss).........................        (618.8)             0.8           247.4      (370.6)
       Included in other comprehensive
         income (loss).......................................        (682.8)            (0.7)          (14.8)     (698.3)
   Purchases, sales, issuances and settlements, net..........        (392.4)            24.7          (271.7)     (639.4)
   Transfers in (out) of Level 3.............................       3,555.4             25.0           132.5     3,712.9
                                                                   --------            -----         -------    --------
Ending balance as of December 31, 2008.......................      $3,905.6            $54.9         $ 320.6    $4,281.1
                                                                   ========            =====         =======    ========
Amount of total gains (losses) for the period included in
  net income (loss) attributable to the change in
  unrealized gains (losses) relating to assets still held as
  of the reporting date......................................      $ (607.2)           $  --         $ 248.8    $ (358.4)
                                                                   ========            =====         =======    ========

--------
/(a)/Includes certain trading securities, restricted other invested assets and derivatives.

   The following table presents additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                                                                            Year ended
                                                                                         December 31, 2008
                                           -                                             -----------------
                                                                                           Policyholder
                                                                                              account
(Amounts in millions)                                                                      balances/(a)/
---------------------                                                                    -----------------
Beginning balance as of January 1, 2008.................................................      $ 30.3
   Total realized and unrealized (gains) losses:
       Included in net (income) loss....................................................       725.1
       Included in other comprehensive (income) loss....................................          --
   Purchases, sales, issuances and settlements, net.....................................        14.5
   Transfers in (out) of Level 3........................................................          --
                                                                                              ------
Ending balance as of December 31, 2008..................................................      $769.9
                                                                                              ======
Amount of total (gains) losses for the period included in net (income) loss attributable to the change in unrealized (gains) losses relating to liabilities still
  held as of the reporting date.........................................................      $728.1
                                                                                              ======

--------
/(a)/Includes embedded derivatives associated with our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or other comprehensive income (loss) within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the table presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that exist as of the reporting date, which were recorded in net investment gains (losses).

   Non-recurring Fair Value Measurements

   As of December 31, 2008, we held investments in bank loans that were recorded at the lower of cost or fair value and were recorded in other invested assets. As of December 31, 2008, all bank loans were recorded at fair value, which was lower than their respective cost. Accordingly, for the year ended December 31, 2008, we recorded $5.7 million of fair value loss adjustments which were included in net investment gains (losses) in the consolidated statement of income. Fair value for bank loans was determined using inputs based on market observable information and was classified as Level 2.

(16) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   Total securitized assets were as follows as of December 31:

                   (Amounts in millions)         2008   2007
                   ---------------------        ------ ------
                   Assets secured by:
                   Commercial mortgage loans... $ 92.3 $106.5
                   Fixed maturity securities...   62.9   79.7
                   Other receivables...........   86.8   93.2
                                                ------ ------
                      Total securitized assets. $242.0 $279.4
                                                ====== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturity securities--domestic and foreign, corporate and government securities; and other receivables--primarily policy loans.

   We evaluated the economic, liquidity and credit risk related to the above Qualified Special Purpose Entities ("QSPEs") and believed that the likelihood was remote that any such arrangements could have had a significant adverse effect on our results of operations, liquidity or financial position. Financial support for certain QSPEs was provided under credit support agreements in which Genworth provided limited recourse for a maximum of $119.0 million of credit losses. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third-party. We recorded liabilities for such guarantees based on our best estimate of probable losses. For 2008 and 2007, no QSPE has incurred any defaults.

   Sales of securitized assets to QSPEs resulted in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2008, 2007 and 2006.

   Amounts recognized in our consolidated financial statements related to such sales that were recorded in fixed maturity securities were as follows:

                                               December 31,
                                           ---------------------
                                              2008       2007
                                           ---------- ----------
                                                Fair       Fair
               (Amounts in millions)       Cost value Cost value
               ---------------------       ---- ----- ---- -----
               Retained interests--assets. $6.3 $14.5 $7.5 $15.8
               Servicing assets...........   --    --   --    --
               Recourse liability.........   --    --   --    --
                                           ---- ----- ---- -----
                  Total................... $6.3 $14.5 $7.5 $15.8
                                           ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we reviewed recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements, we provided recourse for credit losses in special purpose entities. We provided for expected credit losses under these agreements and such amounts approximated fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(17) Restrictions on Dividends

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Based on statutory results as of December 31, 2008, we are able to distribute $193.1 million in dividends in 2009 without obtaining regulatory approval. Based on statutory results as of December 31, 2008, we estimate our insurance subsidiaries could pay dividends of approximately $4.0 million to us in 2009 without obtaining regulatory approval.

   There were no common stock dividends declared in 2008 or 2007. In 2006, we declared and paid a common stock dividend of $450.0 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends. Dividends on the Series A Preferred Stock were cumulative and payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 shares of Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for par value of $110.0 million and $2.2 million in accrued dividends on the redeemed shares. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired. For the year ended December 31, 2006, we declared and paid preferred stock dividends of $9.6 million.

(18) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no permitted accounting practices, except for River Lake V and River Lake VI. River Lake V was granted a permitted accounting practice from the state of Vermont to carry its reserves on a U.S. GAAP basis. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in the Company's statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

   The tables below include our combined statutory net income (losses) and statutory capital and surplus:

                                                                    Years ended December 31,
                                                                   -------------------------
(Amounts in millions)                                                2008   2007/(a)/   2006
---------------------                                              -------  --------  -------
GLAIC and our life insurance subsidiaries, excluding captive life
  reinsurance subsidiaries........................................ $(245.7) $ 325.1   $ 538.0
Captive life reinsurance subsidiaries combined statutory net loss.  (330.2)  (413.3)   (894.7)
                                                                   -------  -------   -------
   Combined statutory net income (losses)......................... $(575.9) $ (88.2)  $(356.7)
                                                                   =======  =======   =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


                                                   As of December 31,
                                                   -----------------
           (Amounts in millions)                     2008   2007/(a)/
           ---------------------                   -------- --------
           Combined statutory capital and surplus. $1,971.0 $1,414.2

--------
/(a)/In July 2008, the State Corporation Commission, Bureau of Insurance of the
     Commonwealth of Virginia directed our Company to amend its 2007 statutory annual statement filing to reflect a revision to statutory survivorship universal life insurance reserves. The 2007 amounts have been revised to reflect the amended net loss and capital and surplus.

   Statutory net income (loss) from our captive life reinsurance subsidiaries relate to their assumption reinsurance of statutorily required term and universal life insurance reserves from our life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties. Accordingly, the combined statutory net income and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,313.5 million and $1,081.8 million as of December 31, 2008 and 2007, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V and River Lake VI, includes surplus notes (non-recourse funding obligations) as further described in note 10.

   We currently have an RBC ratio that exceeds the minimum levels required by applicable insurance regulations. However, the impairments in our investment portfolio during the three months ended September 30, 2008 would have had a material adverse impact on our RBC ratio had our holding company not strengthened our capital levels. In particular, in connection with the preparation of our statutory financial statements for the third quarter, our parent company contributed $600.0 million of additional capital to us.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million. On December 30, 2008, GLIC delivered to GLICNY a capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $10.9 million.

   In July 2008, the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia directed us to amend our 2007 statutory annual statement filing to reflect a revision to our statutory survivorship universal life insurance reserves. As amended, combined statutory net loss was $88.3 million, capital and surplus was $1,414.2 million and our dividend capacity was $440.9 million. As of December 31, 2007, GLAIC and its subsidiaries continued to exceed the minimum required RBC levels as amended.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate risk; and (iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and its subsidiaries. As of December 31, 2008 and 2007, GLAIC and its subsidiaries exceeded the minimum required RBC levels.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(19) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term and universal life insurance and Medicare supplement insurance; and (2) Retirement Income and Institutional, which principally includes fixed and variable deferred and immediate individual annuities, group variable annuities offered through retirement plans and institutional products. Institutional products include FABNs, funding agreements and GICs. We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   We allocate net investment gains (losses) from Corporate and Other to our Protection and Retirement Income and Institutional segments using an approach based principally upon the investment portfolios established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy-related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                                                                        Retirement
                                                                        Income and   Corporate
(Amounts in millions)                                       Protection Institutional and Other Consolidated
---------------------                                       ---------- ------------- --------- ------------
Premiums................................................... $   920.3    $   148.2   $     --   $ 1,068.5
Net investment income......................................     522.0        428.9       (2.6)      948.3
Net investment gains (losses)..............................    (424.9)      (479.6)     (32.2)     (936.7)
Policy fees and other income...............................     345.1        262.6         --       607.7
                                                            ---------    ---------   --------   ---------
   Total revenues..........................................   1,362.5        360.1      (34.8)    1,687.8
                                                            ---------    ---------   --------   ---------
Benefits and other changes in policy reserves..............     773.6        365.2         --     1,138.8
Interest credited..........................................     219.2        231.5         --       450.7
Acquisition and operating expenses, net of deferrals.......     163.2         87.9       19.1       270.2
Amortization of deferred acquisition costs and intangibles.     116.4        127.6         --       244.0
Interest expense...........................................     168.1           --         --       168.1
                                                            ---------    ---------   --------   ---------
   Total benefits and expenses.............................   1,440.5        812.2       19.1     2,271.8
                                                            ---------    ---------   --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................     (78.0)      (452.1)     (53.9)     (584.0)
Provision (benefit) for income taxes.......................     (26.5)      (165.4)     (20.4)     (212.3)
                                                            ---------    ---------   --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................     (51.5)      (286.7)     (33.5)     (371.7)
Equity in net income (loss) of unconsolidated subsidiary...        --           --      (37.6)      (37.6)
                                                            ---------    ---------   --------   ---------
Net income (loss).......................................... $   (51.5)   $  (286.7)  $  (71.1)  $  (409.3)
                                                            =========    =========   ========   =========

Total assets............................................... $14,926.2    $24,886.2   $1,558.4   $41,370.8
                                                            =========    =========   ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                                                                         Retirement
                                                                         Income and   Corporate
(Amounts in millions)                                        Protection Institutional and Other Consolidated
---------------------                                        ---------- ------------- --------- ------------
Premiums.................................................... $   891.9    $   171.3   $     --   $ 1,063.2
Net investment income.......................................     609.3        570.6       10.0     1,189.9
Net investment gains (losses)...............................     (26.6)       (74.3)       9.8       (91.1)
Policy fees and other income................................     346.6        144.5        0.2       491.3
                                                             ---------    ---------   --------   ---------
   Total revenues...........................................   1,821.2        812.1       20.0     2,653.3
                                                             ---------    ---------   --------   ---------
Benefits and other changes in policy reserves...............     780.6        324.8         --     1,105.4
Interest credited...........................................     217.4        323.9         --       541.3
Acquisition and operating expenses, net of deferrals........     145.6         79.5       19.1       244.2
Amortization of deferred acquisition costs and intangibles..     106.8         44.6         --       151.4
Interest expense............................................     204.6           --        0.5       205.1
                                                             ---------    ---------   --------   ---------
   Total benefits and expenses..............................   1,455.0        772.8       19.6     2,247.4
                                                             ---------    ---------   --------   ---------
Income before income taxes and equity in net income of
  unconsolidated subsidiary.................................     366.2         39.3        0.4       405.9
Provision (benefit) for income taxes........................     125.8        (25.2)       0.7       101.3
                                                             ---------    ---------   --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary................................................     240.4         64.5       (0.3)      304.6
Equity in net income of unconsolidated subsidiary...........        --           --       19.1        19.1
                                                             ---------    ---------   --------   ---------
Net income.................................................. $   240.4    $    64.5   $   18.8   $   323.7
                                                             =========    =========   ========   =========

Total assets................................................ $14,880.0    $29,456.7   $1,640.4   $45,977.1
                                                             =========    =========   ========   =========

   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2006:

                                                                        Retirement
                                                                        Income and   Corporate
(Amounts in millions)                                       Protection Institutional and Other Consolidated
---------------------                                       ---------- ------------- --------- ------------
Premiums...................................................  $  875.4     $256.9       $  --     $1,132.3
Net investment income......................................     537.8      521.0        58.1      1,116.9
Net investment gains (losses)..............................      (2.8)      (7.5)       13.4          3.1
Policy fees and other income...............................     291.3       91.5          --        382.8
                                                             --------     ------       -----     --------
   Total revenues..........................................   1,701.7      861.9        71.5      2,635.1
                                                             --------     ------       -----     --------
Benefits and other changes in policy reserves..............     683.8      418.1          --      1,101.9
Interest credited..........................................     220.4      276.3          --        496.7
Acquisition and operating expenses, net of deferrals.......     151.7       66.8        24.0        242.5
Amortization of deferred acquisition costs and intangibles.      80.7       31.3          --        112.0
Interest expense...........................................     132.8         --         1.2        134.0
                                                             --------     ------       -----     --------
   Total benefits and expenses.............................   1,269.4      792.5        25.2      2,087.1
                                                             --------     ------       -----     --------
Income before income taxes.................................     432.3       69.4        46.3        548.0
Provision for income taxes.................................     153.2        6.9        28.3        188.4
                                                             --------     ------       -----     --------
Net income.................................................  $  279.1     $ 62.5       $18.0     $  359.6
                                                             ========     ======       =====     ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(20) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly results of operations for the years ended December 31 were as follows:

                        First Quarter Second Quarter Third Quarter  Fourth Quarter
                        ------------- -------------- -------------- ---------------
(Amounts in millions)    2008   2007   2008    2007   2008    2007    2008    2007
---------------------   ------ ------ ------  ------ ------  ------ -------  ------
Net investment income.. $271.2 $285.3 $239.8  $287.2 $221.9  $322.5 $ 215.4  $294.9
                        ====== ====== ======  ====== ======  ====== =======  ======
Total revenues/(1)/.... $609.9 $657.5 $402.6  $647.7 $406.8  $700.4 $ 268.5  $647.7
                        ====== ====== ======  ====== ======  ====== =======  ======
Net income (loss)/(2)/. $ 53.5 $ 93.5 $(90.7) $ 76.5 $(82.6) $114.4 $(289.5) $ 39.3
                        ====== ====== ======  ====== ======  ====== =======  ======

--------
/(1)/Included in the three months ended December 31, 2008 was net investment losses of $347.1 million, including $350.2 million of impairments partially offset by derivative gains.
/(2)/In addition to revenues discussed above, included in the three months ended December 31, 2008 was increased DAC amortization primarily due to loss recognition testing as a result of revisions to our expected gross profits related to unfavorable market impacts and volatility in equity markets. Also included was a benefit from income taxes.

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under date of March 2, 2009, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2008, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Richmond, Virginia
March 2, 2009

                                  Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

       Summary of investments--other than investments in related parties
                             (Amounts in millions)

   As of December 31, 2008, the amortized cost or cost, fair value and carrying value of our invested assets were as follows:

                                                      Amortized
                                                       cost or             Carrying
Type of Investment                                      cost    Fair value  value
------------------                                    --------- ---------- ---------
Fixed maturity securities:
   Bonds:
       U.S. government, agencies and authorities..... $   158.3 $   174.2  $   174.2
       Government--non-U.S...........................     178.7     162.2      162.2
       Public utilities..............................     794.8     735.2      735.2
       All other corporate bonds.....................  12,205.0   9,700.1    9,700.1
                                                      --------- ---------  ---------
          Total fixed maturity securities............  13,336.8  10,771.7   10,771.7
Equity securities....................................      99.6      90.0       90.0
Commercial mortgage loans............................   2,704.1     xxxxx    2,704.1
Policy loans.........................................     505.8     xxxxx      505.8
Other invested assets/(1)/...........................   2,216.9     xxxxx    2,772.2
                                                      --------- ---------  ---------
          Total investments.......................... $18,863.2     xxxxx  $16,843.8
                                                      ========= =========  =========

--------
/(1)/The amount shown in the consolidated balance sheets for other invested assets differs from amortized cost or cost presented, as other invested assets includes certain assets with a carrying amount that differs from amortized cost or cost.




   See Accompanying Report of Independent Registered Public Accounting Firm

                                 Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                         Deferred                 Policyholder   Liabilities
                                        Acquisition Future Policy   Account    for Policy and  Unearned
Segment                                    Costs      Benefits      Balances   Contract Claims Premiums
-------                                 ----------- ------------- ------------ --------------- --------
December 31, 2008:
   Protection..........................  $2,675.1     $2,329.6     $ 4,865.8       $264.8       $19.2
   Retirement Income and Institutional.     619.7      7,606.6       9,151.5         16.1          --
                                         --------     --------     ---------       ------       -----
       Total...........................  $3,294.8     $9,936.2     $14,017.3       $280.9       $19.2
                                         ========     ========     =========       ======       =====
December 31, 2007:
   Protection..........................  $2,429.1     $2,206.1     $ 4,815.6       $249.3       $21.4
   Retirement Income and Institutional.     533.1      7,603.3       9,146.7         13.8          --
                                         --------     --------     ---------       ------       -----
       Total...........................  $2,962.2     $9,809.4     $13,962.3       $263.1       $21.4
                                         ========     ========     =========       ======       =====

                                                   Interest                   Amortization
                                                 Credited and    Acquisition  of Deferred
                                       Net       Benefits and   and Operating Acquisition
                           Premium  Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                    Revenue    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                    -------- ---------- ---------------- ------------- ------------ --------
December 31, 2008:
   Protection............. $  920.3  $  522.0      $  992.8        $163.2        $116.4    $  908.6
   Retirement Income and
     Institutional........    148.2     428.9         596.7          87.9         127.6       148.2
   Corporate and Other....       --      (2.6)           --          19.1            --          --
                           --------  --------      --------        ------        ------    --------
       Total.............. $1,068.5  $  948.3      $1,589.5        $270.2        $244.0    $1,056.8
                           ========  ========      ========        ======        ======    ========
December 31, 2007:
   Protection............. $  891.9  $  609.3      $  998.0        $145.6        $106.8    $  869.2
   Retirement Income and
     Institutional........    171.3     570.6         648.7          79.5          44.6       171.2
   Corporate and Other....       --      10.0            --          19.1            --          --
                           --------  --------      --------        ------        ------    --------
       Total.............. $1,063.2  $1,189.9      $1,646.7        $244.2        $151.4    $1,040.4
                           ========  ========      ========        ======        ======    ========
December 31, 2006:
   Protection............. $  875.4  $  537.8      $  904.2        $151.7        $ 80.7    $  840.1
   Retirement Income and
     Institutional........    256.9     521.0         694.4          66.8          31.3       256.9
   Corporate and Other....       --      58.1            --          24.0            --          --
                           --------  --------      --------        ------        ------    --------
       Total.............. $1,132.3  $1,116.9      $1,598.6        $242.5        $112.0    $1,097.0
                           ========  ========      ========        ======        ======    ========


   See Accompanying Report of Independent Registered Public Accounting Firm

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)       Resolution of Board of Directors of Genworth Life and Annuity
              Insurance Company authorizing the establishment of Genworth Life &
              Annuity VA Separate Account 4. Previously filed on March 7, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life
              & Annuity VA Separate Account 4, Registration No. 333-149595.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement between Genworth Life and Annuity Insurance
              Company and Capital Brokerage Corporation. Previously filed on
              September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

 (3)(b)       Dealer Sales Agreement. Previously filed on September 13, 2002 with
              Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)    Form of contract. Previously filed on May 25, 2006 with the Initial
              Registration Statement on Form N-4 for Genworth Life & Annuity VA
              Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)   [Reserved.]

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
              Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)   Waiver of Surrender Charge Endorsement. Previously filed on May 25,
              2006 with the Initial Registration Statement on Form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(v)    Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
              & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007, with Post-Effective Amendment No. 7 to form N-4 for Genworth Life &
              Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vii)  Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
              2007, with Post-Effective Amendment No. 7 to form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(viii) Payment Choice Endorsement P5357 06/07. Previously filed on March 7,
              2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life & Annuity VA Separate Account 4, Registration No.
              333-149595.

 (4)(a)(ix)   Death Benefit Endorsement P5360 07/07. Previously filed on March 7,
              2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life & Annuity VA Separate Account 4, Registration No.
              333-149595.

 (4)(a)(x)    Annuitant Endorsement P5377 09/07. Previously filed on March 7, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life
              & Annuity VA Separate Account 4, Registration No. 333-149595.

 (4)(b)(i)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
              filed on November 27, 2007, with Post-Effective Amendment No. 7 to form N-4 for Genworth Life & Annuity VA Separate Account 2,
              Registration No. 333-134457.

 (4)(b)(i)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
              filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

 (4)(c)(i)(a) Annual Step-Up Death Benefit Rider P5222 1/06. Previously filed on
              May 25, 2006 with the Initial Registration Statement on Form N-4 for
              Genworth Life & Annuity VA Separate Account 2, Registration
              No. 333-134457.

 (5)          Form of Application. Previously filed on July 26, 2006 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
              VA Separate Account 2, Registration No. 333-134457.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)       By-Laws of Genworth Life and Annuity Insurance Company. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

 (7)          Not Applicable.

 (8)(a)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company and Invesco AIM Distributors, Inc. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-149595.

 (8)(b)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, AllianceBernstein Investor Services, Inc. and
              AllianceBernstein Investments, Inc. Previously filed on April 25,
              2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life
              & Annuity VA Separate Account 1, Registration No. 333-149595.

 (8)(c)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, Allianz Global Investors Fund Management LLC and
              Allianz Global Investors Distributors LLC. Previously filed on April
              25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration No. 333-149595.

 (8)(d)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, American Century Investment Services, Inc. and
              American Century Services, LLC. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-149595.

 (8)(e)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, BlackRock Advisors, LLC and BlackRock
              Distributors, Inc. Previously filed on April 25, 2008 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
              VA Separate Account 1, Registration No. 333-149595.

 (8)(f)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, Calamos Financial Services LLC and Calamos
              Advisors LLC. Previously filed on April 25, 2008 with Pre-Effective
              Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate
              Account 1, Registration No. 333-149595.

 (8)(g) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Cohen & Steers Capital Management, Inc.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(h) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Capital Brokerage Corporation and Columbia
        Management Distributors, Inc. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(i) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Davis New York Venture Fund and Davis Selected
        Advisers, L.P. Previously filed on April 25, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate
        Account 1, Registration No. 333-149595.

 (8)(j) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Eaton Vance Distributors, Inc. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life & Annuity VA Separate Account 1, Registration No.
        333-149595.

 (8)(k) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Evergreen Investment Services, Inc. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form
        N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
        No. 333-149595.

 (8)(l) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Federated Securities Corp. Previously filed on
        April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life & Annuity VA Separate Account 1, Registration No.
        333-149595.

 (8)(m) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Fidelity Distributors Corporation. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form
        N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
        No. 333-149595.

 (8)(n) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Franklin Templeton Distributors, Inc.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(o) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, GE Funds and GE Investment Distributors, Inc.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(p) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Janus Distributors LLC and Janus Services LLC.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(q) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, JPMorgan Advisors Inc. and JPMorgan Funds
        Management, Inc. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(r) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Capital Brokerage Corporation and Legg Mason
        Investor Services, LLC. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(s) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Lord Abbett Distributor LLC. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life & Annuity VA Separate Account 1, Registration No.
        333-149595.

 (8)(t) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, OppenheimerFunds Distributor Inc. and
        OppenheimerFunds Inc. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(u) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Prudential Investments LLC and Prudential Mutual
        Fund Services LLC. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(v) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Putnam Retail Management Limited Partnership and
        Putnam Fiduciary Trust Company. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-149595.

 (8)(w) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, T. Rowe Price Investment Services, Inc. and T.
        Rowe Price Services, Inc. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(x) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Thornburg Investment Management, Inc.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(y) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Van Kampen Comstock Fund, Van Kampen Funds Inc.
        and Van Kampen Asset Management. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-149595.

 (9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

 (10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

 (11)   Not Applicable.

 (12)   Not Applicable.

 (13)   Power of Attorney. Filed herewith.


Item 25.  Directors and Officers of the Depositor


Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer

Paul A. Haley           Director, Senior Vice President and Chief Actuary

Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer

Leon E. Roday(1)        Director and Senior Vice President

Geoffrey S. Stiff       Director and Senior Vice President

John G. Apostle, II(1)  Senior Vice President and Chief Compliance Officer

Thomas E. Duffy         Senior Vice President, General Counsel and Secretary

Kelly L. Groh           Senior Vice President and Chief Financial Officer

Christopher J. Grady    Senior Vice President

James H. Reinhart       Senior Vice President

Patrick B. Kelleher(1)  Senior Vice President

Thomas M. Stinson       Senior Vice President

Heather C. Harker       Vice President and Associate General Counsel

Jac J. Amerell          Vice President and Controller

Gary T. Prizzia(1)      Treasurer

Matthew P. Sharpe       Vice President

Michael P. Cogswell     Vice President


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.


   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 461 owners of Qualified Contracts as of March 4, 2009.

Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.


   (b)

         Name                Address        Positions and Offices with Underwriter
         ----                 -------        --------------------------------------
Christopher J. Grady... 6610 W. Broad St.   Director, President and Chief Executive
                        Richmond, VA 23230  Officer
Geoffrey S. Stiff...... 6610 W. Broad St.   Director and Senior Vice President
                        Richmond, VA 23230

         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230


   (c)


                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter        Commissions    on Redemption  Commissions Compensation
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable    11.0%    $2.1 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27th day of April, 2009.



                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4 (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -----------------------------------
                                                  Michael P. Cogswell
                                                    Vice President



                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -----------------------------------
                                                  Michael P. Cogswell
                                                    Vice President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                Name                            Title                       Date
  -             ----                            -----                       ----

       /s/  PAMELA S. SCHUTZ*   Chairperson of the Board, President    April 27, 2009
      -------------------------   and Chief Executive Officer
          Pamela S. Schutz

      /s/  RONALD P. JOELSON*   Director and Senior Vice President     April 27, 2009
      -------------------------   and Chief Investment Officer
         Ronald P. Joelson

        /s/  PAUL A. HALEY*     Director, Senior Vice President and    April 27, 2009
      -------------------------   Chief Actuary
           Paul A. Haley

        /s/  LEON E. RODAY*     Director and Senior Vice President     April 27, 2009
      -------------------------
           Leon E. Roday

      /s/  GEOFFREY S. STIFF*   Director and Senior Vice President     April 27, 2009
      -------------------------
         Geoffrey S. Stiff

        /s/  KELLY L. GROH*     Senior Vice President and Chief        April 27, 2009
      -------------------------   Financial Officer
           Kelly L. Groh

        /s/  JAC J. AMERELL*    Vice President and Controller          April 27, 2009
      -------------------------
           Jac J. Amerell

*By:  /s/  MICHAEL P. COGSWELL  Pursuant to Power of   Attorney        April 27, 2009
      ------------------------- executed on April 7, 2009.
        Michael P. Cogswell


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